Filed with the Securities and Exchange Commission on February 26, 2010

1933 Act Registration File No.   033-12213
1940 Act File No. 811-05037
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	372	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	373	[	X	]

(Check appropriate box or boxes.)

PROFESSIONALLY MANAGED PORTFOLIOS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (414) 765-5348

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and Address of Agent for Service)

Copy to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 East 55th Street
New York, NY 10022

It is proposed that this filing will become effective (check appropriate box)
[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	On February 28, 2010 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

Explanatory Note: This Post-Effective Amendment No. 372 to the Registration Statement of Professionally Managed Portfolios (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended October 31, 2009 for eight series of the Trust: FundX Upgrader Fund, FundX Flexible Income Fund, FundX Conservative Upgrader Fund, FundX Aggressive Upgrader Fund, FundX ETF Aggressive Upgrader Fund, FundX ETF Upgrader Fund, FundX Tactical Upgrader Fund and FundX Tactical Total Return Fund.

DAL Investment Company

FundX Upgrader Fund – FUNDX
FundX Flexible Income Fund – INCMX
FundX Conservative Upgrader Fund – RELAX
FundX Aggressive Upgrader Fund – HOTFX
FundX ETF Aggressive Upgrader Fund – UNBOX
FundX ETF Upgrader Fund – REMIX
FundX Tactical Upgrader Fund – TACTX
FundX Tactical Total Return Fund – TOTLX

Prospectus

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

February 28, 2010

Table of Contents

SUMMARY SECTION	1
FundX Upgrader Fund	1
FundX Flexible Income Fund	7
FundX Conservative Upgrader Fund	12
FundX Aggressive Upgrader Fund	18
FundX ETF Aggressive Upgrader Fund	24
FundX ETF Upgrader Fund	30
FundX Tactical Upgrader Fund	36
FundX Tactical Total Return Fund	42

MORE ABOUT THE FUNDS’ INVESTMENT OBJECTIVES, STRATEGIES AND RISKS	48
Investment Objectives	48
Principal Investment Strategies	48
Additional Information about the FundX Upgrader Funds’ Investments	56
Principal Risks	57
Portfolio Holdings Information	61

MANAGEMENT OF THE FUNDS	62
Investment Advisor	62
Fund Expenses	63
Service Fees and Other Third Party Payments	63
The Trust	64
Portfolio Managers	64

SHAREHOLDER INFORMATION	65
Pricing Fund Shares	65
Fair Value Pricing	65
Buying Fund Shares	65
Selling (Redeeming) Fund Shares	68
Redemption Fee and Market Timing	70
Account and Transaction Policies	71
How to Exchange Fund Shares	73

DISTRIBUTION AND TAXES	73
Dividends and Distibutions	73
Taxes	73

INDEX DESCRIPTIONS	74

FINANCIAL HIGHLIGHTS	76

PRIVACY NOTICE	INSIDE BACK COVER

SUMMARY SECTION

FundX Upgrader Fund

Investment Objective

The FundX Upgrader Fund (“Upgrader Fund”) seeks to maximize capital appreciation over the long term without regard to income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Upgrader Fund.

FundX Upgrader Fund
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.20%
Acquired Fund (Underlying Fund) Fees and Expenses(1)	0.77%
Total Annual Fund Operating Expenses	1.97%

(1)   The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Upgrader Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Upgrader Fund	$200	$629	$1,083	$2,344

Portfolio Turnover

As a fund-of-funds, the Upgrader Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Upgrader Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Upgrader Fund’s performance.  During the most recent fiscal year, the Upgrader Fund’s portfolio turnover rate was 201% of the average value of its portfolio.

Principal Investment Strategies

The Upgrader Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds (“Underlying Funds”).  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The Upgrader Fund may purchase, without limit, shares of international and global Underlying Funds.  In addition, up to 50% of the Upgrader Fund’s net assets may be invested in Underlying Funds that focus their investment in securities of companies located in emerging markets.

In managing the Fund, the Advisor uses a proprietary “upgrading” investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective. Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics. Five different classes of Underlying Funds are categorized according to this system, ranging from class 1 Underlying Funds, which are the most speculative funds with the highest risk but also the highest reward potential, to class 5 Underlying Funds, which have the lowest risk but also the lowest reward potential. See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process” for more information on this ranking system.

Under normal market conditions, the Fund will typically maintain a core holding of class 3 Underlying Funds. Class 3 Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Class 3 Underlying Funds may also invest in fixed income securities. The Fund may also invest a portion of its assets in class 1 and class 2 Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks and in class 4 and class 5 Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities.
As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks

An investment in the Upgrader Fund entails risk.  The Upgrader Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Upgrader Fund.  The following risks could affect the value of your investment:

•
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Management Risk – Management risk describes the Upgrader Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Upgrader Fund.

•
Foreign Securities and Emerging Markets Risk – The Underlying Funds held by the Upgrader Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Non-Diversification Risk – While the Upgrader Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
•
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•	Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.
•
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
•
Concentration and Sector Risk – Because the Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Upgrader Fund to sector concentration risk.

•
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

•
High-Yield Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

•
ETF Trading Risk – Because the Upgrader Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
Portfolio Turnover Risk – To the extent the Upgrader Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

•
Upgrading Strategy Risk – The Upgrader Fund employs an “upgrading” strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Upgrader Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk – The risks associated with the Upgrader Fund include the risks related to each Underlying Fund in which the Upgrader Fund invests.  Although the Upgrader Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Performance

The following performance information provides some indication of the risks of investing in the Upgrader Fund.  The bar chart below illustrates how the Upgrader Fund’s total returns have varied from year to year.  The table below illustrates how the Upgrader Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Upgrader Fund’s performance, before and after taxes is not necessarily an indication of how the Upgrader Fund will perform in the future.  Updated performance is available on the Upgrader Fund’s website at www.upgraderfunds.com.

FundX Upgrader Fund - FUNDX

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	19.68%
Worst Quarter	Q4 2008	-22.45%

Average Annual Total Returns as of December 31, 2009
			Since Inception
FundX Upgrader Fund - FUNDX	1 Year	5 Year	(11/01/01)
Return Before Taxes	23.29%	2.42%	5.51%
Return After Taxes on Distributions	23.29%	1.39%	4.82%
Return After Taxes on Distributions and Sale of Fund Shares	15.14%	1.93%	4.68%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	2.31%
Dow Jones Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	29.42%	1.10%	3.56%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Investment Advisor

DAL Investment Company, LLC is the investment advisor to the Upgrader Fund.

Portfolio Managers

Name	Title	Managed the Fund Sine
Janet Brown	President and Portfolio Manager	2001 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2001 (the Fund’s inception)
Bernard Burke	Portfolio Manager and Chief Compliance Officer	2001 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2001 (the Fund’s inception)
Jason Browne	Portfolio Manager	2001 (the Fund’s inception)

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Upgrader Fund shares on any business day by written request via mail (FundX Upgrader Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (866) 455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial investment amounts are shown in the table below.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information

The Upgrader Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Upgrader Fund through a broker-dealer or other financial intermediary (such as a bank), the Upgrader Fund and its related companies may pay the intermediary for the sale of Upgrader Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Upgrader Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

FundX Flexible Income Fund

Investment Objective

The FundX Flexible Income Fund (“Flexible Income Fund”) seeks to generate total return, which is capital appreciation plus current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Flexible Income Fund.

FundX Flexible Income Fund
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.70%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.25%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.43%
Total Annual Fund Operating Expenses	1.38%
Expense Reduction/Reimbursement	0.02%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	1.40%

(1)  DAL Investment Company, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Flexible Income Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Flexible Income Fund to 0.99% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect until at least February 28, 2011.  A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

(2)  The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Flexible Income Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Flexible Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Flexible Income Fund’s operating expenses remain the same (taking into account the one year contractual expense limitation).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Flexible Income Fund	$143	$443	$766	$1,680

Portfolio Turnover

As a fund-of funds, the Flexible Income Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Flexible Income Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Flexible Income Fund’s performance.  During the most recent fiscal year, the Flexible Income Fund’s portfolio turnover rate was 124% of the average value of its portfolio.

Principal Investment Strategies

The Flexible Income Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds (“Underlying Funds”).  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The Flexible Income Fund may purchase, without limit, shares of international and global Underlying Funds, which may also include Underlying Funds that invest in securities of companies located in emerging markets.

In managing the Fund, the Advisor uses a proprietary “upgrading” investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective. Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics. Five different classes of Underlying Funds are categorized according to this system, ranging from class 1 Underlying Funds, which are the most speculative funds with the highest risk but also the highest reward potential, to class 5 Underlying Funds, which have the lowest risk but also the lowest reward potential. See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process” for more information on this ranking system.

Under normal market conditions, the Fund will typically invest exclusively in class 4 and class 5 Underlying Funds. These Underlying Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturity and credit qualities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks

An investment in the Flexible Income Fund entails risk.  The Flexible Income Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Flexible Income Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Flexible Income Fund.  The following risks could affect the value of your investment:

•
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Management Risk – Management risk describes the Flexible Income Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Flexible Income Fund.

•
Foreign Securities and Emerging Markets Risk – The Underlying Funds held by the Flexible Income Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Non-Diversification Risk – While the Flexible Income Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
•
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•	Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.
•
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

•
High-Yield Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

•
ETF Trading Risk – Because the Flexible Income Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
Portfolio Turnover Risk – To the extent the Flexible Income Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

•
Upgrading Strategy Risk – The Flexible Income Fund employs an “upgrading” strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Flexible Income Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk – The risks associated with the Flexible Income Fund include the risks related to each Underlying Fund in which the Flexible Income Fund invests.  Although the Flexible Income Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Performance

The following performance information provides some indication of the risks of investing in the Flexible Income Fund.  The bar chart below illustrates how the Flexible Income Fund’s total returns have varied from year to year.  The table below illustrates how the Flexible Income Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods compare with a domestic broad-based market index.  The Flexible Income Fund’s performance, before and after taxes is not necessarily an indication of how the Flexible Income Fund will perform in the future.  Updated performance is available on the Flexible Income Fund’s website at www.upgraderfunds.com.

FundX Flexible Income Fund - INCMX

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q4 2003	6.30%
Worst Quarter	Q2 2004	-3.84%

Average Annual Total Returns as of December 31, 2009
	1 Year	5 Years	Since Inception
FundX Flexible Income Fund - INCMX			(7/01/02)
Return Before Taxes	9.06%	4.81%	6.22%
Return After Taxes on Distributions	7.32%	3.46%	5.08%
Return After Taxes on Distributions and Sale of Fund Shares	5.79%	3.33%	4.72%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	5.93%	4.97%	5.27%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Investment Advisor

DAL Investment Company, LLC is the investment advisor to the Flexible Income Fund.

Portfolio Managers

Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2002 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2002 (the Fund’s inception)
Bernard Burke	Portfolio Manager and Chief Compliance Officer	2002 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2002 (the Fund’s inception)
Jason Browne	Portfolio Manager	2002 (the Fund’s inception)

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Flexible Income Fund shares on any business day by written request via mail (FundX Flexible Income Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (866) 455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial investment amounts are shown in the table below.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information

The Flexible Income Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Flexible Income Fund through a broker-dealer or other financial intermediary (such as a bank), the Flexible Income Fund and its related companies may pay the intermediary for the sale of Flexible Income Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Flexible Income Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

FundX Conservative Upgrader Fund

Investment Objective

The FundX Conservative Upgrader Fund (“Conservative Fund”) seeks to obtain capital appreciation over the long term while at times providing a low level of current income to reduce portfolio volatility.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Conservative Fund.

FundX Conservative Upgrader Fund
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.32%
Acquired Fund (Underlying Fund) Fees and Expenses(1)	0.70%
Total Annual Fund Operating Expenses	2.02%

(1)  The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Conservative Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Conservative Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Conservative Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Conservative Upgrader Fund	$205	$642	$1,105	$2,386

Portfolio Turnover

As a fund-of-funds, the Conservative Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Conservative Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Conservative Fund’s performance.  During the most recent fiscal year, the Conservative Fund’s portfolio turnover rate was 137% of the average value of its portfolio.

Principal Investment Strategies

The Conservative Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds (“Underlying Funds”).  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The Conservative Fund may also purchase, without limit, shares of international and global Underlying Funds.  In addition, the Conservative Fund may invest up to 50% of its net assets in Underlying Funds that invest in securities of companies located in emerging markets.

In managing the Fund, the Advisor uses a proprietary “upgrading” investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective. Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics. Five different classes of Underlying Funds are categorized according to this system, ranging from class 1 Underlying Funds, which are the most speculative funds with the highest risk but also the highest reward potential, to class 5 Underlying Funds, which have the lowest risk but also the lowest reward potential. See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process” for more information on this ranking system.

Under normal market conditions, the Fund will typically invest substantially in class 3 Underlying Funds. Class 3 Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Class 3 Underlying Funds may also invest in fixed income securities. In addition, the Fund will generally have significant exposure to class 4 and class 5 Underlying Funds. These Underlying Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturity and credit qualities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks

An investment in the Conservative Fund entails risk.  The Conservative Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Conservative Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Conservative Fund.  The following risks could affect the value of your investment:

•
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Management Risk – Management risk describes the Conservative Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Conservative Fund.

•
Foreign Securities and Emerging Markets Risk – The Underlying Funds held by the Conservative Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Non-Diversification Risk – While the Conservative Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
•
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•	Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.
•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
•
Concentration and Sector Risk – Because the Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Conservative Fund to sector concentration risk.

•
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

•
High-Yield Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

•
ETF Trading Risk – Because the Conservative Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
Portfolio Turnover Risk – To the extent the Conservative Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

•
Upgrading Strategy Risk – The Conservative Fund employs an “upgrading” strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Conservative Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk – The risks associated with the Conservative Fund include the risks related to each Underlying Fund in which the Conservative Fund invests.  Although the Conservative Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Performance

The following performance information provides some indication of the risks of investing in the Conservative Fund.  The bar chart below illustrates how the Conservative Fund’s total returns have varied from year to year.  The table below illustrates how the Conservative Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Conservative Fund’s performance, before and after taxes is not necessarily an indication of how the Conservative Fund will perform in the future.  Updated performance is available on the Conservative Fund’s website www.upgraderfunds.com.

FundX Conservative Upgrader Fund - RELAX

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q2 2003	15.52%
Worst Quarter	Q4 2008	-12.91%

Average Annual Total Returns as of December 31, 2009
	1 Year	5 Years	Since Inception
FundX Conservative Upgrader Fund - RELAX			(7/01/02)
Return Before Taxes	19.81%	3.69%	6.25%
Return After Taxes on Distributions	19.39%	2.67%	5.49%
Return After Taxes on Distributions and Sale of Fund Shares	12.99%	2.92%	5.24%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	3.93%
Dow Jones Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	29.42%	1.10%	4.96%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Investment Advisor

DAL Investment Company, LLC is the investment advisor to the Conservative Fund.

Portfolio Managers

Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2002 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2002 (the Fund’s inception)
Bernard Burke	Portfolio Manager and Chief Compliance Officer	2002 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2002 (the Fund’s inception)
Jason Browne	Portfolio Manager	2002 (the Fund’s inception)

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Conservative Fund shares on any business day by written request via mail (FundX Conservative Upgrader Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (866) 455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial investment amounts are shown in the table below.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information

The Conservative Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Conservative Fund through a broker-dealer or other financial intermediary (such as a bank), the Conservative Fund and its related companies may pay the intermediary for the sale of Conservative Fund shares and related services.

These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Conservative Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

FundX Aggressive Upgrader Fund

Investment Objective

The FundX Aggressive Upgrader Fund (“Aggressive Fund”) seeks to maximize capital appreciation over the long term without regard to income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Aggressive Fund.

FundX Aggressive Upgrader Fund
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.30%
Acquired Fund (Underlying Fund) Fees and Expenses(1)	0.71%
Total Annual Fund Operating Expenses	2.01%

(1)  The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Aggressive Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Aggressive Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Aggressive Upgrader Fund	$204	$637	$1,095	$2,366

Portfolio Turnover

As a fund-of-funds, the Aggressive Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Aggressive Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Aggressive Fund’s performance.  During the most recent fiscal year, the Aggressive Fund’s portfolio turnover rate was 213% of the average value of its portfolio.

Principal Investment Strategies

The Aggressive Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds (“Underlying Funds”).  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  In addition, some of the Underlying Funds that the Aggressive Fund invests in may engage in short sale transactions.  The Aggressive Fund may also purchase, without limit, shares of international and global Underlying Funds.  In addition, the Aggressive Fund may invest up to 50% of its net assets in Underlying Funds that focus their investment in securities of companies located in emerging markets.

In managing the Fund, the Advisor uses a proprietary “upgrading” investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective. Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics. Five different classes of Underlying Funds are categorized according to this system, ranging from class 1 Underlying Funds, which are the most speculative funds with the highest risk but also the highest reward potential, to class 5 Underlying Funds, which have the lowest risk but also the lowest reward potential. See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process” for more information on this ranking system.

Under normal market conditions, the Fund will typically invest predominately (and at times exclusively) in class 1 and class 2 Underlying Funds. Class 1 Underlying Funds typically invest in speculative equity securities, including small, new or unseasoned issuers and emerging market companies and may make significant use of speculative investment techniques, such as leverage, short sales and margin. Class 2 Underlying Funds typically invest in small and mid-cap investments and may concentrate their holdings in a limited number of issuers. Both class 1 and class 2 Underlying Funds are considered aggressive investments and entail greater risks.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks

An investment in the Aggressive Fund entails risk.  The Aggressive Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Aggressive Fund.  The following risks could affect the value of your investment:

•
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Management Risk – Management risk describes the Aggressive Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Aggressive Fund.

•
Foreign Securities and Emerging Markets Risk – The Underlying Funds held by the Aggressive Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Non-Diversification Risk – While the Aggressive Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
•
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•	Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.
•
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
•
Concentration and Sector Risk – Because the Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Aggressive Fund to sector concentration risk.

•
ETF Trading Risk – Because the Aggressive Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
Portfolio Turnover Risk – To the extent the Aggressive Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

•
Upgrading Strategy Risk – The Aggressive Fund employs an “upgrading” strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Aggressive Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk – The risks associated with the Aggressive Fund include the risks related to each Underlying Fund in which the Aggressive Fund invests.  Although the Aggressive Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Performance

The following performance information provides some indication of the risks of investing in the Aggressive Fund.  The bar chart below illustrates how the Aggressive Fund’s total returns have varied from year to year.  The table below illustrates how the Aggressive Fund’s average annual total returns for the 1-year, 5-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  (The Russell 2000® Index is provided to offer a comparison index of more aggressive securities.)  The Aggressive Fund’s performance, before and after taxes is not necessarily an indication of how the Aggressive Fund will perform in the future.  Updated performance is available on the Aggressive Fund’s website www.upgraderfunds.com.

FundX Aggressive Upgrader Fund - HOTFX

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q2 2003	21.13%
Worst Quarter	Q4 2008	-21.88%

Average Annual Total Returns as of December 31, 2009
	1 Year	5 years	Since Inception
FundX Aggressive Upgrader Fund - HOTFX			(7/01/02)
Return Before Taxes	23.27%	3.33%	7.20%
Return After Taxes on Distributions	23.27%	2.48%	6.61%
Return After Taxes on Distributions and Sale of Fund Shares	15.12%	2.73%	6.21%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	3.93%
Dow Jones Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	29.42%	1.10%	4.96%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	27.17%	0.51%	5.93%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Investment Advisor

DAL Investment Company, LLC is the investment advisor to the Aggressive Fund.

Portfolio Managers

Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2002 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2002 (the Fund’s inception)
Bernard Burke	Portfolio Manager and Chief Compliance Officer	2002 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2002 (the Fund’s inception)
Jason Browne	Portfolio Manager	2002 (the Fund’s inception )

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Aggressive Fund shares on any business day by written request via mail (FundX Aggressive Upgrader Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (866) 455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial investment amounts are shown in the table below.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information

The Aggressive Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Aggressive Fund through a broker-dealer or other financial intermediary (such as a bank), the Aggressive Fund and its related companies may pay the intermediary for the sale of Aggressive Fund shares and related services.

These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Aggressive Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

FundX ETF Aggressive Upgrader Fund

Investment Objective

The FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”) seeks to maximize capital appreciation over the long term without regard to income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Aggressive Fund.

FundX ETF Aggressive Upgrader Fund
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.46%
Acquired Fund (Underlying Fund) Fees and Expenses(1)	0.43%
Total Annual Fund Operating Expenses	1.89%

(1)  The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the ETF Aggressive Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the ETF Aggressive Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the ETF Aggressive Fund’s operating expenses remain the same (taking into account the one year contractual expense limitation).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX ETF Aggressive Upgrader Fund	$192	$594	$1,021	$2,212

Portfolio Turnover

As a fund-of-funds, the ETF Aggressive Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Aggressive Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF Aggressive Fund’s performance.  During the most recent fiscal year, the ETF Aggressive Fund’s portfolio turnover rate was 450% of the average value of its portfolio.

Principal Investment Strategies

The ETF Aggressive Fund is a fund-of-funds and as such, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in Underlying Funds that are exchange-traded funds (“ETFs”).  The ETF Aggressive Fund purchases shares of ETFs in the secondary market and not directly from the ETFs.  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The ETF Aggressive Fund may also purchase, without limit, shares of international and global Underlying Funds and may invest up to 100% of its net assets in Underlying Funds that invest in securities of companies in emerging markets.

In managing the Fund, the Advisor uses a proprietary “upgrading” investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective. Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics. Five different classes of Underlying Funds are categorized according to this system, ranging from class 1 Underlying Funds, which are the most speculative funds with the highest risk but also the highest reward potential, to class 5 Underlying Funds, which have the lowest risk but also the lowest reward potential. See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process” for more information on this ranking system.

Under normal market conditions, the Fund will typically invest predominately (and at times exclusively) in class 1 and class 2 Underlying Funds. Class 1 Underlying Funds typically invest in speculative equity securities, including small, new or unseasoned issuers and emerging market companies and may make significant use of speculative investment techniques, such as leverage, short sales and margin. Class 2 Underlying Funds typically invest in small and mid-cap investments and may concentrate their holdings in a limited number of issuers. Both class 1 and class 2 Underlying Funds are considered aggressive investments and entail greater risks.  The Fund may also invest in Underlying Funds that invest in fixed income securities, including below investment grade securities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks

An investment in the ETF Aggressive Fund entails risk.  The ETF Aggressive Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the ETF Aggressive Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Aggressive Fund.  The following risks could affect the value of your investment:

•
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Management Risk – Management risk describes the ETF Aggressive Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the ETF Aggressive Fund.

•
ETF Trading Risk – Because the ETF Aggressive Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
Foreign Securities and Emerging Markets Risk – The Underlying Funds held by the ETF Aggressive Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
•
Concentration and Sector Risk – Because the Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the ETF Aggressive Fund to sector concentration risk.

•
Upgrading Strategy Risk – The ETF Aggressive Fund employs an “upgrading” strategy whereby it continually seeks to invest in the top-performing ETFs at a given time.  When investment decisions are based on near-term performance, however, the ETF Aggressive Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk – The risks associated with the ETF Aggressive Fund include the risks related to each Underlying Fund in which the ETF Aggressive Fund invests.  Although the ETF Aggressive Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

•
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

•
High-Yield Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

•
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•	Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.
•
Portfolio Turnover Risk - High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

Performance

The following performance information provides some indication of the risks of investing in the ETF Aggressive Fund.  The bar chart below illustrates how the ETF Aggressive Fund’s total returns have varied from year to year.  The table below illustrates how the ETF Aggressive Fund’s average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  (The Russell 2000® Index is provided to offer a comparison index of more aggressive securities.)  .  The ETF Aggressive Fund’s performance, before and after taxes is not necessarily an indication of how the ETF Aggressive Fund will perform in the future.  Updated performance is available on the ETF Aggressive Fund’s website at www.upgraderfunds.com.

FundX ETF Aggressive Upgrader Fund - UNBOX

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q2 2009	17.41%
Worst Quarter	Q4 2008	-21.74%

Average Annual Total Returns as of December 31, 2009
	1 Year	Since Inception
FundX ETF Aggressive Upgrader Fund – UNBOX		(2/01/07)
Return Before Taxes	20.08%	-3.51%
Return After Taxes on Distributions	20.08%	-3.71%
Return After Taxes on Distributions and Sale of Fund Shares	13.05%	-3.06%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	-6.27%
Dow Jones Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	29.42%	-5.79%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	27.17%	-6.77%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an IRA.

Investment Advisor

DAL Investment Company, LLC is the investment advisor to the ETF Aggressive Fund.

Portfolio Managers

Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2007 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2007 (the Fund’s inception)
Bernard Burke	Portfolio Manager and Chief Compliance Officer	2007 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2007 (the Fund’s inception)
Jason Browne	Portfolio Manager	2007 (the Fund’s inception)

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem ETF Aggressive Fund shares on any business day by written request via mail (FundX ETF Aggressive Upgrader Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (866) 455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial investment amounts are shown in the table below.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information

The ETF Aggressive Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the ETF Aggressive Fund through a broker-dealer or other financial intermediary (such as a bank), the ETF Aggressive Fund and its related companies may pay the intermediary for the sale of ETF Aggressive Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the ETF Aggressive Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

FundX ETF Upgrader Fund

Investment Objective

The FundX ETF Upgrader Fund (“ETF Upgrader Fund”) seeks to maximize capital appreciation over the long term without regard to income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the ETF Upgrader Fund.

FundX ETF Upgrader Fund
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 7 days of purchase)	2.00%

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	1.18%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.35%
Total Annual Fund Operating Expenses	2.53%
Expense Reduction/Reimbursement	-0.68%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	1.85%

(1)  DAL Investment Company, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or pay the ETF Upgrader Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the ETF Upgrader Fund to 1.50% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect until at least February 28, 2011.  A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

(2)  The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the ETF Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the ETF Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the ETF Upgrader Fund’s operating expenses remain the same (taking into account the one year contractual expense limitation).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

31

	1 Year	3 Years	5 Years	10 Years
FundX ETF Upgrader Fund	$188	$723	$1,284	$2,815

Portfolio Turnover

As a fund-of-funds, the ETF Upgrader Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when ETF Upgrader Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the ETF Upgrader Fund’s performance.  During the most recent fiscal year, the ETF Upgrader Fund’s portfolio turnover rate was 547% of the average value of its portfolio.

Principal Investment Strategies

The ETF Upgrader Fund is a fund-of-funds and as such, under normal market conditions, the ETF Upgrader Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in Underlying Funds that are exchange-traded funds (“ETFs”).  The ETF Upgrader Fund purchases shares of ETFs in the secondary market and not directly from the ETFs.  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The ETF Upgrader Fund may also purchase, without limit, shares of international and global Underlying Funds and may invest up to 50% of its net assets in Underlying Funds that invest in securities of companies in emerging markets.

In managing the Fund, the Advisor uses a proprietary “upgrading” investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective. Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics. Five different classes of Underlying Funds are categorized according to this system, ranging from class 1 Underlying Funds, which are the most speculative funds with the highest risk but also the highest reward potential, to class 5 Underlying Funds, which have the lowest risk but also the lowest reward potential. See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process” for more information on this ranking system.

Under normal market conditions, the Fund will typically maintain a core holding of class 3 Underlying Funds. Class 3 Underlying Funds generally invest in a diversified portfolio of equity securities of well-established US and foreign companies with a wide range of market capitalizations. Class 3 Underlying Funds may also invest in fixed income securities. The Fund may also invest a portion of its assets in class 1 and class 2 Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks and in class 4 and class 5 Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks

An investment in the ETF Upgrader Fund entails risk.  The ETF Upgrader Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the ETF Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the ETF Upgrader Fund.  The following risks could affect the value of your investment:

•
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Management Risk – Management risk describes the ETF Upgrader Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the ETF Upgrader Fund.

•
ETF Trading Risk – Because the ETF Upgrader Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
Foreign Securities and Emerging Markets Risk – The Underlying Funds held by the ETF Upgrader Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
•
Concentration and Sector Risk – Because the Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the ETF Upgrader Fund to sector concentration risk.

•
Upgrading Strategy Risk – The ETF Upgrader Fund employs an “upgrading” strategy whereby it continually seeks to invest in the top-performing ETFs at a given time.  When investment decisions are based on near-term performance, however, the ETF Upgrader Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Underlying Funds Risk – The risks associated with the ETF Upgrader Fund include the risks related to each Underlying Fund in which the ETF Upgrader Fund invests.  Although the ETF Upgrader Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

•
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

•
High-Yield Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

•
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•	Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.
•
Portfolio Turnover Risk - High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

Performance

The following performance information provides some indication of the risks of investing in the ETF Upgrader Fund.  The bar chart below illustrates how the ETF Upgrader Fund’s total returns have varied from year to year.  The table below illustrates how the ETF Upgrader Fund’s average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective..  The ETF Upgrader Fund’s performance, before and after taxes is not necessarily an indication of how the ETF Upgrader Fund will perform in the future.  Updated performance is available on the ETF Upgrader Fund’s website at www.upgraderfunds.com.

FundX ETF Upgrader Fund - REMIX

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	18.68%
Worst Quarter	Q4 2008	-23.46%

Average Annual Total Returns as of December 31, 2009
	1 Year	Since Inception
FundX ETF Upgrader Fund – REMIX		(2/01/07)
Return Before Taxes	17.10%	-8.90%
Return After Taxes on Distributions	16.94%	-9.11%
Return After Taxes on Distributions and Sale of Fund Shares	11.15%	-7.53%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	-6.27%
Dow Jones Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	29.42%	-5.79%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Investment Advisor

DAL Investment Company, LLC is the investment advisor to the ETF Upgrader Fund.

Portfolio Managers

Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2007 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2007 (the Fund’s inception)
Bernard Burke	Portfolio Manager and Chief Compliance Officer	2007 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2007 (the Fund’s inception)
Jason Browne	Portfolio Manager	2007 (the Fund’s inception)

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem ETF Upgrader Fund shares on any business day by written request via mail (FundX ETF Upgrader Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (866) 455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial investment amounts are shown in the table below.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information

The ETF Upgrader Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the ETF Upgrader Fund through a broker-dealer or other financial intermediary (such as a bank), the ETF Upgrader Fund and its related companies may pay the intermediary for the sale of ETF Upgrader Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the ETF Upgrader Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

FundX Tactical Upgrader Fund

Investment Objective

The FundX Tactical Upgrader Fund (“Tactical Fund”) seeks long-term capital appreciation; capital preservation is a secondary consideration.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Fund.
FundX Tactical Fund
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.25%
Acquired Fund (Underlying Fund) Fees and Expenses(1)	0.61%
Total Annual Fund Operating Expenses	1.86%

  (1)   The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Tactical Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Fund’s operating expenses remain the same (taking into account the one year contractual expense limitation).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Tactical Upgrader Fund	$189	$589	$1,014	$2,199

Portfolio Turnover

As a fund-of-funds, the Tactical Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Tactical Fund’s performance.  The use of the Tactical Model may result in a high turnover rate, as much as 300% in a given year.  During the most recent fiscal year, the Tactical Fund’s portfolio turnover rate was 1118% of the average value of its portfolio.

Principal Investment Strategies

The Tactical Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing in no-load and load waived mutual funds as well as exchange-traded funds (“ETFs”) (“Underlying Funds”).  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed income securities of various credit qualities, including high-yield securities or “junk bonds”), and others invest in a variety of securities.  Various Underlying Funds may emphasize either value or growth styles of investing or as a combination thereof.  When the Advisor believes that stock market conditions warrant a defensive posture, the Advisor may liquidate a substantial portion of the Underlying Funds and invest in money market instruments and ETFs that short the market (perform inversely to broad market indexes), providing a hedge against the remaining long positions.  When the Advisor’s indicators turn positive, the portfolio will again be fully invested in Underlying Funds.  Some of the Underlying Funds may invest in foreign or emerging market securities.

In managing the Fund, the Advisor uses a proprietary “upgrading” investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective. Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics. Five different classes of Underlying Funds are categorized according to this system, ranging from class 1 Underlying Funds, which are the most speculative funds with the highest risk but also the highest reward potential, to class 5 Underlying Funds, which have the lowest risk but also the lowest reward potential. See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process” for more information on this ranking system. In addition, the Advisor uses a “Tactical Model” to evaluate prevailing market conditions and help determine allocation decisions as to when to remain fully invested and when to be more defensively hedged. See “More about the Funds’ Investment Objectives, Strategies and Risks—Tactical Model”.

Under normal market conditions, when fully invested, the Fund will typically maintain a core holding of class 3 Underlying Funds. Class 3 Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Class 3 Underlying Funds may also invest in fixed income securities. The Fund may also invest a portion of its assets in class 1 and class 2 Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks and in class 4 and class 5 Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities.  Through use of its “Tactical Model,” the range of the Fund’s investments in each of these types of Underlying Funds will vary based on the model’s assessment of market conditions.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks

An investment in the Tactical Fund entails risk.  The Tactical Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Tactical Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Fund.  The following risks could affect the value of your investment:

•
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Management Risk – Management risk describes the Tactical Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Tactical Fund.  This risk includes risks associated with the use of the “Tactical Model” which may not accurately predict future market conditions, or the proper time to change allocation ratios.  To the extent the model does not work as intended, the Fund may experience a greater loss or a lower return than if the model had not been used.  The availability of data from the model is an important component of the Advisor’s ability to execute its strategy.

•
Underlying Funds Risk – The risks associated with the Tactical Fund include the risks related to each Underlying Fund in which the Tactical Fund invests.  Although the Tactical Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

•
Aggressive Investment Technique Risk – The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

•
Foreign Securities and Emerging Markets Risk – The Underlying Funds held by the Tactical Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Non-Diversification Risk – While the Tactical Fund itself is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
•
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•	Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.
•
Portfolio Turnover Risk – The Tactical Fund’s upgrading strategy, and in particular, the Tactical Model employed by the Advisor may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Tactical Fund to incur higher transaction costs than would be the case if the Tactical Fund had lower portfolio turnover.

•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

•
Concentration and Sector Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

•
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•
Upgrading Strategy Risk – The Tactical Fund employs an “upgrading” strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Tactical Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

•
High-Yield Securities (Junk Bonds) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

•
ETF Trading Risk – Because the Tactical Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
New Fund Risk – The Tactical Fund is new and may not grow to an economically viable size, in which case it may be liquidated without shareholder approval at a time that may not be favorable to certain investors.

Performance

The following performance information provides some indication of the risks of investing in the Tactical Fund. The bar chart below illustrates how the Tactical Fund’s total returns have varied since inception.  The table below illustrates how the Tactical Fund’s average annual total returns for the 1-year and Since Inception periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective..  The Tactical Fund’s performance, before and after taxes is not necessarily an indication of how the Tactical Fund will perform in the future.  Updated performance is available on the Tactical Fund’s website at www.upgraderfunds.com.

FundX Tactical Upgrader Fund - TACTX

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	6.34%
Worst Quarter	Q4 2009	-1.90%

Average Annual Total Returns as of December 31, 2009
	1 Year	Since Inception
FundX Tactical Upgrader Fund - TACTX		(2/28/08)
Return Before Taxes	2.86%	-18.81%
Return After Taxes on Distributions	2.78%	-18.85%
Return After Taxes on Distributions and Sale of Fund Shares	1.97%	-15.77%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.46%	-6.95%
Dow Jones Wilshire 5000 Index (reflects no deduction for fees, expenses or taxes)	29.42%	-6.13%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period. The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).

Investment Advisor

DAL Investment Company, LLC is the investment advisor to the Tactical Fund.

Portfolio Managers

Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2008 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2008 (the Fund’s inception)
Bernard Burke	Portfolio Manager and Chief Compliance Officer	2008 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2008 (the Fund’s inception)
Jason Browne	Portfolio Manager	2008 (the Fund’s inception)

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Tactical Fund shares on any business day by written request via mail (FundX Tactical Upgrader Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (866) 455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial investment amounts are shown in the table below.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information

The Tactical Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Tactical Fund through a broker-dealer or other financial intermediary (such as a bank), the Tactical Fund and its related companies may pay the intermediary for the sale of Tactical Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Tactical Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

SUMMARY SECTION

FundX Tactical Total Return Fund

Investment Objective

The FundX Tactical Total Return Fund (“Tactical Total Return Fund”) is to seek long-term capital appreciation and current income with an emphasis on risk management.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Tactical Total Return Fund.

FundX Tactical Total Return Fund
Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.00%
Distribution (Rule 12b-1) Fees	None
Other Expenses	2.94%
Acquired Fund (Underlying Fund) Fees and Expenses(2)	0.25%
Total Annual Fund Operating Expenses	4.19%
Expense Reduction/Reimbursement	-2.44%
Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement	1.75%

(1)  DAL Investment Company, LLC (the “Advisor”) has contractually agreed to reduce its fees and/or pay the Tactical Total Fund’s expenses (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) in order to limit Total Annual Operating Expenses After Expense Reduction/Reimbursement for shares of the Tactical Total Return Fund to 1.50% of the Fund’s average net assets (the “Expense Cap”).  The Expense Cap will remain in effect until at least February 28, 2011.  A reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account any reimbursement) does not exceed the Expense Cap.  The Agreement may be terminated at any time by the Board of Trustees upon 60 days’ notice to the Advisor, or by the Advisor with the consent of the Board.

(2)  The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example

This Example is intended to help you compare the cost of investing in the Tactical Total Return Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Tactical Total Return Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Tactical Total Return Fund’s operating expenses remain the same (taking into account the one year contractual expense limitation).  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
FundX Tactical Total Return Fund	$178	$1,050	$1,937	$4,216

Portfolio Turnover

As a fund-of-funds, the Tactical Total Return Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Tactical Total Return Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Tactical Total Return Fund’s performance.  The use of the Tactical Model may result in a high turnover rate, as much as 300% in a given year.  During the most recent fiscal year, the Tactical Total Return Fund’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies

The Tactical Total Return Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing in no-load and load waived mutual funds as well as exchange-traded funds (“ETFs”) (“Underlying Funds”).  The Tactical Total Return Fund will typically hold a combination of core equity, balanced and fixed income mutual funds, as well as ETFs and will emphasize risk management in structuring the portfolio.  The Underlying Funds invest directly in securities that may include any type of equity security (e.g. common stock and derivative instruments such as options or futures) and any type of fixed-income security (e.g., high-yield “junk” bonds, convertible bonds, mortgage and asset-backed securities) and in international and global Underlying Funds, including Underlying Funds that invest a significant amount of their assets in emerging or developing markets.

In managing the Fund, the Advisor uses a proprietary “upgrading” investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective. Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics. Five different classes of Underlying Funds are categorized according to this system, ranging from class 1 Underlying Funds, which are the most speculative funds with the highest risk but also the highest reward potential, to class 5 Underlying Funds, which have the lowest risk but also the lowest reward potential. See “More about the Funds’ Investment Objectives, Strategies and Risks—The Advisor’s Classification Process” for more information on this ranking system.

The Advisor uses a “Dynamic Asset Allocation Process” to actively adjust the Fund’s investment allocation between two strategies, a “Tactical Equity” strategy and a “Flexible Income” strategy. Between 20% and 80% of the Fund’s assets is expected to be invested in one or the other strategy at any given point in time but the Fund is expected to invest at least 20% of its assets in fixed-income Underlying Funds at all times. Within the Tactical Equity strategy, the Advisor employs a “Tactical Model” to evaluate prevailing market conditions and help determine allocation decisions as to when to remain fully invested and when to be more defensively hedged. See “More about the Funds’ Investment Objectives, Strategies and Risks—Tactical Model”.

Under normal market conditions, the Tactical Equity portion of the portfolio will typically maintain a core holding of class 3 Underlying Funds. Class 3 Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations. Class 3 Underlying Funds may also invest in fixed income securities. The Fund may also invest a portion of its assets in class 1 and class 2 Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks.  Through use of its “Tactical Model,” the range of the Fund’s investments in the Tactical Equity Strategy in each of these types of Underlying Funds will vary based on the model’s assessment of market conditions.  Under normal market conditions, the Flexible Income portion of the portfolio will invest exclusively in class 4 and class 5 Underlying Funds. These Underlying Funds may include a wide variety of investment strategies, typically possessing elements of both income and capital preservation with significant emphasis on fixed income securities of varying maturity and credit qualities.  The Flexible Income portion of the portfolio may not adhere to the upgrading strategy.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks

An investment in the Tactical Total Return Fund entails risk.  The Tactical Total Return Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Tactical Total Return Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Tactical Total Return Fund.  The following risks could affect the value of your investment:

•
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

•
Management Risk – Management risk describes the Tactical Total Return Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Tactical Total Return Fund.  This risk includes risks associated with the use of the “Tactical Model” which may not accurately predict future market conditions, or the proper time to change allocation ratios.  To the extent the model does not work as intended, the Fund may experience a greater loss or a lower return than if the model had not been used.  The availability of data from the model is an important component of the Advisor’s ability to execute its strategy.

•
Underlying Funds Risk – The risks associated with the Tactical Total Return Fund include the risks related to each Underlying Fund in which the Tactical Total Return Fund invests.  Although the Tactical Total Return Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

•
Aggressive Investment Technique Risk – The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.

•
Upgrading Strategy Risk – The Tactical Total Return Fund employs an “upgrading” strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Tactical Total Return Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

•
Foreign Securities and Emerging Markets Risk – The Underlying Funds held by the Tactical Total Return Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

•	Non-Diversification Risk – While the Tactical Total Return Fund itself is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.
•
Derivative Risk - Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

•
Mortgage- and Asset-Backed Securities Risk – The Underlying Funds may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  In a period of rising interest rates, these securities may exhibit additional volatility.

•	Leverage Risk - Some Underlying Funds may borrow money for leveraging and will incur interest expense.
•
Portfolio Turnover Risk – The Tactical Total Return Fund’s upgrading strategy, and in particular, the Tactical Model employed by the Advisor may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Tactical Total Return Fund to incur higher transaction costs than would be the case if the Tactical Total Return Fund had lower portfolio turnover.

•	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.
•
Concentration and Sector Risk – Some of the Underlying Funds may have particular emphasis in one or more sectors, subjecting that Underlying Fund to sector emphasis risk.  Sector emphasis risk is the possibility that a certain sector may underperform other sectors or the market as a whole.

•
Short Sales Risk –The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

•
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

•
High-Yield Securities (Junk Bonds) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade (junk bonds) are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

•
ETF Trading Risk – Because the Tactical Total Return Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

•
New Fund Risk – The Tactical Total Return Fund is new and may not grow to an economically viable size, in which case it may be liquidated without shareholder approval at a time that may not be favorable to certain investors.

Performance

There is no performance information available for the Tactical Total Return Fund because it had not completed one full calendar year of operations prior to the date of this Prospectus.  Performance information will be available after the Tactical Total Return Fund has been in operation for one full calendar year.

Investment Advisor

DAL Investment Company, LLC is the investment advisor to the Tactical Total Return Fund.

Portfolio Managers

Name	Title	Managed the Fund Since
Janet Brown	President and Portfolio Manager	2009 (the Fund’s inception)
Sean McKeon	Portfolio Manager	2009 (the Fund’s inception)
Bernard Burke	Portfolio Manager and Chief Compliance Officer	2009 (the Fund’s inception)
Martin DeVault	Portfolio Manager	2009 (the Fund’s inception)
Jason Browne	Portfolio Manager	2009 (the Fund’s inception)

Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Tactical Total Return Fund shares on any business day by written request via mail (FundX Tactical Total Return Fund, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53201-0701), by wire transfer, by telephone at (866) 455-FUND [3863], or through a financial intermediary.  Purchases and redemptions by telephone are only permitted if you previously established these options on your account.  The minimum initial investment amounts are shown in the table below.

Minimum Investments	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts	$1,000	$100
Automatic Investment Accounts	$500	$100

Tax Information

The Tactical Total Return Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Tactical Total Return Fund through a broker-dealer or other financial intermediary (such as a bank), the Tactical Total Return Fund and its related companies may pay the intermediary for the sale of Tactical Total Return Fund shares and related services.

These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Tactical Total Return Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

MORE ABOUT THE FUNDS’ INVESTMENT
OBJECTIVES, STRATEGIES AND RISKS

Investment Objectives

Please refer to the Summary Section for each Fund in the front of this Prospectus for each Fund’s investment objective.

Each Fund’s investment objective is non-fundamental and may therefore be changed, without shareholder approval, upon a 60-day written notice to a Fund’s shareholders.  The ETF Upgrader and ETF Aggressive Funds will not change their investment policy of investing at least 80% of each Fund’s net assets (including borrowings for investment purposes) in ETFs without first changing the Fund’s name and providing shareholders with at least a 60-day prior written notice.

Principal Investment Strategies

Advisor’s General Approach to Managing the FundX Upgrader Funds

In selecting investments for the Funds’ portfolios, the Advisor employs an Upgrading investment strategy when selecting funds (which include ETFs).  The Advisor believes that the best investment returns can be attained by “continually upgrading” assets into what it determines to be the current top performing funds within a given style and risk class.  Continually upgrading refers to the ongoing process of:

(1)	classifying Underlying Funds by risk;
(2)	ranking the Underlying Funds based on performance using the Advisor’s proprietary methodology; and
(3)	adjusting a Fund’s portfolio holdings to upgrade from under-performing Underlying Funds to those that rank higher as a result of this analysis.

The Advisor’s Upgrading investment strategy is a systematic method of following market leadership that has been developed and refined by the Advisor over the past 40 years.  Upgrading is based upon the observation that few, if any, money managers consistently excel.  The Advisor believes that every professional money manager has a particular style that works well in some, but not all, market environments.  Market leadership rotates between large-cap and small-cap stocks, growth and value styles of investing, international and domestic areas, etc.  Market leadership changes because economic conditions change, however, based on the Advisor’s observations, most fund managers do not change their particular styles to match the changing economy.

The Advisor’s approach is to combine the talents and research of those it believes to be the country’s leading money managers in seeking superior returns.  The Upgrading system is designed to be a logical system of investing in top Underlying Funds while they are performing well, and then moving to others when the Advisor believes the original choices are no longer the best.  The Advisor believes continually upgrading can provide an effective way to participate successfully in a broad range of opportunities as they develop.  This strategy is effective because of the relatively low transaction costs of investing in no-load or load-waived funds, and because of the relatively low transaction costs of investing in ETFs in the secondary market.

The Advisor’s upgrading investment strategy has been featured in the New York Times, Money, Barron’s, Forbes, Business Week, Personal Finance, Financial World and MSN/CBS Investing.com., Investor’s Business Daily, Kiplinger’s Personal Finance Report and Hulbert Financial Digest.

In general, the Advisor selects mutual funds that it believes offer above-average prospects for achieving each Fund’s goal of either capital growth or capital preservation.  The Advisor believes such funds can be identified primarily through current performance.  Prospective funds are first classified based on risk, as measured by historical performance, with a focus on downside records and then ranked based on recent performance.  The Advisor believes that investing in other mutual funds will provide the Fund with opportunities to achieve greater diversification of portfolio securities and investment techniques than the Fund could achieve by investing directly in individual portfolio securities.

Since 1976, the Advisor has published NoLoad Fund*X, a monthly newsletter that recommends an Upgrading strategy similar to the strategies utilized by the Funds.  Although the Underlying Funds purchased for the Funds will generally also be highly ranked in NoLoad Fund*X, the Advisor may also invest in funds not included in the newsletter, such as institutional or other mutual funds not available to the general public, but available to the Advisor.

Underlying Funds in which the FundX Upgrader Funds Invest

Each of the Funds seeks to achieve its investment objectives by investing primarily in no-load and load-waived Underlying Funds.  Although each Fund primarily invests in no-load and load-waived mutual funds (which include ETFs), the Funds are not precluded from investing in Underlying Funds with sales-related expenses, redemption fees and/or service fees in excess of 0.25%.  Under normal market conditions, the ETF Upgrader Fund and ETF Aggressive Fund seek to achieve their investment objective by investing at least 80% of its net assets (including borrowings for investment purposes) in ETFs.  The Funds purchase shares of ETFs in the secondary market and not directly from any ETFs.  Each Fund will invest primarily in Underlying Funds that have an investment objective similar to the Fund’s or that otherwise are permitted investments under the Fund’s investment policies described herein.  Nevertheless, the Underlying Funds purchased by a Fund likely will have certain investment policies and use certain investment practices that may be different from those of the Fund and not described here.  These other policies and practices may subject the Underlying Funds’ assets to varying or greater degrees of risk.

The Advisor uses a proprietary system to classify Underlying Funds according to risk, based primarily on their historical performance with emphasis on their downside records.  As its secondary selection process, the Advisor then scores and ranks the Underlying Funds by its proprietary system, based on one-month, three-month, six-month and twelve-month total returns.

The Advisor’s Classification Process of the Underlying Funds

The Advisor has constructed four risk classes for equity funds.  Bond funds are grouped into a fifth class.  Using broad categories allows the Advisor to have a full range of investment opportunities available to the Funds.  For instance, rather than isolating international funds from domestic, the Advisor groups them with other funds with similar downside risk.  This allows the best funds to rise to the top, whatever their investment approach may be.  Occasionally, some overlap may occur.  You may find a Class 2 Underlying Fund showing no more volatility than a typical Class 3 Underlying Fund.  Furthermore, the Advisor may re-classify Underlying Funds when new information indicates such change is appropriate.  The descriptions below provide a realistic indication of what might be expected from a fund in each classification.

Class 1:
Growth – Most Speculative Stock Funds
Class 1 Underlying Funds includes funds that focus on special investments, industries or market sectors.  Class 1 Underlying Funds may invest in small, new and/or unseasoned companies.  International funds may concentrate in a particular country or region, including “emerging markets” or economies not considered mature.  These funds may use investing techniques such as leveraging, margin, short positions or use of derivative instruments such as options or futures in ways likely to increase volatility.

Class 2:
Growth – Speculative Stock Funds
Class 2 Underlying Funds includes funds invested in small- or mid-sized companies.  Many of these funds may lack diversification by focusing on a few industry sectors or concentrating their portfolios in a few individual holdings.  These funds mostly hold common stocks, but may contain convertible bonds or other instruments.  These funds may have moderate to high portfolio turnover.

Class 3:
Growth – Higher Quality Stock Funds
Generally, Class 3 Underlying Funds are comprised of diversified portfolios invested in well-established companies.  Such portfolios may include some fixed-income instruments such as bonds, convertibles, preferred stock or cash and may have flexibility to move to large cash positions.  International (foreign) or global (foreign and domestic) funds in this class tend to invest in larger companies in mature economies (e.g., Europe & Japan).  Primary objectives among these funds include long-term growth with little emphasis on income.

Class 4:
Total Return (or Balanced) Funds
Class 4 Underlying Funds include a wide variety of investment strategies, usually including common stocks.  Often these funds hold income-generating instruments to lower portfolio volatility.  Some of these funds may use derivative instruments to a limited extent, specifically to lessen volatility, such as futures, put options or short selling.

Class 5:
Fixed-Income – Bonds
Generally, Class 5 Underlying Funds have a primary objective of current income and preservation of capital.  This class is divided into categories of fixed-income securities that are further divided by duration and maturity.  It is not the Advisor’s intention to purchase funds to achieve a particular tax result.

Fund Specific Approach to Managing Each FundX Fund

FUNDX UPGRADER FUND (“UPGRADER FUND”). Under normal market conditions, the Upgrader Fund will typically maintain a core holding of Class 3 Underlying Funds.  However, at the Advisor’s discretion, the Upgrader Fund may invest a portion of its portfolio in other classes when the Advisor either perceives greater potential returns by taking additional risk in Class 1 or Class 2 Underlying Funds, or believes the market dictates that it should be more defensive and hold Class 4 Underlying Funds.  While the Underlying Funds in Class 3 will generally invest in some fixed-income securities and equity securities of United States and foreign companies with a wide range of market capitalization, the Class 1 and Class 2 Underlying Funds may tend to have concentrated positions within certain sectors or industries or may be heavily invested in companies with small market capitalization.  The Advisor considers Underlying Funds whose holdings have an average market capitalization of over $7.5 billion to be large capitalization funds, $2.5 billion to $7.5 billion to be medium capitalization funds and $2.5 billion or less to be small capitalization funds.

At times, the Upgrader Fund may have exposure to Class 4 Underlying Funds, with investment objectives that incorporate both income and capital appreciation (e.g., balanced funds), or Class 5 fixed-income funds with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade).  Investments in Class 4 and Class 5 Underlying Funds are intended to reduce the risk and potential volatility of the underlying stocks held by the Underlying Funds in which the Upgrader Fund will invest, although there can be no assurance that fixed- income Underlying Funds will be able to moderate risk in this manner.
The term investment grade refers to the credit quality of fixed-income securities as established by a recognized rating agency, such as Standard & Poor’s®.

The Upgrader Fund also may purchase, without limit, shares of international and global Underlying Funds that focus their investment in securities of companies located outside of the United States., when they meet the Advisor’s selection criteria.  Furthermore, the Upgrader Fund may also invest up to 50% of its assets in Underlying Funds that focus their investment in the equity securities of companies located in countries considered to have emerging markets or developing economies.  The Upgrader Fund considers emerging markets countries to be those defined by the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.

FUNDX FLEXIBLE INCOME FUND (“FLEXIBLE INCOME FUND”).  Under normal market conditions, the Flexible Income Fund invests exclusively in shares of Class 4 and Class 5 Underlying Funds.  These Underlying Funds will generally possess investment objectives that incorporate both income and capital appreciation (e.g., balanced funds), or fixed-income funds with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade).  Under many circumstances, the Flexible Income Fund will be invested in pure fixed-income Underlying Funds that may include any type of fixed-income security (e.g., high-yield, convertible bonds, etc.).  In fact, to best take advantage of the current economic and interest rate environment, it is anticipated that the Flexible Income Fund will actively vary its investments in fixed-income Underlying Funds among those holding securities with disparate maturities and credit qualities.

By maintaining an emphasis on fixed-income allocations, the Advisor seeks to cushion market volatility during periods of decline in the equity market.  It is possible that the Flexible Income Fund will, at times, gain some low to modest level of capital appreciation from its investments in equity funds.

The Flexible Income Fund also may purchase, without limit, shares of international and global Underlying Funds that invest in securities of companies located outside of the United States, when they meet the Advisor’s selection criteria.  Furthermore, these investments may include Underlying Funds that invest significant amounts of their portfolios in the securities of companies located in countries considered to have emerging markets or developing economies.  The Flexible Income Fund considers emerging markets countries to be those defined by the MSCI Emerging Markets Index.

FUNDX CONSERVATIVE UPGRADER FUND (“CONSERVATIVE FUND”).  Under normal market conditions, the Conservative Fund will invest substantially in shares of Class 3 Underlying Funds.  These Underlying Funds generally invest in equity securities of U.S. and foreign companies with a wide range of market capitalization.  In addition, the Conservative Fund will generally have significant exposure to Class 4 Underlying Funds, with investment objectives that incorporate both income and capital appreciation (e.g., balanced funds), and Class 5 fixed-income funds with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade).  Investments in Class 4 and Class 5 Underlying Funds are intended to reduce the risk and potential volatility of the underlying stocks held by Underlying Funds which the Conservative Fund will hold, although there can be no assurance that fixed-income Underlying Funds will be able to moderate risk in this manner.

The Conservative Fund also may purchase, without limit, shares of international and global Underlying Funds that invest in securities of companies located outside of the United States, when they meet the Advisor’s selective criteria. Furthermore, the Conservative Fund may also invest up to 50% of its assets in Underlying Funds that invest in the equity or debt securities of companies located in countries considered to have emerging markets or developing economies.  The Conservative Fund considers emerging markets countries to be those defined by the MSCI Emerging Markets Index.

FUNDX AGGRESSIVE UPGRADER FUND (“AGGRESSIVE FUND”).  Under normal market conditions, the Aggressive Fund may be invested as much as 100% in Underlying Funds from Class 1 and Class 2.  While the Underlying Funds in Class 3 will generally invest in some fixed-income equity securities of U.S. and foreign companies with a wide range of market capitalization, the Class 1 and Class 2 Underlying Funds may tend to have concentrated positions within certain sectors or industries or may be heavily invested in companies with small market capitalization.  In addition, some of the Underlying Funds in which the Aggressive Fund invests may engage in short sale transactions.

The Aggressive Fund also may purchase, without limit, shares of international and global Underlying Funds that focus their investment in securities of companies located outside of the United States, when they meet the Advisor’s selection criteria.  Furthermore, the Aggressive Fund may also invest up to 50% of its assets in Underlying Funds that focus their investment in the equity securities of companies located in countries considered to have emerging markets or developing economies.  The Aggressive Fund considers emerging markets countries to be those defined by the MSCI Emerging Markets Index.

FUNDX ETF AGGRESSIVE UPGRADER FUND (“ETF AGGRESSIVE FUND”).  Under normal market conditions, the ETF Aggressive Fund may be invested as much as 100% in Underlying Funds from Class 1 and Class 2.  However, at the Advisor’s discretion, the ETF Aggressive Fund may invest a portion of its portfolio in Underlying Funds from Class 3.  While the Underlying Funds in Class 3 will generally invest in some fixed-income securities and equity securities of U.S. and foreign companies with a wide range of market capitalization, the Class 1 and Class 2 ETFs may tend to have concentrated positions within certain sectors or industries or may be heavily invested in companies with small market capitalization.  In addition, some of the Underlying Funds in which the ETF Aggressive Fund invests may engage in short sale transactions.

The ETF Aggressive Fund also may purchase, without limit, shares of international and global Underlying Funds that focus their investment in securities of companies located outside of the United States, when they meet the Advisor’s selection criteria.  Furthermore, the ETF Aggressive Fund may also invest up to 100% of its assets in Underlying Funds that focus their investment in the equity securities of companies located in countries considered to have emerging markets or developing economies.  The ETF Aggressive Fund considers emerging markets countries to be those defined by the MSCI Emerging Markets Index.

FUNDX ETF UPGRADER FUND (“ETF UPGRADER FUND”).  Under normal market conditions, the ETF Upgrader Fund will typically maintain a core holding of Class 3 ETFs.  However, at the Advisor’s discretion, the ETF Upgrader Fund may invest a portion of its portfolio in other classes when the Advisor either perceives greater potential returns by taking additional risk in Class 1 or Class 2 ETFs, or believes the market dictates that it should be more defensive and hold Class 4 ETFs.  While the Underlying Funds in Class 3 will generally invest in some fixed-income securities and equity securities of U.S. and foreign companies with a wide range of market capitalization, the Class 1 and Class 2 ETFs may tend to have concentrated positions within certain sectors or industries or may be heavily invested in companies with small market capitalization.  In addition, some of the Class 1 Underlying Funds in which the ETF Upgrader Fund may invest may engage in short sale transactions, where the ETF sells securities it does not own in anticipation of a decline in the value of those securities, specific industries or the market as a whole.  The Advisor considers Underlying Funds whose holdings have an average market capitalization of over $7.5 billion to be large capitalization, $2.5 billion to $7.5 billion to be medium capitalization and $2.5 billion or less to be small capitalization.

At times, the ETF Upgrader Fund may have exposure to Class 4 ETFs, with investment objectives that incorporate both income and capital appreciation (e.g., balanced funds), or Class 5 fixed-income ETFs with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade).  Investments in Class 4 and Class 5 ETFs are intended to reduce the risk and potential volatility of the underlying stocks held by the Underlying Funds in which the ETF Upgrader Fund will invest, although there can be no assurance that fixed-income Underlying Funds will be able to moderate risk in this manner.

The ETF Upgrader Fund also may purchase, without limit, shares of international and global Underlying Funds that focus their investment in securities of companies located outside of the United States, when they meet the Advisor’s selection criteria.  Furthermore, the ETF Upgrader Fund may also invest up to 50% of its assets in Underlying Funds that focus their investment in the equity securities of companies located in countries considered to have emerging markets or developing economies.  The ETF Upgrader Fund considers emerging markets countries to be those defined by the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index.

FUNDX TACTICAL UPGRADER FUND (“TACTICAL FUND”)
FUNDX TACTICAL TOTAL RETURN FUND (“TACTICAL TOTAL RETURN FUND”)

Both Funds – Tactical Model

In addition to using the utilizing the Advisor’s Classification Process described above, the Tactical Fund and Tactical Total Return Fund also use a “Tactical Model” when selecting the appropriate Underlying Funds.  The Tactical Total Return Fund also employs a “Dynamic Asset Allocation” strategy in addition to the “Tactical Model.”

The Advisor uses a “Tactical Model” to evaluate prevailing market conditions.  The Advisor believes that long-term investors generally benefit from being fully invested in the market, but sometimes certain measurable conditions exist that justify having reduced market exposure.  The Advisor uses models that measure market conditions based on a variety of factors including sentiment, trends, momentum, valuations, monetary influences, and other variables that combined, create a broad measure of the current stock market environment. This broad measure is scored and the Advisor uses this score to determine when an investor would historically have been rewarded for making tactical shifts between being fully invested and hedged.  The Advisor refers to these shifts as “tactical” and the entire model as its “Tactical Model”.

The Advisor’s “Tactical Model” is a composite of a series of models that individually have produced signals that the Advisor believes are compelling based on the broad U.S. stock market.  Because these models are combined into a composite, the Advisor takes action when the “weight of the evidence” aligns sufficiently across all models.

When there are significant divergences in components of the Advisor’s Tactical Model, the Advisor may elect to adjust allocations incrementally.  The Advisor may also employ strategies such as holding substantial cash, purchasing “put options” designed to protect the portfolio, and selling “covered call” options to help fund downside protection.  The Advisor may also use options to increase equity exposure when the portfolio is otherwise hedged, or when the Advisor is holding a significant cash position.  This allows the Advisor to increase equity exposure while limiting potential losses.

The Advisor gets its models from third parties it believes are credible. If the Advisor was no longer able to access these models, or if the Advisor felt that a better alternative could be obtained elsewhere, the Advisor has the flexibility to select whatever models it feels provide the best representation of prevailing market conditions. The availability of quality data used by the Advisor to determine prevailing market conditions is an important component of the Advisor’s ability to execute its tactical strategy.

Both Funds – Tactical Equity Strategy

In the case of the Tactical Upgrader Fund, the “Tactical Model” is applied to the Fund in its entirety.  In the case of the Tactical Total Return Fund, the Tactical Model is applied to the “Tactical Equity” portion of the portfolio.  The application of the model to these portfolios is referred to as the “Tactical Equity Strategy.”

During what the Advisor believes are normal market conditions, the “Tactical Equity Strategy” will generally be fully invested in Underlying Funds based on the Upgrading strategy.  When the Advisor’s Tactical Model indicates that a more defensive posture is warranted, the Advisor will sell a substantial part of the portfolio and invest in money market instruments and inverse ETFs (e.g. ETFs that short the market) in an effort to reduce risk and protect principal.  The Advisor may also use options strategies to hedge the Funds’ equity exposure as described above.

The Advisor believes that it can isolate the risk and return potential associated with daily U.S. stock market index fluctuations from the risk and return potential associated with its security selection process by “hedging the portfolio” (owning substantially similar size exposure to inverse ETFs that short broad U.S. stock indexes to the Underlying Funds it owns long).  The Advisor believes that when the portfolio is “hedged” in this manner, the daily volatility of each Fund will be based on the difference between the performance of the Underlying Funds it owns long and the indexes associated with the inverse ETFs it holds as a hedge, regardless of the direction of either the portfolio or the index.

It is important to note that there is no guarantee that each Fund’s portfolio of Underlying Funds will outperform the market index, and it is even possible that the portfolio of Underlying Funds might fall in value on a day when the indexes associated with the inverse ETFs goes up in value. This “tracking error” is the primary source of potential returns in a hedged portfolio but it also creates potential risk.

In summary, when the Tactical Equity Strategy is fully invested, as will generally be the case when the Advisor believes that market conditions are normal, the risk and return potential of the Tactical Upgrader Fund and the Tactical Equity Strategy component of the Tactical Total Return Fund will be based on the performance of the Underlying Funds in the portfolio minus the fees and expenses.  When the Advisor believes that prevailing market conditions (as measured by the Advisor’s Tactical Model) are sufficiently adverse, the Advisor will sell a substantial portion of a Fund’s portfolio and “hedge” the portfolio as described above. The Advisor expects that its Tactical Model may result in portfolio turnover in the Tactical Upgrader Fund and Tactical Total Return Fund from as little as zero in any given year to as much as 300% in a single year.  This higher turnover may result in increased costs and higher tax consequences versus an investment strategy that results in lower portfolio turnover, or even versus an Upgrading strategy without the added transactions associated with the Advisor’s Tactical Model.

Under normal market conditions, the Tactical Equity Strategy will typically maintain a core holding of Class 3 Underlying Funds and will invest a portion of its portfolio in Class 1 or Class 2 Underlying Funds.  Additionally, when each Fund’s Tactical Equity Strategy component is not in a fully invested equity posture, the Funds may hold a short position in any of the classes of funds as the Advisor deems appropriate.

At times, the Tactical Equity Strategy component of the Tactical Fund and the Tactical Total Return Fund may have exposure to Class 4 Underlying Funds (the Tactical Total Return Fund will invest at least 20% of its assets in Class 4 Underlying Funds), with investment objectives that incorporate both income and capital appreciation (e.g., balanced funds), or Class 5 fixed-income funds with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade).  Investments in Class 4 and Class 5 Underlying Funds are intended to reduce the risk and potential volatility of the underlying stocks held by the common stock Underlying Funds in which the Tactical Fund and the Tactical Total Return Fund will invest, although there can be no assurance that fixed-income Underlying Funds will be able to moderate risk in this manner.

Tactical Total Return Fund – Dynamic Asset Allocation
The Advisor applies a “dynamic asset allocation” strategy under which the Advisor will actively adjust the allocation between the Tactical Equity Strategy and the Flexible Income Strategy and views this as a principle component of the Tactical Total Return Fund’s risk management objective.  Consistent with the Tactical Total Return Fund’s emphasis on risk management, the Advisor will vary the Tactical Total Return Fund’s allocation between the Tactical Equity Strategy and Flexible Income Strategy.  The Advisor believes that a greater allocation to the Flexible Income Strategy is consistent with less risk and lower return potential, and a greater allocation to the Tactical Equity Strategy offers higher return potential in exchange for exposing the Tactical Total Return Fund to potentially greater volatility.  The Tactical Total Return Fund will typically hold a combination of core equity, balanced and fixed income mutual funds, as well as ETFs.  The Tactical Total Return Fund’s allocation between the tactical equity strategy and the flexible income strategy may range from 20% to 80% of the Tactical Total Return Fund’s assets based on the Advisor’s perception of the market risk environment.  The Advisor expects to invest at least 20% of the Tactical Total Return Fund’s assets in fixed income funds at all times.

Tactical Total Return Fund – Flexible Income Strategy
The Tactical Total Return Fund may consist of as little as 20% and as much as 80% of the Advisor’s “Flexible Income Strategy.” Under normal market conditions, the component of the Tactical Total Return Fund that is invested in the “Flexible Income Strategy” invests exclusively in shares of Class 4 and Class 5 Underlying Funds.  These Underlying Funds will generally possess investment objectives that incorporate both income and capital appreciation (e.g., balanced funds), or fixed-income funds with varying maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade).  Under many circumstances, the Tactical Total Return Fund will be invested in pure fixed-income Underlying Funds that may include any type of fixed-income security (e.g., high-yield, convertible bonds, etc.).  In fact, to best take advantage of the current economic and interest rate environment, it is anticipated that the flexible income portion of the Tactical Total Return Fund will actively vary its investments in fixed-income Underlying Funds among those holding securities with disparate maturities and credit qualities.

By maintaining an emphasis on fixed-income allocations, the Advisor seeks to cushion market volatility during periods of decline in the equity market.  It is possible that the Tactical Total Return Fund will, at times, gain some low to modest level of capital appreciation from its investments in equity funds.

The Tactical Total Return Fund also may purchase, without limit, shares of international and global Underlying Funds that invest in securities of companies located outside of the United States when they meet the Advisor’s selection criteria.  Furthermore, these investments may include Underlying Funds that invest significant amounts of their portfolios in the securities of companies located in countries considered to have emerging markets or developing economies.  The Tactical Total Return Fund considers emerging markets countries to be those defined by the MSCI Emerging Markets Index.

Additional Information about the FundX Upgrader Funds’ Investments

Underlying Funds Operate Independently of FundX Upgrader Funds .   Please remember that the Funds are independent from any of the Underlying Funds in which they invest and have little voice in or control over the investment practices, policies or decisions of those Underlying Funds.  If a Fund disagrees with those practices, policies or decisions, it may have no choice other than to liquidate its investment in that Underlying Fund, which may entail losses.

FundX Upgrader Funds May Not be Able to Sell Underlying Funds Readily.   An Underlying Fund may limit a Fund’s ability to sell its shares of the Underlying Fund at certain times. In these cases, such investments will be considered illiquid and subject to a Fund’s overall limit on illiquid securities.  For example, no Underlying Fund is required to redeem any of its shares owned by a Fund in an amount exceeding 1% of the Underlying Fund’s shares during any period of less than 30 days.  As a result, to the extent that a Fund owns more than 1% of an Underlying Fund’s shares, a Fund may not be able to redeem those shares promptly in the event of adverse market conditions or other considerations.  (This limitation does not apply to a Fund’s holdings of shares of ETFs, which are not redeemed through the ETF itself, but which can be sold by a Fund on a securities exchange in a secondary market transaction.)

An Underlying Fund May Invest In Similar Securities of Another Underlying Fund.   Also, the investment advisors of the Underlying Funds in which a Fund invests may simultaneously pursue inconsistent or contradictory courses of action.  For example, one Underlying Fund may be purchasing securities of the same issuer whose securities are being sold by another Underlying Fund, with the result that a Fund would incur an indirect brokerage expense without any corresponding investment or economic benefit.

Underlying Fund Expenses .   Furthermore, the Funds will normally invest only in Underlying Funds that do not impose up-front sales loads, deferred sales loads, distribution fees of more than 0.25% or redemption fees.  If a Fund invests in an Underlying Fund that normally charges an up-front sales load, it may use available sales load waivers and quantity discounts to eliminate the sales load.  However, this policy does not preclude the Funds from investing in Underlying Funds with sales related expenses, redemption fees or service fees in excess of 0.25%.

High Portfolio Turnover.   Each Fund is actively managed and has no restrictions on portfolio turnover.  Each Fund may at times experience an annual portfolio turnover rate substantially in excess of 200% on a regular basis.  A high portfolio turnover rate (100% or more) may result in the realization and distribution of higher capital gains to Fund shareholders and may mean a higher tax liability.  A high portfolio turnover rate may also lead to higher transaction costs, which could negatively affect a Fund’s performance.

Temporary Defensive Strategies . For temporary defensive purposes under abnormal market or economic conditions, a Fund may hold all or a portion of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  A Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.  To the extent a Fund is invested in such defensive instruments, the Fund may not achieve its investment objective.

SEC Limitations of FundX Upgrader Funds’ Investments in Other Investments Companies .   Up to 25% of a Fund’s assets may be invested in shares of a single Underlying Fund; however, each Fund intends to limit its investments in Underlying Funds in accordance with the Investment Company Act of 1940, as amended, or with certain terms and conditions of applicable exemptive orders issued by the Securities and Exchange Commission (“SEC”) and approved by the Board.  A Fund may invest in Underlying Funds that are permitted to invest more than 25% of their assets in a single industry and may also invest in Underlying Funds that are themselves non-diversified.

As a fund-of-funds, each Fund relies on Section 12(d)(1)(F) of the 1940 Act that permits each Fund to invest in unaffiliated funds subject to certain guidelines including that each Fund (together with its affiliated funds) may acquire no more than 3% of the outstanding voting securities of the unaffiliated fund.  Generally, Section 12(d)(1) of the 1940 Act (and the rules thereunder) restricts investments by registered investment companies in securities of other registered investment companies, including the Underlying Funds.  The acquisition of shares of the Underlying Funds by each Fund is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by any exemptive orders obtained by the Underlying Funds that permits registered investment companies such as each Fund to invest in the Underlying Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that each Fund enter into an agreement with the Underlying Fund regarding the terms of the investment.

Principal Risks

Although the Funds principally invest in any number of Underlying Funds, this investment strategy does not eliminate investment risk.  Therefore, there is no assurance that the Funds will achieve their investment objectives.  Since the prices of securities in the Underlying Funds may fluctuate, the value of your investment in the Funds may fluctuate and you could lose money.  The following list sets forth more information about the principal risks that apply to the Funds.  The following risks apply to each Fund unless otherwise noted.

General Market Risk – The Funds’ assets will be invested in Underlying Funds that themselves invest primarily in equity securities.  The value of your investment in each Fund depends on the value of the Underlying Funds it owns.  In turn, the value of each of the Underlying Funds depends on the market value of the equity securities in which it has invested.  General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.  General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  Recently, the financial markets have experienced a period of extreme stress which has resulted in unusual and extreme volatility in the equity markets and in the prices of individual stocks.  In some cases, the prices of stocks of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company.  These market conditions add significantly to the risk of short term volatility of a Fund.

Management Risk  – Management risk describes a Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund.  The value of your investment in a Fund is subject to the investment strategies used by the Underlying Funds in selecting investments, including the ability of the investment advisory organizations that manage the Underlying Funds in assessing economic conditions and investment opportunities, and may not result in an increase in the value of your investment or in overall performance equal to other investments.  If the Advisor’s investment strategies do not produce the expected results, your investment could be diminished or even lost.  This risk includes risks associated with the use of the “Tactical Model” which may not accurately predict future market conditions, or the proper time to change allocation ratios.  To the extent the model does not work as intended, the Fund may experience a greater loss or a lower return than if the model had not been used.  The availability of data from the model is an important component of the Advisor’s ability to execute its strategy.

Upgrading Strategy Risk – The Funds employ an “upgrading” strategy whereby they continually seek to invest in the top-performing funds at a given time.  When investment decisions are based on near-term performance, however, the Funds may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.  Furthermore, focusing on current market leaders may expose the Funds to concentration risk.

Small Company Risk – The Upgrader Fund, the Conservative Fund, the Aggressive Fund, the ETF Aggressive Fund, the ETF Upgrader Fund, the Tactical Fund and the Tactical Total Return Fund may invest in Underlying Funds that invest in small capitalization companies.  As a result, your investment will be subject to small company risk.  Small company risk is the risk that, due to limited product lines, markets or financial resources, dependence on a relatively small management group or other factors, small companies may be more vulnerable than larger companies to adverse business or economic developments.  Securities of small companies are generally less liquid and more volatile than securities of larger companies or the market averages.  In addition, small companies may not be as well-known to the investing public as large companies, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.  In addition, the performance of an Underlying Fund may be adversely affected during periods when the smaller capitalization stocks are out-of-favor with investors.  Under normal market conditions, the Advisor intends to hold small company funds only when small company stocks are outperforming large company stocks.

Interest Rate and Credit Risk – The Underlying Funds comprising the Upgrader Fund, the Flexible Income Fund, the Conservative Fund, the ETF Aggressive Fund, the ETF Upgrader Fund, the Tactical Fund and the Tactical Total Return Fund’s portfolios may hold bonds and other fixed-income securities.  Underlying Funds of this type invest a portion of their assets in bonds, notes and other fixed-income and convertible securities, as well as preferred stock.  Generally, the value of a fixed-income portfolio will decrease when interest rates rise and increase when interest rates fall.  Therefore, an Underlying Fund’s NAV will fluctuate in response to changes in interest rates.  Also, fixed-income securities with longer maturities generally involve greater interest rate risk than securities with shorter maturities.  In addition to interest rate risk, changes in the creditworthiness of an issuer of fixed-income securities and the market’s perception of that issuer’s ability to repay principal and interest when due can also affect the value of fixed-income securities held by an Underlying Fund.

High-Yield Securities (Junk Bonds) Risk – The Flexible Income Fund, the ETF Aggressive Fund, the ETF Upgrader Fund, the Tactical Fund and the Tactical Total Return Fund may invest in Underlying Funds that focus their investments in securities rated below investment grade.  Furthermore, the Underlying Funds owned by the Upgrader Fund and the Conservative Fund may also invest in such bonds.  Fixed-income securities receiving the lowest investment grade rating may have speculative characteristics, and, like securities rated below investment grade, when compared to higher-grade securities, may have a weakened capacity to make principal and interest payments in adverse economic conditions or other circumstances.  High-yield, high risk and lower-rated securities are subject to additional risk factors, such as increased possibility of default, decreased liquidity and fluctuations in value due to public perception of the issuer of such securities.

Foreign Securities Risk – One or more Underlying Funds may invest in the securities of foreign companies.  As a result, such Underlying Fund would be subject to foreign securities risk.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

Emerging Markets Risk – In addition to developed markets, Underlying Funds may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues, which could reduce liquidity.

Non-Diversification Risk – While the Funds themselves are diversified, some of the Underlying Funds may invest in a limited number of issuers and therefore, may be non-diversified.  Because such an Underlying Fund focuses its investments in a limited number of issuers, its NAV and total return may fluctuate or decline more in times of weaker markets than a more diversified mutual fund.

Concentration and Sector Emphasis Risk – It is anticipated that the Upgrader Fund, the Conservative Fund, the Aggressive Fund, the ETF Aggressive Fund the ETF Upgrader Fund, the Tactical Fund and the Tactical Total Return Fund will invest in Underlying Funds with concentrated investments or that have a particular emphasis on one or more sectors.  In the case of an Underlying Fund that concentrates its investments in a particular industry or sector, events may occur that impact that industry or sector more significantly than the stock market as a whole.  Furthermore, each industry or sector possesses particular risks that may not affect other industries or sectors.

Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from an underlying asset, currency or index.  The term “derivatives” covers a broad range of investments, including futures, options and swap agreements.  For example, a swap agreement is a commitment to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument.  The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities.  Investments in such Underlying Funds may involve the risk that the value of derivatives may rise or fall more rapidly than other investments, and the risk that an Underlying Fund may lose more than the initial amount invested in the derivative.  Derivative instruments also involve the risk that other parties to the derivative contract may fail to meet their obligations, which would result in a loss.  These risks are heightened when an Underlying Fund uses derivatives to enhance returns or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Underlying Fund.  The success of such derivatives strategies will depend on the ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

Short Sales Risk – Some of the Underlying Funds in which the Upgrader Fund, the Aggressive Fund, the ETF Aggressive Fund, the ETF Upgrader Fund, the Tactical Fund and the Tactical Total Return Fund invest will engage in short sales, which may cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.  This would occur if the lender required such Underlying Fund to deliver the securities it borrowed at the commencement of the short sale and it was unable to borrow the securities from other securities lenders.  Furthermore, until an Underlying Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale.  This could cause a Fund’s performance to suffer to the extent it invests in such an Underlying Fund.

Leverage Risk – Some Underlying Funds may borrow money for leveraging.  Interest expenses may exceed the income from the assets purchased with such borrowings.  While the interest obligation resulting from borrowing will be fixed (although they may fluctuate with changing market rates of interest depending on the terms of the relevant agreement), the NAV per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if it did not borrow funds.

Underlying Funds Risk – The risks associated with the Funds include the risks related to each Underlying Fund in which the Funds invest.  Although the Funds seek to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes as described throughout this section.  For instance, there are market risks related to stocks and, in some cases, bonds, as well as the risks of investing in a particular Underlying Fund, such as risks related to the particular investment management style and that the Underlying Fund may underperform other similarly managed funds.  To the extent that an Underlying Fund actively trades its securities, the Funds will experience a higher-than-average portfolio turnover ratio and increased trading expenses, and may generate higher short-term capital gains.  Investments in the Funds result in greater expenses to you than if you were to invest directly in the Underlying Funds.  Additionally, because the Underlying Funds may be managed using different investment styles, the Funds could experience overlapping security transactions.  For example, one Underlying Fund could take a long position in a security, while another Underlying Fund is taking a short position in the same security, thereby effectively canceling out the effect of either position.  Similarly, one Underlying Fund may be purchasing securities at the same time other portfolio managers may be selling those same securities.  This may lead to higher transaction expenses and may generate higher short-term capital gains compared to a Fund using a single investment management style.  Finally, there can be no assurance that any mutual fund, including an Underlying Fund, will achieve its investment objective.

Aggressive Investment Technique Risk – The Underlying Funds, particularly some ETFs, may use investment techniques considered to be aggressive, including using futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments.  Because an Underlying Fund’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed, it may result in losses exceeding the amounts invested.  Such instruments may expose the Funds to potentially dramatic changes in the value of the instruments and the imperfect correlation between the value of the instruments and the security or index.

ETF Trading Risk – Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional funds, including the risk that the market price of the ETF’s shares may trade at a discount to their NAV.  Also, an active secondary trading market for an ETF’s shares may not develop or be maintained, or trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate.  This could lead to a lack of market liquidity, thereby forcing a Fund to sell its shares in an Underlying Fund for less than the shares’ NAV.  Further, an ETF’s shares may be delisted from the securities exchange on which they trade.  ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

Mortgage- and Asset-Backed Securities Risk – The Underlying Funds may invest in mortgage- and asset-backed securities, which represent “pools” of mortgages or other assets, including consumer loans or receivables held in trust.  In addition, mortgage dollar rolls are transactions in which a fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price.  Mortgage- and asset-backed securities, including mortgage dollar roll transactions, are subject to certain additional risks.  Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates.  As a result, in a period of rising interest rates, these securities may exhibit additional volatility.  This is known as extension risk.  In addition, these securities are subject to prepayment risk.  When interest rates decline, borrowers may pay off their debts sooner than expected.  This can reduce the returns of a fund because the fund will have to reinvest the money at the lower prevailing interest rates.  This is known as contraction risk.  These securities are also subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

Portfolio Turnover Risk – As funds-of-funds, the FundX Upgrader Funds do not typically pay transaction costs, such as commissions when it buys and sells mutual funds.  However, to the extent a Fund buys and sells ETFs, it may be subject to certain transactions costs.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to a Fund’s shareholders.  The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.  All of the Funds have portfolio turnover rates in excess of 100%.

The Tactical Fund and the Tactical Total Return Funds’ upgrading strategy, and in particular, the Tactical Model employed by the Advisor described in this Prospectus, may result in high portfolio turnover from time to time.  High portfolio turnover may cause the Funds to incur higher transaction costs than would be the case if the Funds had lower portfolio turnover.  In addition, high portfolio turnover may have significant tax consequences for taxable investors.  The sale of Underlying Funds pursuant to the Tactical Model may result in the realization of taxable gain or loss by the Funds.  Increased net taxable gain of the Funds could result in increased distributions of ordinary dividends and capital gains dividends to shareholders.  Distributions to shareholders of short-term capital gains are taxed as ordinary income under federal tax laws.

Debt Securities Risk – To the extent any of the Underlying Funds invest in debt securities, the Funds are exposed to those inherent risks.  Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk, which are discussed above.  Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.  Additionally, if any of the Underlying Funds invest in mortgage- or asset-backed securities, the Funds could be exposed to those risks.  These securities also are subject to risk of default on the underlying mortgage or assets, particularly during periods of economic downturn.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of their portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) and on the Funds’ website at www.upgraderfunds.com.

MANAGEMENT OF THE FUNDS

Investment Advisor

DAL Investment Company, LLC, is the investment advisor to the Funds.  The Advisor is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104.  The Advisor has been providing investment advisory services to individual and institutional investors since 1969.  The Advisor pioneered the use of no-load mutual funds for managing large personal, corporate and retirement accounts.  As of December 31, 2009, the Advisor had approximately $1.3 billion in assets under management.  The Advisor supervises each Fund’s investment activities and determines which investments are purchased and sold by the Funds.  The Advisor also furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.  Under an investment advisory agreement with the Funds, each Fund compensates the Advisor for its investment advisory services as shown in the table below.  For the fiscal year ended October 31, 2009, the Advisor received the following net management fees as a percentage of average daily net assets because the Advisor was required to waive a portion of its fees pursuant to the expense limitation agreement described below:

	Annual Advisory Fee	Net Advisory Fee Received (after waivers)
FundX Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.	1.00%
FundX Flexible Income Fund	0.70%	0.70%
FundX Conservative Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.	1.00%
FundX Aggressive Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.	1.00%
FundX ETF Aggressive Upgrader Fund	1.00%	1.00%
FundX ETF Upgrader Fund	1.00%	0.32%
FundX Tactical Upgrader Fund	1.00%	1.00%
FundX Tactical Total Return Fund	1.00%	0.00%

A discussion regarding the basis of the Board’s approval of the investment advisory agreement with the Advisor is available in the Funds’ Annual Report to shareholders for the most recent period ended October 31.

Fund Expenses

Each Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement will not exceed a certain Expense Cap.  For each of the Funds, except for the Flexible Income Fund, the Expense Cap is 1.50% of the average daily net assets.  For the Flexible Income Fund the Expense Cap is 0.99% of the average daily net assets.  The Expense Cap excludes Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses.  Any reduction in advisory fees or payment of expenses made by the Advisor is subject to reimbursement by a Fund to the Advisor if requested by the Advisor, and if the Board approves such reimbursement in subsequent fiscal years.  For the fiscal year ended October 31, 2009, the Advisor recouped fees in the amount of 0.02% for the Flexible Income Fund.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account any reimbursements) does not exceed the Expense Cap.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years (on a rolling three-year look-back basis).  Each Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.

U.S. Bank, National Association (“U.S. Bank”) receives fees from certain Underlying Funds for processing transactions between the Fund and the Underlying Funds and for servicing the Underlying Funds’ account with the Fund.  U.S. Bank rebates a portion of these fees to the Funds through a reduction in custodial, transfer agency, fund administration and fund accounting fees.  For the fiscal year ended October 31, 2009, U.S. Bank rebated the following fee amounts.

Amount of Fees Rebated by U.S. Bank
FundX Upgrader Fund	0.05%
FundX Flexible Income Fund	0.02%
FundX Conservative Upgrader Fund	0.04%
FundX Aggressive Upgrader Fund	0.03%
FundX ETF Aggressive Upgrader Fund	0.00%
FundX ETF Upgrader Fund	0.00%
FundX Tactical Upgrader Fund	0.02%
FundX Tactical Total Return Fund	0.00%

Service Fees and Other Third Party Payments

The Funds may pay service fees to Financial Intermediaries, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to Financial Intermediaries who sell shares of the Funds. Such payments and compensation are in addition to service fees paid by the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders.  The Advisor may also pay cash compensation in the form of finders fees that vary depending on the Fund and the dollar amount of the shares sold.

The Trust

Each Fund is a series of Professionally Managed Portfolios (the “Trust”).  The business of the Trust and each Fund is managed under the oversight of the Funds’ Board of Trustees.  Additional information about the Board, as well as the Trust’s executive officers, may be found in the Funds’ SAI.  Other than the Funds discussed in this Prospectus, the Funds do not hold themselves out as related to any other series of the Trust for purposes of investment and advisory services, nor do they share the same investment advisor with any other series.

Portfolio Managers

Investment decisions for each of the Funds are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor’s organization.  No one person is solely responsible for the day-to-day management of a Fund’s portfolio.  The members of the investment committee are listed in the table below.

Name	Title	Tenure with the Advisor
Janet Brown	President and Portfolio Manager	1978
Sean McKeon	Portfolio Manager	1990
Bernard Burke	Portfolio Manager and Chief Compliance Officer	1992
Martin DeVault	Portfolio Manager	1992
Jason Browne	Portfolio Manager	2000

Each member of the investment committee is jointly and primarily responsible for the day-to-day management of the Funds’ portfolios.  There is no lead portfolio manager.  There are no limitations or restrictions on any one portfolio manager’s role relative to the other portfolio managers on the investment committee.  Each portfolio manager generally serves as a research analyst.  The investment committee discusses investment ideas and the overall structure of a portfolio using the upgrading investment strategy.  Investment decisions are then made collectively by the investment committee.

The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of securities in the Funds.

SHAREHOLDER INFORMATION

Pricing Fund Shares

A fund’s share price is known as its NAV.  The NAV is determined by dividing the value of a Fund’s securities (consisting primarily of shares of other mutual funds), cash and other assets, minus all expenses and liabilities, by the number of shares outstanding ((assets – liabilities) / number of shares = NAV).  The NAV takes into account the expenses and fees of a Fund, including management, administration and other fees, which are accrued daily.  A Fund’s share price is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.

All shareholder transaction orders received in good form (as described below under “Buying Fund Shares”) by the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC (“Transfer Agent”), or an authorized financial intermediary by the close of regular trading on the NYSE will be processed at that day’s NAV.  Transaction orders received after the close of regular trading on the NYSE will receive the next day’s NAV.  The Funds do not determine the NAV of their shares on any day when the NYSE is not open for trading, such as weekends and certain national holidays as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  In such cases, fair value determinations may be made as described below under procedures adopted by the Board.

Fair Value Pricing

The assets of each Fund consist primarily, if not exclusively, of shares of Underlying Funds valued at their respective NAVs.  The prospectuses for the Underlying Funds should explain the circumstances under which they will use fair value pricing, as well as the effects of using fair value pricing.  There may be situations when a Fund is unable to receive an NAV from an Underlying Fund.  In such case, shares of an Underlying Fund will be valued at their fair market value as determined in good faith under procedures adopted by the Board.  The NAV of a Fund will fluctuate with the value of the securities held by the Underlying Funds in which it principally invests.

There can be no assurance that the Funds can purchase or sell a share of an Underlying Fund at the price used to calculate the Funds’ NAVs.  In the case of fair valued Underlying Fund shares, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a the present value of a share of an Underlying Fund.  Fair valuations generally remain unchanged until new information becomes available.  Consequently, changes in the fair valuation of shares of an Underlying Fund may be less frequent and of greater magnitude than changes in the price of a Fund valued by an independent pricing service, or based on market quotations.

Buying Fund Shares

To open an account, you must make minimum initial investment as listed in the table below.	Minimum Investments	To Open Your Account	To Add to Your Account
	Regular Accounts	$1,000	$100
	Retirement Accounts	$1,000	$100
	Automatic Investment Accounts	$500	$100

You may purchase shares of a Fund by completing an Account Application.  Your order will not be accepted until the Account Application is received by the Transfer Agent.  Account Applications will not be accepted unless they are accompanied by payment in U.S. dollars, drawn on a U.S. financial institution. The Funds will not accept payment in cash, money orders and cashier’s checks unless the cashier’s check is in excess of $10,000.  In addition, to prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.  If your payment is returned for any reason, your purchase will be canceled and a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Funds as a result.  The Funds do not issue share certificates.  The Funds reserve the right to reject any purchase in whole or in part.  These minimums can be changed or waived by the Advisor at any time.

The Funds reserve the right to reject any purchase order, in whole or in part, if such rejection is in a Fund’s best interest.  For example, a purchase order may be refused if, in the Advisor’s opinion, it is so large it would disrupt the management of a Fund or would not otherwise be in the best interest of long-term shareholders.  If a Fund does not have a reasonable belief of the identity of a shareholder, the account will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received.  Each Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

PATRIOT Act
The USA PATRIOT Act of 2001 requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts.  When completing a new Account Application, you will be required to supply the Funds your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, a Fund may temporarily limit transactions or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

By Mail

To purchase shares by mail, simply complete and sign the enclosed Account Application and mail it, along with a check made payable to the name of the Fund for which you wish to invest to the address listed below.

To make subsequent investments, write your account number on a check made payable to the applicable Fund and mail it together with the most recent confirmation statement received from the Transfer Agent in the envelope provided with your statement or send to the address listed below.

Regular Mail [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

By Telephone

If you have completed the “Account Features” section of the Account Application and your account has been open for at least 15 days, you may purchase additional shares of the Fund by calling toll free at (866) 455-FUND [3863].  Telephone orders, in amounts of $100 or more, will be accepted via electronic funds transfer from your pre-designated bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account prior to making a purchase by telephone.  Only bank accounts held at domestic institutions that are ACH members may be used for telephone transactions.  If your order is received prior to 4:00 p.m., Eastern time, on a day when the NYSE is open, shares will be purchased at the NAV calculated on that day.  For security reasons, requests by telephone will be recorded. During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your purchase request in writing.  Once a telephone transaction has been placed, it cannot be cancelled or modified.

By Wire

Initial Investment
If you are making an initial investment in the Funds, before you wire funds, please contact the Transfer Agent by phone at (866) 455-FUND [3863] to make arrangements with a telephone customer service representative to submit your completed Account Application via mail, overnight delivery or facsimile.  Upon receipt of your Account Application, your account will be established and a service representative will contact you within 24 hours to provide you with an account number and wiring instructions.

Once your account has been established, you may then contact your bank to initiate the wire using the instructions you were given.  Prior to sending the wire, please call the Transfer Agent at (866) 455-FUND [3863] to advise of your wire to ensure proper credit upon receipt.  Your bank must include the name of the Fund you are purchasing, your account number and your name so your wire can be correctly applied.

Subsequent Investment
If you are making a subsequent purchase, your bank should wire funds as indicated below.  Before each wire purchase, please contact the Transfer Agent at (866) 455-FUND [3863] to advise them of your intent to wire funds.  It is essential that your bank include complete information about your account in all wire instructions.  If you have questions about how to invest by wire, you may call the Transfer Agent.  Your bank may charge you a fee for sending a wire to a Fund.

Your bank should transmit available funds by wire in your name to:

U.S. Bank, National Association
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA #:                 075000022
Credit:                   U.S. Bancorp Fund Services, LLC
Account #:          112-952-137
FFC:                      [Name of Fund]
Shareholder Registration
Shareholder Account Number

Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing.  The Funds and U.S. Bank N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Through a Financial Intermediary

You may buy and sell shares of a Fund through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Your order will be priced at the applicable Fund’s NAV next computed after it is received by a Financial Intermediary and accepted by the Fund.  A Financial Intermediary may hold your shares in an omnibus account in the Financial Intermediary’s name and maintains your individual ownership records.  The Funds may pay Financial Intermediaries for maintaining individual ownership records as well as providing other shareholder services.  Financial Intermediaries may charge fees for the services they provide to you in connection with processing your transaction order or maintaining your account with them.  Financial Intermediaries are responsible for placing your order correctly and promptly with a Fund, forwarding payment promptly, as well as ensuring that you receive copies of the Funds’ Prospectus.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business, your order will be priced at the Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

Automatic Investment Plan

For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial minimum investment of $500, you authorize a Fund to withdraw the amount that you wish to invest from your personal bank account on a monthly basis.  The AIP requires a minimum investment of $100.  If you wish to participate in the AIP, please complete the “Automatic Investment Plan” section on the Account Application  or call the Funds at (866) 455-FUND [3863].  In order to participate in the AIP, your bank or financial institution must be a member of the ACH network.

The Funds may terminate or modify this privilege at any time.  You may change your investment amount or terminate your participation in the AIP at any time by notifying the Transfer Agent by telephone or in writing, at least five days prior to the effective date of the next transaction.

Retirement Plan

The Funds offer an individual retirement account (“IRA”) plan.  You may obtain information about opening an IRA by calling (866) 455-FUND [3863].  If you wish to open another type of retirement plan, please contact your Financial Intermediary.

Asset Allocation/Re-Allocation Program

To participate in the Asset Re-Allocation Program, you must complete the “Asset Re-Allocation Program” section of the Account Application or contact the Transfer Agent in writing.  This program allows direct shareholders to assign their account to a pre-defined model based on their risk/return objectives.  The model allocations automatically rebalance on a quarterly basis.  Your investments will be allocated and rebalanced on a quarterly basis between funds according to your investment goals.  The Funds may terminate or modify this privilege at any time.  You may change or terminate your participation in the program at any time by notifying the Transfer Agent by telephone or in writing.  Requests to invest or redeem outside of your pre-defined model will terminate your participation in the program.  Exercising the re-allocation privilege could consist of two transactions:  a sale of shares in one Fund and the purchase of shares in another.  As a result, there may be tax consequences of the re-allocation.  A shareholder could realize short- or long-term capital gains or losses.

Selling (Redeeming) Fund Shares

In general, orders to sell or “redeem” shares may be placed either directly with the Funds or with your Financial Intermediary.  You may redeem part or all of your Fund shares at the next determined NAV after a Fund receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

By Mail

You may redeem your shares by simply sending a written request to the Transfer Agent at the address listed below.  Please provide the name of the Fund, your account number and state the number of shares or dollar amount you would like redeemed.  The letter should be signed by all of the shareholders whose names appear on the account registration and include signature guarantees, if applicable.  (Please see “Account and Transaction Policies” below).  Redemption requests will not become effective until all documents have been received in good form by the Funds.  The Funds may require documentation for the sale of shares by a corporation, partnership, agent or fiduciary or a surviving joint owner.  Shareholders should contact the Fund for further information concerning documentation required for redemption of Fund shares.

Shareholders who have an IRA must indicate on their redemption request whether to withhold federal income tax.  Redemption requests failing to indicate an election to have tax withheld will generally be subject to a 10% withholding tax.

You should send your redemption request to:

Regular Mail [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Overnight Delivery [Name of Fund] c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, WI 53202

NOTE:  The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.

By Telephone or Wire

You may redeem Fund shares by completing the “Account Features” portion of the Account Application.  You may also request telephone redemption privileges after your account is opened by sending a written request to the Transfer Agent.  Your request may also require a signature guarantee.  If you have a retirement account, you may not redeem shares by telephone.  During periods of high market activity, you may encounter higher than usual wait times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.  If you are unable to contact the Fund by telephone, you may make your redemption request in writing.  Once a telephone transaction has been placed, it cannot be canceled or modified.

You may redeem up to $100,000 in shares by calling the Transfer Agent at (866) 455-FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time.  Redemption proceeds will be sent on the next business day to the mailing address that appears on the Funds’ records.  Per your request, redemption proceeds may be wired or may be sent by electronic funds transfer through the ACH network to your pre-designated bank account. The minimum amount that may be wired is $1,000.  Wire charges, if any, will be deducted from your redemption proceeds on a complete or share certain redemption.  In the case of a partial or dollar certain redemption, the wire fee will be deducted from the remaining account balance.  There is no charge to have redemption proceeds sent via ACH; however, credit may not be available in your bank account for 2-3 days.  Telephone redemptions cannot be made if you notify the Transfer Agent of a change of address within 30 days before the redemption request.  If you wish to redeem shares within 30 days of an address change, you should submit a written request to the Transfer Agent with your signature(s) guaranteed.

Prior to executing instructions received to redeem shares by telephone, the Funds and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine.  The telephone call may be recorded and the caller may be asked to verify certain personal identification information.  If the Funds and the Transfer Agent follow these procedures, they will not be liable for any loss, expense or cost arising out of any telephone transaction request that is reasonably believed to be genuine.  This includes any fraudulent or unauthorized requests.  The Funds may change, modify or terminate these privileges at any time upon at least a 60-day notice to shareholders.

Through a Financial Intermediary

You may redeem Fund shares through your Financial Intermediary.  Redemptions made through a Financial Intermediary may be subject to procedures established by that institution.  Your Financial Intermediary is responsible for sending your order to the Funds and for crediting your account with the proceeds.  For redemption through Financial Intermediaries, orders will be processed at the NAV per share next determined after receipt of the order by the financial intermediary.  Please keep in mind that your Financial Intermediary may charge additional fees for its services.

Systematic Withdrawal Plan

You may redeem shares of your Fund through a Systematic Withdrawal Plan (“SWP”).  Under the SWP, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis.  You may establish a SWP on any account and in any amount you choose.  If you elect this method of redemption, the applicable Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.  For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account.  The SWP may be terminated at any time by the Funds.  You may also elect to terminate your participation in the SWP at any time by contacting the Transfer Agent at least five days prior to the next withdrawal.

A withdrawal under the SWP involves a redemption of shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, your account ultimately may be depleted.

Redemption Fee and Market Timing

The Funds expect that some portion of their assets will come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies.  These strategies often call for frequent trading to take advantage of anticipated changes in market conditions.  Because the Funds fully disclose their portfolio holdings monthly, they could be subject to such trading activity, especially when substantially invested in international or certain fixed-income funds.  As the Funds do not invest in individual securities, the Funds believe that there is little likelihood of a material impact to their shareholders as a result of frequent trading.  The Funds, therefore, do not generally see a need to restrict the frequency of purchases and redemptions and the Board has approved this policy.

The risks associated with market timing activity and high portfolio turnover may have a negative impact on long-term investors.  Short-term investors who engage in frequent purchases and redemptions can create some transaction costs that are borne by all shareholders.  Frequent trading could increase the rate of a Fund’s portfolio turnover.  The tax effects (and some trading costs) associated with portfolio turnover may adversely affect a Fund’s performance.  In addition, large movements of assets into and out of a Fund may negatively impact the Fund’s ability to achieve its investment objectives or its desired level of operating expenses.  For these reasons, most of the FundX Upgrader Funds assess a 2.00% redemption fee on redemptions or exchanges of shares held for less than 30 days.  The ETF Aggressive Fund and the ETF Upgrader Funds assess a 2.00% redemption fee on redemptions or exchanges of shares held for less than seven days.  The Funds will use the first-in, first-out (“FIFO”) method to determine the 30 day holding period.  Under this method, the date of the redemption will be compared to the earliest purchase date of shares held in the account.  If this holding period is less than 30 days (or seven days for the ETF Aggressive Fund and the ETF Upgrader Fund), the redemption fee will be assessed.  The redemption fee will be applied on redemptions of each investment made by a shareholder that does not remain in a Fund for a required period from the date of purchase.  The fee is deducted from your proceeds and is retained by the Fund for the benefit of long-term shareholders.  This fee does not apply to (1) shares purchased through reinvested dividends or capital gains; (2) Fund redemptions under the Fund’s SWP; (3) the redemption of shares previously purchased under an AIP; or (4) the involuntary redemption of low balance accounts.  The Fund reserves the right to change the terms and amount of this fee upon at least a 60-day written notice to shareholders.  Also, the redemption fee will not apply to the redemption of shares through automated rebalancing associated with the Fund’s Asset Re-Allocation program.

Although the Funds have the goal of applying this redemption fee to redemptions of shares held for less than 30 days (or seven days for the ETF Aggressive Fund and the ETF Upgrader Fund), the Funds may not always be able to track short-term trading effected through Financial Intermediaries in non-disclosed or omnibus accounts.  These may include, but are not limited to, 401(k) and other employer-sponsored retirement plans (excluding IRA and other 1-person plans).  While the Funds have entered into information sharing agreements with such Financial Intermediaries which contractually requires such Financial Intermediaries to provide the Funds with information relating to their customers investing in the Funds through non-disclosed or omnibus accounts, the Funds cannot guarantee the accuracy of the information provided to them from Financial Intermediaries and may not always be able to track short-term trading effected through these Financial Intermediaries.  In addition, because the Funds are required to rely on information from the Financial Intermediary as to the applicable redemption fee, the Funds cannot ensure that the Financial Intermediary is always imposing such fee on the underlying shareholder in accordance with the Funds’ policies.  The redemption fee also will be applied to exchanges between other FundX Upgrader Funds if the shares are purchased and held for less than 30 days (or seven days for the ETF Aggressive Fund and the ETF Upgrader Fund).

Please bear in mind that the Funds are not in a position to monitor all trading behavior and do not feel that adding the costs of establishing such a process would benefit Fund shareholders.  However, the Funds may track the behavior of any shareholders that appear, in the Advisor’s opinion, to disrupt the management of the Funds.  In addition to the establishment of a redemption fee, to help protect the interests of long-term investors and reward them for their commitment to the Funds’ strategies, the Funds may close any shareholder account to new purchases when, in the opinion of the Funds’ Advisor, in its sole discretion, the trading activity is disruptive to the management of a Fund.  The Funds reserve the right, in their sole discretion to identify trading activity as disruptive or abusive.  At all times, the Funds will act on behalf of the best interest of their long-term shareholders.

Account and Transaction Policies

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date. Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus.

Low Balance Accounts
Each Fund may redeem the shares in your account if the value of your account is less than $2,500 as a result of redemptions you have made, but not as a result of a decline in the NAV of a Fund or for market reasons.  This does not apply to retirement plans.  You will be notified that the value of your account is less than $2,500 before a Fund makes an involuntary redemption.  You will then have 30 days in which to make an additional investment to bring the value of your account to at least $2,500 before a Fund takes any action.

Signature Guarantees
A signature guarantee may be required for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.

A signature guarantee of each owner is required in the following situations:

•	For all redemption requests in excess of $100,000;

•	If a change of address request has been received by the Transfer Agent within the last 30 days;

•	If ownership is changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	For written requests to wire redemption proceeds (if not previously authorized on the account); and

      •        When establishing or modifying certain services on an account.

In addition to the situations described above, the Fund(s) and /or the Transfer Agent may require a signature guarantee in other instances based on the facts and circumstances relative to the particular situation.  Signatures guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchanges Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.  Non financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Householding.
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, supplements, Annual and Semi-Annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts.  Call toll-free at (866) 455-FUND [3863] to request individual copies of these documents or if your shares are held through a Financial Intermediary please contact them directly.  The Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Electronic Delivery
You may sign up to receive your shareholder statements electronically at www.upgraderfunds.com.  You may change your delivery preference and resume receiving these documents through the mail at any time by updating your electronic delivery preferences on www.upgraderfunds.com or contacting the Funds at (866) 455-FUND [3863].

How to Exchange Fund Shares

Shareholders of record, including financial institutions and intermediaries, may exchange shares of a Fund for shares of another FundX Fund on any business day by contacting the Transfer Agent directly.  This exchange privilege may be changed or canceled by a Fund at any time upon a 60-day written notice to its shareholders.  Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another.  Redemption fees may apply.  As a result, there may be tax consequences of the exchange.  A shareholder could realize short- or long-term capital gains or losses.  An exchange request received prior to the close of the NYSE will be made at that day’s closing NAV.

You may also exchange shares of any or all of an investment in the Funds for the Fidelity Money Market Fund.  This Exchange Privilege is a convenient way for you to buy shares in a money market fund in order to respond to changes in your goals or market conditions.  Before exchanging into the Fidelity Money Market Fund, you should read its prospectus.  To obtain the Fidelity Money Market Fund’s prospectus and the necessary exchange authorization forms, call the Transfer Agent at (866) 455-FUND [3863].  This exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Advisor of an investment in the Fidelity Money Market Fund.

You may exchange your shares by notifying the Transfer Agent by telephone or in writing. Exchanges may be made in amounts of $1,000 or more and are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise.  You should give your account number and the number of shares or dollar amount to be exchanged.  The letter should be signed by all of the shareholders whose names appear on the account registration.  You may also exchange Fund shares by calling the Transfer Agent at (866) 455-FUND [3863] prior to the close of trading on the NYSE, generally 4:00 p.m., Eastern time, on any day the NYSE is open for regular trading.  If you are exchanging shares by telephone, you will be subject to certain identification procedures that are listed under the “Selling (Redeeming) Fund Shares” section.

DISTRIBUTION AND TAXES

Dividends and Distributions

The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in January. Each Fund may make additional payments of dividends or distributions if it deems it desirable at another time during any year.

All distributions will be reinvested in Fund shares unless you choose one of the following options: (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; or (2) receive all distributions in cash.  In addition, if you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the applicable Fund’s then current NAV and to reinvest all subsequent distributions.  If you wish to change your distribution option, write to the Transfer Agent sufficiently in advance of the payment date of the distribution.

Taxes

Each Fund intends to make distributions of ordinary income and capital gains.  In general, Fund distributions are taxable to you (unless your investment is through a qualified retirement plan), as either ordinary income or capital gain.  Dividends and Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund distributions of long-term capital gains are taxable as long-term capital gains regardless of how long you have held your shares.  A portion of the ordinary income dividends paid to you by a Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates for individual shareholders or for the dividends-received deduction for corporate shareholders, provided certain requirements are met.  You will be taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Ordinary dividends generally consist of a Fund’s investment company taxable income (which includes, among other items, a Fund’s income derived from dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses), and capital gain dividends generally consist of a Fund’s net capital gain (which is the excess of net long-term capital gains over net short-term capital losses).

The sale of assets by the Fund, such as the sale of Underlying Funds, may result in the realization of taxable gain or loss by the Fund.  The amount of such gain or loss will depend on the difference between the Fund’s adjusted tax basis for the assets being sold and the amount realized from the sale.  Such gain or loss will generally be long-term capital gain or loss if the Fund held the assets for more than one year prior to their sale, and short-term capital gain or loss if the Fund held the assets for one year or less prior to their sale.  High portfolio turnover thus could result in: (1) increased net short-term capital gain realized by the Fund and distributed to you as ordinary dividends; and (2) increased net long-term capital gain realized by the Fund and distributed to you as capital gain dividends.  As described above, the actual impact of high portfolio turnover will depend on specific facts related to the value of the Fund’s assets, the Fund’s adjusted tax basis for such assets when they are sold, and the length of time that the Fund held such assets before they were sold.

Each year, you will receive a statement that shows the tax status of distributions you received the previous year. Distributions declared in October, November, or December, but paid in January are taxable as if they were paid in December.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you exchange or sell, and any other adjustments to your tax basis for your shares, you may have a gain or a loss on the transaction.  You are responsible for any tax liabilities generated by your transaction.

By law, each Fund must withhold a percentage of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, local or foreign tax consequences of an investment in the Funds.

INDEX DESCRIPTIONS

The Standard & Poor’s 500 (“S&P 500®”) Index is an unmanaged index generally representative of the market for the stocks of large sized U.S. companies.

The Dow Jones Wilshire 5000 Index (“DJW 5000 Index”) measures the performance of all U.S.-headquartered companies regardless of exchange with readily available price data.  Over 5,000 capitalization weighted security returns are used to adjust the index..  It reflects no deduction for fees, expenses or taxes and does not include reinvested dividends.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index.  It reflects no deduction for fees, expenses or taxes and does include reinvested dividends.

The Barclays Capital Aggregate Bond Index (formerly known as the Lehman Aggregate Bond Index) is a market value-weighted index that tracks the daily price and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $100 million par amount outstanding and with at least one year of final maturity.  Returns include reinvested dividends, but reflect no deduction for fees, expenses or taxes.

Direct investment in an index is not possible.

FINANCIAL HIGHLIGHTS

The following tables show the Funds’ financial performance for the fiscal years shown.  Certain information reflects financial results for a single Fund share.  “Total return” shows how much your investment in a Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information was audited by Tait, Weller & Baker LLP, the Funds’ Independent Registered Public Accounting Firm.  Their report and the Funds’ financial statements are included in the Funds’ most recent Annual Report to shareholders.

FundX Upgrader Fund
Financial Highlights For a capital share outstanding throughout each year

	Years Ended October 31,
	2009		2008		2007	2006	2005

Net asset value, beginning of year	$25.72		$49.65		$40.54	$35.62	$31.44

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.14		0.74		0.42	(0.03)	0.30
Net realized and unrealized gain (loss) on investments	1.71		(20.21	)(2)	11.70	7.17	4.58
Total from investment operations	1.85		(19.47)		12.12	7.14	4.88

LESS DISTRIBUTIONS:
From net investment income	(0.00	)(3)	(0.74)		(0.42)	(0.01)	(0.29)
From net realized gain	–		(3.60)		(2.59)	(2.22)	(0.42)
Distribution in excess	–		(0.12)		–	–	–
Total distributions	(0.00	)(3)	(4.46)		(3.01)	(2.23)	(0.71)
Paid-in capital from redemption fees	0.00	(3)	0.00	(3)	0.00 (2)	0.01	0.01
Net asset value, end of year	$27.57		$25.72		$49.65	$40.54	$35.62
Total return	7.20%		(42.67	)%(2)	31.55%	20.70%	15.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$385.4		$471.5		$941.3	$656.0	$338.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.25%		1.16%		1.15%	1.23%	1.27%
After expenses absorbed(5)	1.20%		1.11%		1.11%	1.19%	1.27%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	0.47%		1.78%		0.85%	(0.14)%	0.84%
After expenses absorbed(6)	0.52%		1.83%		0.89%	(0.10)%	0.84%

Portfolio turnover rate	201%		167%		84%	112%	129%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments held in violation of restrictions.  Excluding this effect, the total return would have been (42.69)%.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.25%, 1.16%, 1.15% and 1.23% for the years ended October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

(6)
Excluding expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.47%, 1.77%, 0.85% and (0.14)% for the years ended October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

FundX Flexible Income Fund
Financial Highlights For a capital share outstanding throughout each year

	Years Ended October 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$28.68	$30.93	$29.46	$28.33	$28.71

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1)	1.07	1.04	1.08	1.23	1.10
Net realized and unrealized gain (loss) on investments	1.65	(2.05)	1.35	0.99	(0.34)
Total from investment operations	2.72	(1.01)	2.43	2.22	0.76

LESS DISTRIBUTIONS:
From net investment income	(1.33)	(0.38)	(0.96)	(1.09)	(1.09)
From net realized gain	–	(0.86)	–	–	(0.06)
Total distributions	(1.33)	(1.24)	(0.96)	(1.09)	(1.15)
Paid-in capital from redemption fees	0.00(2)	0.00(2)	0.00(2)	0.00(2)	0.01
Net asset value, end of year	$30.07	$28.68	$30.93	$29.46	$28.33
Total return	9.86%	(3.39)%	8.43%	8.06%	2.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$166.2	$146.6	$133.2	$70.2	$38.7
RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived/recouped and expenses absorbed	0.97%	0.93%	0.95%	1.09%	1.27%
After fees waived/recouped and expenses absorbed(4)	0.97%	0.94%	0.93%	0.93%	0.99%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS(3):
Before fees waived/recouped and expenses absorbed	3.03%	3.82%	4.33%	4.54%	4.08%
After fees waived/recouped and expenses absorbed(5)	3.03%	3.81%	4.35%	4.70%	4.36%

Portfolio turnover rate	124%	125%	51%	76%	83%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)
Excluding expenses paid indirectly, the ratio of expense to average net assets would have been 0.99%, 0.99%, 0.99% and 0.99% for the years ended October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

(5)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 3.01%, 3.76%, 4.29% and 4.64% for the years ended October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

FundX Conservative Upgrader Fund
Financial Highlights For a capital share outstanding throughout each year

	Years Ended October 31,
	2009	2008	2007	2006	2005

Net asset value, beginning of year	$26.24	$40.09	$35.89	$32.11	$30.06

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.42	0.71	0.55	0.25	0.56
Net realized and unrealized gain (loss) on investments	2.27	(11.00)(2)	5.55	5.28	2.65
Total from investment operations	2.69	(10.29)	6.10	5.53	3.21

LESS DISTRIBUTIONS:
From net investment income	(0.37)	(0.76)	(0.43)	(0.32)	(0.49)
From net realized gain	–	(2.81)	(1.48)	(1.44)	(0.67)
Total distributions	(0.37)	(3.57)	(1.91)	(1.76)	(1.16)
Paid-in capital from redemption fees	0.00(3)	0.01	0.01	0.01	0.00(3)
Net asset value, end of period	$28.56	$26.24	$40.09	$35.89	$32.11
Total return	10.44%	(27.81)%(2)	17.68%	17.82%	10.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$54.4	$61.5	$104.6	$78.3	$43.8
RATIO OF EXPENSES TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.36%	1.29%	1.27%	1.36%	1.48%
After fees absorbed or recouped(5)	1.32%	1.24%	1.25%	1.45%	1.50%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(4):
Before fees waived and expenses absorbed	1.68%	2.10%	1.34%	0.72%	1.59%
After fees absorbed or recouped(6)	1.72%	2.15%	1.36%	0.63%	1.57%

Portfolio turnover rate	137%	156%	101%	111%	107%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments held in violation of restrictions.  Excluding this effect, the total return would have been (27.83)%.

(3)	Amount is less than $0.01.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.36%, 1.29%, 1.30% and 1.50% for the years ended October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

(6)
Excluding expenses paid indirectly, the ratio of net investment income to average net assets would have been 1.68%, 2.10%, 1.30% and 0.58% for the years ended October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

FundX Aggressive Upgrader Fund
Financial Highlights For a capital share outstanding throughout each year

	Years Ended October 31,
	2009		2008	2007	2006	2005

Net asset value, beginning of year	$29.24		$58.51	$44.20	$38.09	$32.60

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1)	0.12		0.84	0.37	(0.04)	0.18
Net realized and unrealized gain (loss) on investments	2.07		(24.84)	15.86	7.67	6.05
Total from investment operations	2.19		(24.00)	16.23	7.63	6.23

LESS DISTRIBUTIONS:
From net investment income	(0.00	)(2)	(0.84)	(0.36)	–	(0.31)
From net realized gain	–		(4.23)	(1.58)	(1.58)	(0.45)
Distribution in excess	–		(0.21)	–	–	–
Total distributions	(0.00	)(2)	(5.28)	(1.94)	(1.58)	(0.76)
Paid-in capital from redemption fees	0.00		0.01	0.02	0.06	0.02
Net asset value, end of year	$31.43		$29.24	$58.51	$44.20	$38.09
Total return	7.49%		(44.63)%	37.99%	20.52%	19.41%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)	$122.6		$157.2	$330.1	$234.8	$70.4
RATIO OF EXPENSES TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	1.33%		1.23%	1.24%	1.28%	1.42%
After fees waived or recouped(4)	1.30%		1.20%	1.20%	1.27%	1.50%
RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS(3):
Before fees waived and expenses absorbed	0.36%		1.76%	0.70%	(0.14)%	0.42%
After fees waived or recouped(5)	0.39%		1.79%	0.74%	(0.13)%	0.34%

Portfolio turnover rate	213%		181%	95%	119%	116%

(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of investment companies in which the Fund invests.
(3)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.33%, 1.23%, 1.24% and 1.31% for the years ended October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

(4)
Excluding expenses paid indirectly, the ratio of net investment (loss) to average net assets would have been 0.36%, 1.76%, 0.70% and (0.18)% for the years ended October 31, 2009, October 31, 2008, October 31, 2007 and October 31, 2006, respectively.

FundX ETF Aggressive Upgrader Fund
Financial Highlights For a capital share outstanding throughout each year/period

	Years Ended October 31,
	2009	2008	Period Ended October 31, 2007*
Net asset value, beginning of year/period	$19.06	$33.59	$25.00

Income from investment operations:
Net investment gain (loss)(1)	0.10	0.30	(0.06)
Net realized and unrealized gain (loss) on investments	1.45	(14.28)	8.65
Total from investment operations	1.55	(13.98)	8.59
Less Distributions:
From net investment income	–	(0.30)	–
From net realized gain	–	(0.09)	–
Distribution in excess	–	(0.16)	–
Total Distributions	–	(0.55)	–
Paid-in capital from redemption fees	–	0.00 (2)	0.00	(2)
Net asset value, end of year/period	$20.61	$19.06	$33.59
Total return	8.13%	(42.24)%	34.36%^

Ratios/Supplemental Data:
Net assets, end of year/period (millions)	$38.1	$43.5	$51.3

Ratio of Expenses to Average Net Assets(3):
Before fees waived and expenses absorbed	1.46%	1.33%	1.79	%+
After fees waived and expenses absorbed	1.46%	1.39%	1.50	%+

Ratio of Net Investment Loss to Average Net Assets(3):
Before fees waived and expenses absorbed	0.51%	0.93%	(0.95	)%+
After fees waived and expenses absorbed	0.51%	0.87%	(0.66	)%+

Portfolio turnover rate	450%	407%	159%^

*	Fund commenced operations on January 31, 2007.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Amount is less than $0.01.
(3)	Does not include expenses of investment companies in which the Fund invests.
^	Not Annualized.
+	Annualized.

FundX ETF Upgrader Fund
Financial Highlights For a capital share outstanding throughout the year/period

	Years Ended October 31,
	2009	2008		Period Ended October 31, 2007*
Net asset value, beginning of year/period	$16.96	$29.67		$25.00

Income from investment operations:
Net investment gain (loss)(1)	0.24	0.36		(0.07)
Net realized and unrealized gain (loss) on investments	0.30	(12.55)		4.74
Net increase from payments by affiliates on the disposal of investments in violation of restrictions	–	0.02		–
Total from investment operations	0.54	(12.17)		4.67
Less Distributions:
From net investment income	(0.08)	(0.36)		–
From net realized gain	–	(0.15)		–
Distribution in excess	–	(0.04)		–
Total Distributions	(0.08)	(0.55)		–
Paid-in capital from redemption fees	–	0.01		–
Net asset value, end of year /period	$17.42	$16.96		$29.67
Total return	3.25%	(41.68	)%(2)	18.68%^

Ratios/Supplemental Data:
Net assets, end of year/period (millions)	$9.6	$13.1		$20.5

Ratio of Expenses to Average Net Assets(3):
Before fees waived and expenses absorbed	2.18%	1.83%		2.07	%+
After fees waived and expenses absorbed	1.50%	1.50%		1.50	%+

Ratio of Net Investment Loss to Average Net Assets(3):
Before fees waived and expenses absorbed	0.89%	1.21%		(1.03	)%+
After fees waived and expenses absorbed	1.57%	1.54%		(0.46	)%+

Portfolio turnover rate	547%	547%		271%^

*	Fund commenced operations on January 31, 2007.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)
Includes advisor reimbursement by affiliates from net realized loss on investments on the disposal of investments held in violation of restrictions.  Excluding this effect, the total return would have been (41.47)%.

(3)	Does not include expenses of investment companies in which the Fund invests.
^	Not Annualized.
+	Annualized.

FundX Tactical Upgrader Fund
Financial Highlights For a capital share outstanding throughout the year/period

	Year Ended October 31, 2009	Period Ended October 31, 2008*
Net asset value, beginning of year/period	$17.52	$25.00

Income from investment operations:
Net investment income	0.13	0.00	(1)
Net realized and unrealized loss on investments	(0.71)	(7.48)
Total from investment operations	(0.58)	(7.48)
Paid-in capital from redemption fees	0.00 (1)	0.00	(1)

less distributions:
From net investment income	(0.09)	–
Total Distributions	(0.09)	–
Net asset value, end of year/period	$16.85	$17.52
Total return	(3.29)%	(29.92)%^

Ratios/Supplemental Data:
Net assets, end of year/period (millions)	$77.9	$80.6

Ratio of expenses to average net assets:
Before expenses absorbed	1.27%	1.24	%+
After expenses absorbed(2)	1.25%	1.24	%+

Ratio of net investment income to average net assets:
Before expenses absorbed	0.70%	0.01	%+
After expenses absorbed(3)	0.72%	0.01	%+
Portfolio turnover rate	1118%	204%^

*     Fund commenced operations February 29, 2008.
(1)  Amount is less than $0.01.
(2)
Excluding expenses paid indirectly, the ratio of expenses to average net assets would have been 1.27% for the year ended October 31, 2009.  No expenses were paid indirectly for the period ended October 31, 2008.

(3)
Excluding expenses paid indirectly, the ratio of net investment income (loss) to average net assets would have been 0.70% for the year ended October 31, 2009.  No expenses were paid indirectly for the period ended October 31, 2008.

^     Not Annualized.
+     Annualized.

FundX Tactical Total Return Fund
Financial Highlights For a capital share outstanding throughout the period

	Period Ended October 31, 2009*
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income	0.06
Net realized and unrealized gain on investments	0.66
Total from investment operations	0.72
Paid-in capital from redemption fees	0.00	(1)
Net asset value, end of period	$25.72
Total return	2.88%^

Ratios/Supplemental Data:
Net assets, end of period (millions)	$7.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	3.94	%+
After fees waived and expenses absorbed	1.50	%+

Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(1.49	)%+
After fees waived and expenses absorbed	0.95	%+
Portfolio turnover rate	109%

*     Fund commenced operations May 29, 2009.
(1)   Amount is less than $0.01.
^     Not Annualized.
+     Annualized.

Privacy Notice

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms,
•	Information you give us orally, and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

This page is not a part of the Prospectus.

                  FundX Upgrader Fund – FUNDX
                  FundX Flexible Income Fund - INCMX
                  FundX Conservative Upgrader Fund - RELAX
                  FundX Aggressive Upgrader Fund - HOTFX
                  FundX ETF Aggressive Upgrader Fund - UNBOX
                  FundX ETF Upgrader Fund - REMIX
                      FundX Tactical Upgrader Fund - TACTX
                  FundX Tactical Total Return Fund - TOTLX

You can find more information about the Funds in the following documents:

•
Statement of Additional Information (“SAI”): The SAI of the Funds provides more detailed information about the investments and techniques of the Fund and certain other additional information.  A current SAI is on file with the SEC and is herein incorporated by reference into this Prospectus.  It is legally a part of the Prospectus.

•
Annual and Semi-Annual Reports: Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to shareholders.  In the Funds’ Annual Report, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You can obtain free copies of these documents, request other information, or make general inquiries about the Funds by contacting the Funds at:

[Name of Fund]
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: (866) 455-FUND [3863]
[www.upgraderfunds.com]

You can review and copy information including the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission, 100 F Street, N.E. Washington, D.C. 20549-1520.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Shareholder Reports and other information about the Funds are also available:

·	Free of charge from the Fund’s website at www.upgraderfunds.com; or

·	Free of charge from the SEC’s EDGAR database on the SEC’s website at http://www.sec.gov.; or

·	For a fee, by writing to the Public Reference Room of the SEC, Washington, DC 20549-1520; or

·	For a fee, by email request at www.publicinfo@sec.gov.

(1940 Act File Number 811-05037)

STATEMENT OF ADDITIONAL INFORMATION
February 28, 2010

FundX Upgrader Fund - FUNDX

FundX Flexible Income Fund - INCMX

FundX Conservative Upgrader Fund - RELAX

FundX Aggressive Upgrader Fund - HOTFX

FundX ETF Aggressive Upgrader Fund - UNBOX

FundX ETF Upgrader Fund - REMIX

FundX Tactical Upgrader Fund - TACTX

FundX Tactical Total Return Fund - TOTLX

235 Montgomery Street, Suite 1049
San Francisco, California 94104
(415) 986-7979

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Prospectus dated February 28, 2010, as may be revised, of the FundX Upgrader Fund (the “Upgrader Fund”), the FundX Flexible Income Fund (“Flexible Income Fund”), the FundX Conservative Upgrader Fund (“Conservative Fund”), the FundX Aggressive Upgrader Fund (“Aggressive Fund”), the FundX ETF Aggressive Upgrader Fund (“ETF Aggressive Fund”), the FundX ETF Upgrader Fund (“ETF Upgrader Fund”), the FundX Tactical Upgrader Fund (“Tactical Fund”) and the FundX Tactical Total Return Fund (“Tactical Total Return Fund”) (each a “Fund,” collectively, the “Funds”), advised by DAL Investment Company, LLC (the “Advisor”), series of Professionally Managed Portfolios (the “Trust”).  A copy of the Funds’ Prospectus is available by calling the number listed above or (866) 455-FUND [3863] or on the Funds’ website at www.upgraderfunds.com.

The Funds’ most recent Annual Report to shareholders is a separate document supplied with this SAI.  The financial statements, accompanying notes and report of independent registered public accounting firm appearing in the Annual Report are incorporated into this SAI by reference to the Funds’ Annual Report dated October 31, 2009 as filed with the Securities and Exchange Commission (“SEC”).

TABLE OF CONTENTS

THE TRUST	3

INVESTMENT POLICIES AND RISKS	4
Other Investment Companies	4
Equity Securities	5
Fixed-Income Securities	7
Foreign Investments and Currencies	7
Leverage through Borrowing	9
Fund Borrowing	9
When-Issued Securities	9
Options and Futures	10
Swap Contracts	14
Securities Lending	16
Short Sales	16
Short-Term Investments	17

INVESTMENT RESTRICTIONS	19

PORTFOLIO TURNOVER	23

PORTFOLIO HOLDINGS INFORMATION	23

TRUSTEES AND EXECUTIVE OFFICERS	25

PROXY VOTING POLICIES AND PROCEDURES	29

THE FUNDS’ INVESTMENT ADVISOR	31

SERVICE PROVIDERS	36
Administrator, Transfer Agent and Fund Accountant	36
Independent Registered Public Accounting Firm and Legal Counsel	37

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE	37

CAPITAL STOCK	39

DETERMINATION OF SHARE PRICE	40

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	40

DISTRIBUTIONS AND TAX INFORMATION	42

THE FUNDS’ DISTRIBUTOR	44

MARKETING AND SUPPORT PAYMENTS	45

FINANCIAL STATEMENTS	45

APPENDIX A	46

APPENDIX B	48

THE TRUST

The Trust is a Massachusetts business trust organized on February 17, 1987, and is registered with the SEC as an open-end management investment company.  Prior to May of 1991, the Trust was known as the Avondale Investment Trust.  The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (the “Board”) to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series.  The Board may from time-to-time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  The Trust consists of various series that represent separate investment portfolios. This SAI relates only to the Funds.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations.  However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust.

The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a Fund’s assets for any shareholder held personally liable for obligations of a Fund or the Trust.  The Declaration of Trust provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund or the Trust and satisfy any judgment thereon.  All such rights are limited to the assets of a Fund.  The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities.  However, the activities of the Trust as an investment company would not likely give rise to liabilities in excess of the Trust’s total assets.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and a Fund itself is unable to meet its obligations.

The FundX Upgrader Fund commenced operations on June 20, 2002 as successor to the FundX Upgrader Fund, a series of the Trust for Investment Managers.  The predecessor FundX Upgrader Fund commenced operations on November 1, 2001.

The FundX Flexible Income Fund commenced operations on July 1, 2002.

The FundX Conservative Upgrader Fund commenced operations on July 1, 2002.

The FundX Aggressive Upgrader Fund commenced operations on July 1, 2002.

The FundX ETF Aggressive Upgrader Fund commenced operations on February 1, 2007.

The FundX ETF Upgrader Fund commenced operations on February 1, 2007.

The FundX Tactical Upgrader Fund commenced operations on February 28, 2008.

The FundX Tactical Total Return Fund commenced operations on May 29, 2009.

The Funds’ Prospectus and this SAI are a part of the Trust’s Registration Statement filed with the SEC.  Copies of the Trust’s complete Registration Statement may be obtained from the SEC upon payment of the prescribed fee or may be accessed free of charge at the SEC’s website at www.sec.gov.

INVESTMENT POLICIES AND RISKS

The following information supplements the discussion of the Funds’ investment policies and risks as set forth in their Prospectus.  Each Fund seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including Exchange-Traded Funds (“ETFs”) (“Underlying Funds”).  The Underlying Funds may use the techniques described below or other techniques not declared herein.  There can be no guarantee that any Fund’s objective will be attained.

Each Fund is diversified (see fundamental investment restriction 7 under “Fundamental Investment Restrictions” in this SAI).  Under applicable federal securities laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security.

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security, either directly or via the Underlying Funds in which a Fund invests, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of a Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with a Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that a Fund would not, or could not, buy.  If this happens, the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Other Investment Companies
Each Fund pursues its investment objective by investing in shares of other open-end investment companies.  As a shareholder of another investment company, a Fund bears, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees, and such fees and other expenses will be borne indirectly by a Fund’s shareholders.  These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.  Each Fund currently intends to limit its investments in Underlying Funds in accordance with the Investment Company Act of 1940, as amended, (the “1940 Act”) or with certain terms and conditions of applicable exemptive orders issued by the SEC and approved by the Board. This prohibition may prevent a Fund from allocating its investment in the manner the Advisor considers optimal.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies.  The acquisition of shares by the Funds in other registered investment companies is therefore subject to the restrictions of Section 12(d)(1) of the 1940 Act and the rules thereunder, except as may be permitted by an exemptive order obtained by the other registered investment companies that permits the Funds to invest in the other registered investment companies beyond the limits of Section 12(d)(1) and the rules thereunder, subject to certain terms and conditions, including that the Funds enter into an agreement with the other registered investment companies regarding the terms of the investment.

Through their investment in shares of the Underlying Funds, the Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Exchange-Traded Funds
The Funds may also invest in ETFs.  ETFs are typically open-end investment companies that are bought and sold on a national securities exchange and seek to replicate the performance, before fees and expenses, of an underlying index of securities.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  Similar to investments in other investment companies discussed above, the Fund’s investments in ETFs will involve duplication of advisory fees and other expenses since the Fund will be investing in another investment company.  In addition, the Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent the Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Fund will invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV.  Investors in the Fund should be aware that ETFs that seek to replicate a particular benchmark index are subject to “tracking risk,” which is the risk that an ETF will not be able to replicate exactly the performance of the index it tracks.

As purchasers of ETF shares on the secondary market,a Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds do not expect to enter into such agreements and therefore will not be able to purchase and redeem their ETF shares directly from the ETF.

Equity Securities
Common stocks, preferred stocks and convertible securities are examples of equity securities in which the Underlying Funds may invest.  The economic crisis that began to unfold in 2007 continues to manifest itself in nearly all areas of the U.S. economy and has caused dramatic volatility in the financial markets, as well as a significant decrease in the value of many financial institutions, including, in general, a decrease in the value of stocks and bonds.  The U.S. government has taken a number of measures to attempt to restore stability to the financial markets and to promote economic recovery.  The measures have included various programs to stimulate economic activity, to reform regulatory oversight, to advance various social goals and to provide relief to businesses and individuals suffering from the effects of the economic crisis.  There is no guarantee that any of these programs or other efforts will be successful and therefore there is no guarantee that the financial markets or stock and bond values will stabilize in the near future.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time. Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

To the extent a Fund invests in the equity securities of small or mid-sized companies, through its investments in Underlying Funds, it will be exposed to the risks of smaller sized companies. Small and mid-sized companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, or services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

Common Stock
Through their investment in shares of Underlying Funds, the Funds may invest in common stocks.  Common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stock
Through their investment in shares of Underlying Funds, the Funds may invest in preferred stock.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  A preferred stock is a blend of the characteristics of a bond and common stock.  It can offer the higher yield of a bond, but does not have the seniority of a bond.  Unlike common stock, a preferred stock’s participation in the issuer’s growth may be limited.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities and Warrants
Through their investment in shares of Underlying Funds, the Funds may invest in convertible securities.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the issuer’s common stock.  However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  In addition to the general risk associated with equity securities discussed above, the market value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

An Underlying Fund may invest in warrants.  A warrant gives the holder the right to purchase, at any time during a specified period, a predetermined number of shares of common stock at a fixed exercise price. Unlike convertible debt securities or preferred stock, warrants do not pay a dividend.  Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach the exercise price (in which event the Underlying Fund will not exercise the warrant and will lose its entire investment therein).

Fixed-Income Securities
Through their investment in shares of the Underlying Funds, the Funds may invest in fixed-income securities which include traditional debt securities issued by corporations, such as bonds and debentures and debt securities that are convertible into common stock and interests.  Fixed-income securities that will be eligible for purchase by an Underlying Fund include investment grade and high-yield corporate debt securities.  Investment grade securities are those rated BBB or better by Standard & Poor’s® (“S&P®”) Ratings Group or Baa or better by Moody’s Investors Services©, Inc. (“Moody’s”) or their equivalent.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  High-yield securities, or “junk bonds,” are rated less than investment grade.

High-yield debt securities generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

The market for high-yield debt securities is generally thinner and less active than that for higher quality securities, which may limit an Underlying Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Ratings of debt securities represent the rating agencies’ opinions regarding the securities’ quality, but are not a guarantee of quality and may be reduced after an Underlying Fund has acquired the security.  If a security’s rating is reduced while it is held by an Underlying Fund, the Underlying Fund’s investment advisor will consider whether the Underlying Fund should continue to hold the security, but is not required to dispose of it.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events.  As a result, an issuer’s current financial conditions may be better or worse than the rating indicates.  The ratings for debt securities are described in Appendix A.

Fixed-income securities with longer maturities generally entail greater risk than those with shorter maturities.

Foreign Investments and Currencies
Through their investment in shares of the Underlying Funds, the Funds may invest in the securities of foreign issuers (“foreign securities”), including in sponsored and unsponsored American Depositary Receipts (“ADRs”).

Investing in foreign securities involves certain risks not ordinarily associated with investments in securities of domestic issuers.  Foreign securities markets have, for the most part, substantially less volume than the U.S. markets and securities of many foreign companies are generally less liquid and their prices more volatile than securities of U.S. companies.  There is generally less government supervision and regulation of foreign exchanges, brokers and issuers than in the U.S.  The rights of investors in certain foreign countries may be more limited than those of shareholders of U.S. issuers and an Underlying Fund may have greater difficulty taking appropriate legal action to enforce its rights in a foreign court than in a U.S. court.  Investing in foreign securities also involves risks associated with government, economic, monetary, and fiscal policies (such as the adoption of protectionist trade measures); possible foreign withholding taxes on dividends and interest payable to an Underlying Fund; possible taxes on trading profits; and inflation, interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Furthermore, there is the risk of possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign government restrictions such as exchange controls.  Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers and as a result, there may be less publicly available information on such foreign issuers than is available from a domestic issuer.

In addition, an Underlying Fund may invest in foreign securities of companies that are located in developing or emerging markets.  Investing in securities of issuers located in emerging markets may pose greater risks not typically associated with investing in more established markets such as increased risk of social, political and economic instability.  Emerging market countries typically have smaller securities markets than developed countries and therefore less liquidity and greater price volatility than more developed markets.  Securities traded in emerging markets may also be subject to risks associated with the lack of modern technology, poor infrastructures, the lack of capital base to expand business operations and the inexperience of financial intermediaries, custodians and transfer agents.  Emerging market countries are also more likely to impose restrictions on the repatriation of an investor’s assets and, even where there is no outright restriction on repatriation, the mechanics of repatriations may delay or impede an Underlying Fund’s ability to obtain possession of its assets.  As a result, there may be an increased risk or price volatility associated with an Underlying Fund’s investments in emerging market countries, which may be magnified by currency fluctuations.

From time to time, an Underlying Fund may invest a significant portion of its assets in the securities of a single country or region.  Substantial investment in a single country or region will subject an Underlying Fund, and therefore the Funds to a greater extent, to the risks associated with investments in that region or country.  An Underlying Fund will also be subject to the risks that its return will be more dependent on the economic performance of that country or region than a fund that is not so concentrated.

Dividends and interest payable on an Underlying Fund’s foreign securities may be subject to foreign withholding tax.  An Underlying Fund may also be subject to foreign taxes on its trading profits.  Some countries may also impose a transfer or stamp duty on certain securities transactions.  The imposition of these taxes will increase the cost to an Underlying Fund of investing in those countries that impose these taxes.  To the extent such taxes are not offset by credits or deductions available to shareholders in a Fund under U.S. tax law, they will reduce the net return to a Fund’s shareholders.

To the extent an Underlying Fund invests in securities denominated in foreign currencies, the Underlying Fund will be subject to the risk that a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Underlying Fund’s assets denominated in that currency.  Investing in foreign denominated securities may also result in transaction costs incurred in connection with conversions between various currencies.  In addition, only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets and securities transactions undertaken in foreign markets may not be settled promptly, subjecting an Underlying Fund to the risk of fluctuating currency exchange rates pending settlement.

Underlying Funds may invest in ADRs.  ADRs represent receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities of foreign issuers.  Although the underlying securities are denominated in a foreign currency, ADR prices are denominated in U.S. dollars although the underlying securities are denominated in a foreign currency.  ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market.  Investments in ADRs involve risks similar to direct investment in the underlying foreign security.  Unsponsored ADRs are organized independently of the issuer of the underlying security and without its cooperation.  Available information about the issuer of the unsponsored ADR may not be current or as readily available as for sponsored ADRs and therefore the prices of unsponsored ADRs may be more volatile than for sponsored ADRs.

Leverage through Borrowing
The Underlying Funds may borrow money for leveraging or other purposes.  Leveraging creates an opportunity for increased net income but, at the same time, creates special risk considerations.  Since substantially all of an Underlying Fund’s assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of the Underlying Fund’s agreement with its lender, the net asset value (“NAV”) per share of the Underlying Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Underlying Fund did not borrow funds.  Leveraging will also create interest expenses for an Underlying Fund which can exceed the income from the assets retained.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest an Underlying Fund will have to pay, such fund’s net income will be greater than if leveraging were not used.  Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of an Underlying Fund will be less than if leveraging were not used and, therefore, the amount available for distribution to stockholders as dividends will be reduced.

In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, an Underlying Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Fund Borrowing
The Funds are authorized to borrow money from time-to-time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed 33 1/3% of the value of a Fund’s total assets at the time of such borrowings.  A Fund will not borrow for investment purposes.  When borrowing, a Fund will be subject to risks similar to those listed above in the section “Leverage Through Borrowing.”

When-Issued Securities
An Underlying Fund may from time-to-time purchase securities on a “when-issued” basis.  The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date.  Normally, the settlement date occurs within one month of the purchase; during the period between purchase and settlement, no payment is made by the Underlying Fund to the issuer and no interest accrues to the Underlying Fund.  To the extent that assets of the Underlying Fund are held in cash pending the settlement of a purchase of securities, the Underlying Fund would earn no income.  At the time an Underlying Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its NAV. The market value of the when-issued securities may be more or less than the purchase price.  The Advisor does not believe that an Underlying Fund’s NAV or income will be adversely affected by the purchase of securities on a when-issued basis.  Underlying Funds normally segregate liquid assets equal in value to commitments for when-issued securities, which reduces, but does not eliminate, leverage because the Underlying Fund will be able to make use of those segregated assets until settlement occurs.

Options and Futures
The Tactical Fund and the Tactical Total Return Fund may invest, at the time of purchase, up to 5% of each Fund’s assets in options, which are a type of derivative and employ specialized trading techniques such as options trading to increase the Fund’s exposure to certain selected securities.  Each Fund may employ these techniques as hedging tools as well as speculatively to enhance returns.  Other than when used for hedging, these techniques may be riskier than many investment strategies and may result in greater volatility for the Funds, particularly in periods of market declines.  As a hedging tool, options may help cushion the impact of market declines, but may reduce a Fund’s participation in a market advance.

Underlying Funds may invest in options on equities, debt and stock indices (collectively, “options”).  Underlying Funds may also invest in futures contracts and options on futures contracts (collectively, “futures”). Underlying Funds may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of its position, to create a synthetic money market position for certain tax-related purposes and to effect closing transactions.

The use of futures and options (collectively, “Financial Instruments”) is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission.  In addition, an Underlying Fund’s ability to use Financial Instruments will be limited by tax considerations.

The use of Financial Instruments involves special considerations and risks which include, but are not limited to, the following:

(1)           Successful use of most Financial Instruments depends upon the investment advisor’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by an investment advisor may still not result in a successful transaction. The investment advisor may be incorrect in its expectations as to the extent of market movements or the time span within which the movements will take place which, thus, may result in the strategy being unsuccessful.

(2)           Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)           As described below, a Fund or an Underlying Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If an Underlying Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the Underlying Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that an Underlying Fund sell a portfolio security at a disadvantageous time.  An Underlying Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to an Underlying Fund.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of an Underlying Fund’s assets to cover or hold in accounts could impede portfolio management or the Underlying Fund’s ability to meet redemption requests or other current obligations.

(4)           Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by an Underlying Fund on options transactions.

Options on Securities and Securities Indices
The Tactical Fund, the Tactical Total Return Fund and Underlying Funds normally will purchase call options in anticipation of an increase in the market value of securities of the type in which it may invest or a positive change in the currency in which such securities are denominated.  The purchase of a call option would entitle a Fund or Underlying Fund, in return for the premium paid, to purchase specified securities or a specified amount of a foreign currency at a specified price during the option period.  A Fund or Underlying Fund normally purchases put options in anticipation of a decrease in the market value of securities of the type in which it may invest or a negative change in the currency in which such securities are denominated.  The purchase of a put option would entitle an Underlying Fund, in return for the premium paid, to sell specified securities or a specified amount of a foreign currency at a specified price during the option period.

A Fund or Underlying Fund may purchase and sell options traded on U.S. and foreign exchanges.  Although a Fund or Underlying Fund will generally purchase only those options for which there appears to be an active secondary market, there can be no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  For some options, no secondary market on an exchange may exist.  In such event, it might not be possible to effect closing transactions in particular options, with the result that a Fund or Underlying Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities.

Secondary markets on an exchange may not exist or may not be liquid for a variety of reasons including: (i) insufficient trading interest in certain options; (ii) restrictions on opening transactions or closing transactions imposed by an exchange; (iii) the imposition of trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances which interrupt normal operations on an exchange; (v) inadequate facilities of an exchange or the Options Clearing Corporation to handle current trading volume at all times; or (vi) discontinuance of option trading (or of a particular class or series of options) in the future by one or more exchanges for economic or other reasons, in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A Fund or Underlying Fund may write (i.e., sell) covered put and call options on securities, securities indices and currencies in which they may invest.  A covered call option involves a Fund o r Underlying Fund giving another party, in return for a premium, the right to buy specified securities owned by a Fund or Underlying Fund at a specified future date and price set at the time of the contract.  A covered call option serves as a partial hedge against a price decline of the underlying security.  However, by writing a covered call option, a Fund or Underlying Fund gives up the opportunity, while the option is in effect, to realize gain from any price increase (above the option exercise price) in the underlying security.  In addition, a Fund or Underlying Fund’s ability to sell the underlying security is limited while the option is in effect unless a Fund or Underlying Fund effects a closing purchase transaction.

The Funds or Underlying Funds may also write covered put options that give the holder of the option the right to sell the underlying security to a Fund or Underlying Fund at the stated exercise price.  A Fund or Underlying Fund will receive a premium for writing a put option, but will be obligated for as long as the option is outstanding to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise.  In order to “cover” put options it has written, a Fund or Underlying Fund will cause its custodian to segregate cash, cash equivalents, U.S. government securities or other liquid equity or debt securities with at least the value of the exercise price of the put options.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the Options Clearing Corporation inadequate, and result in the institution by an exchange of special procedures that may interfere with the timely execution of a Fund or Underlying Fund’s option orders.

Risks Involved in the Sale of Options
Options transactions involve certain risks, including the risks that the Advisor will not forecast interest rate or market movements correctly, that the Fund may be unable at times to close out such positions, or that hedging transactions may not accomplish their purpose because of imperfect market correlations.  The successful use of these strategies depends on the ability of the Advisor to forecast market and interest rate movements correctly.

An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series.  There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position.  As a result, the Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when the Advisor believes it is inadvisable to do so.

Higher than anticipated trading activity or order flow or other unforeseen events might cause The Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict the Fund’s use of options.  The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of the Advisor may be considered such a group.  These position limits may restrict the Fund’s ability to purchase or sell options on particular securities.

Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction.  For that reason, it may be more difficult to close out unlisted options than listed options.  Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by The Options Clearing Corporation.

Government regulations, particularly the requirements for qualification as a “regulated investment company” under the Internal Revenue Code, may also restrict the Fund’s use of options.

Futures and Options on Futures
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time at a specified price.  An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.  Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (contracts traded on the same exchange, on the same underlying security or index, and with the same delivery month).  If an offsetting purchase price is less than the original sale price, an Underlying Fund realizes a capital gain; if it is more, the Underlying Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, an Underlying Fund realizes a capital gain; if it is less, the Underlying Fund realizes a capital loss.  The transaction costs must also be included in these calculations.  Underlying Funds may use futures contracts and related options for bona fide hedging purposes, such as to offset changes in the value of securities held or expected to be acquired or be disposed of or to minimize fluctuations in foreign currencies.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.  No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to their expiration date.

In order to avoid leveraging and related risks, when an Underlying Fund invests in futures contracts, the Underlying Fund will cover positions by depositing an amount of cash or liquid securities equal to the market value of the futures positions held, less margin deposits, in a segregated account and that amount will be marked-to-market on a daily basis.

There are risks associated with these activities, including the following:  (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or lack of correlation between the changes in market value of the securities held and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts and options on futures.

Underlying Funds may buy and sell futures contracts and related options to manage exposure to changing interest rates and securities prices.  Some strategies reduce an Underlying Fund’s exposure to price fluctuations, while others tend to increase market exposure.  Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Underlying Fund’s return.  No price is paid upon entering into futures contracts.  Instead, an Underlying Fund would be required to deposit an amount of cash or U.S. Treasury securities known as “initial margin.”  Subsequent payments, called “variation margin,” to and from the broker, would be made on a daily basis as the value of the future position varies (a process known as “marked to market”).  The margin is in the nature of performance bond or good-faith deposit on a futures contract.  Futures and options on futures are taxable instruments.

Risks Associated with Futures and Futures Options
The use of futures contracts and futures options involves a number of risks.  A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.  There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund securities being hedged.  In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.  The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers.  A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to the reaction of the underlying U.S. Government securities reacted.  To the extent, however, that a municipal bond fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of a Fund’s holdings of municipal securities.  Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets.  The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day.  The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit.  The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions.  For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and that Fund would remain obligated to meet margin requirements until the position is closed.  In addition, many of the contracts discussed above are relatively new instruments without a significant trading history.  As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Swap Contracts
Types of Swaps
Swaps are a specific type of over-the-counter (“OTC”) derivative involving privately negotiated agreements with a trading counter-party.  An Underlying Fund may use (i) long equity swap contracts – where the Underlying Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities; (ii) short equity swap contracts – where the Underlying Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities; and (iii) contracts for differences – equity swaps that contain both a long and short equity component.

Uses
An Underlying Fund may use swaps for (i) traditional hedging purposes – short equity swap contracts used to hedge against an equity risk already present in the Underlying Fund; (ii) anticipatory purchase hedging purposes – where an Underlying Fund anticipates significant cash purchase transactions and enters into long equity swap contracts to obtain market exposure until such a time where direct investment becomes possible or can be made efficiently; (iii) anticipatory redemption hedging purposes – where an Underlying Fund expects significant demand for redemptions; (iv) direct investment – where an Underlying Fund purchases (particularly long equity swap contracts) in place of investing directly in securities; and (v) risk management – where an Underlying Fund uses equity swap contracts to adjust the weight of an Underlying Fund to a level the Underlying Fund’s investment advisor feels is the optimal exposure to individual markets, sectors and equities.

Limitations on Use
There is generally no limit on the use of swaps except to the extent such swaps are subject to the liquidity requirements of an Underlying Fund.

Risks Related to Swaps
Swaps may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indices.  An Underlying Fund can use swaps for many purposes, including hedging and investment gain.  An Underlying Fund may also use swaps as a way to efficiently adjust its exposure to various securities, markets and currencies without having to actually sell current assets and purchase different ones.  The use of swaps involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments.  An Underlying Fund’s investment advisor may also fail to use swaps effectively. For example, such investment advisor may choose to hedge or not to hedge at inopportune times which may adversely affect an Underlying Fund’s performance.

Swaps are subject to a number of risks.  Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that the swap contract will be improperly valued.  Valuation, although based on current market pricing data, is typically done by the counter-party to the swap contract.  If the counter-party to a swap contract does not make timely principal interest or settle payments when due, or otherwise fulfill its obligations, an Underlying Fund could lose money on its investment.

Swaps also involve the risk that changes in the value of the swaps may not correlate perfectly with relevant assets, rates or indices they are designed to hedge or to closely track.  Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that an Underlying Fund may be prevented from selling particular securities at the price at which it values them.  An Underlying Fund is subject to liquidity risk, particularly with respect to the use of swaps.  Also, suitable swaps transactions may not be available in all circumstances, and there can be no assurance that an Underlying Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Illiquid Securities
Typically, an Underlying Fund may invest up to 15% of its net assets in securities that at the time of purchase are illiquid.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days.  Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.

The Investment Company Act of 1940 provides that an Underlying Fund, whose shares are purchased by a Fund, is obliged to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days (unless the SEC has issued other exemptive relief). Thus, shares of an Underlying Fund held by a Fund in excess of 1% of the Underlying Fund’s outstanding securities may be considered not readily marketable securities, that together with other such securities, may not exceed 15% of the Fund’s net assets.  However, because each Fund has elected to reserve the right to pay redemption requests by a distribution of securities from a Fund’s portfolio, instead of in cash, these holdings may be treated as liquid.  In some cases, an Underlying Fund may make a redemption payment to a Fund by distributing securities from its portfolio instead of cash.  Thus, it is possible that such Fund could hold securities distributed by an Underlying Fund until such time as the Advisor determines it is appropriate to dispose of such securities.  Disposing of such securities could cause a Fund to incur additional costs.

Restricted Securities
An Underlying Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act.  These securities are sometimes referred to as private placements.  Although securities which may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” an Underlying Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market.  An Underlying Fund may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  An Underlying Fund’s investment advisor will determine and monitor the liquidity of Rule 144A securities and 4(2) Paper.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Underlying Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements.  The Underlying Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

Securities Lending
An Underlying Fund may lend its portfolio securities in order to generate additional income.  Securities may be loaned to broker-dealers, major banks or other recognized domestic institutional borrowers of securities.  Generally, an Underlying Fund may lend portfolio securities to securities broker-dealers or financial institutions if:  (1) the loan is collateralized in accordance with applicable regulatory requirements including collateralization continuously at no less than 100% by marking to market daily; (2) the loan is subject to termination by the Underlying Fund at any time; (3) the Underlying Fund receives reasonable interest or fee payments on the loan, as well as any dividends, interest, or other distributions on the loaned securities; (4) the Underlying Fund is able to exercise all voting rights with respect to the loaned securities; and (5) the loan will not cause the value of all loaned securities to exceed one-third of the value of the Underlying Fund’s assets.

Short Sales
An Underlying Fund may seek to hedge investments or realize additional gains through short sales.  In a short sale, the Underlying Fund sells a security it does not own, in anticipation of a decline in the market value of the security.  To complete the transaction, an Underlying Fund must borrow the security to make delivery to the buyer.  The Underlying Fund is then obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement.  The price at such time may be more or less than the price at which the security was sold by an Underlying Fund.  An Underlying Fund will incur a loss on a short sale if the price of the security increases between the date of the short sale and the date on which the Underlying Fund replaces the borrowed security.  An Underlying Fund will realize a gain if the security declines in price between those dates.  The amount of any gain will be decreased and the amount of any loss increased by the amount of the premium, dividends, interest or expenses the Underlying Fund may be required to pay in connection with the short sale.

Typically an Underlying Fund will segregate liquid assets, which are marked-to-market daily, equal to the difference between the market value of the securities sold short at the time they were sold short and any assets required to be deposited with the broker in connection with the short sale (not including the proceeds from the short sale).

Short-Term Investments
The Funds and Underlying Funds may invest in any of the following securities and instruments:

Certificates of Deposit, Bankers’ Acceptances and Time Deposits
The Funds and Underlying Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic banks, savings and loan associations or financial institutions, which, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under their investment objective and policies stated above and in its prospectus, the Funds and Underlying Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Commercial Paper and Short-Term Notes
The Funds and Underlying Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by Standard & Poor’s Ratings Group, “Prime-1” or “Prime-2” by Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in Appendix B.

Money Market Mutual Funds
The Funds and Underlying Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure.  Generally, money market funds seek to earn a high rate of income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments, which generally mature within 397 days from the date of purchase.

Repurchase Agreements
The Funds and Underlying Funds may enter into repurchase agreements in order to earn income on available cash or as a defensive investment in which the purchaser (e.g., a Fund) acquires ownership of a U.S. government security (which may be of any maturity), and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which a Fund or an Underlying Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement.  In the event of a bankruptcy or other default of the seller, a Fund or Underlying Fund could experience both delays in liquidating the underlying security and losses in value.  However, each Fund intends to enter into repurchase agreements only with banks with assets of $500 million or more that are insured by the Federal Deposit Insurance Corporation and with the most credit-worthy registered securities dealers, with all such transactions governed by procedures adopted by the Advisor.  The Advisor monitors the creditworthiness of the banks and securities dealers with whom the Funds engage in repurchase transactions.

If the market value of the U.S. government security subject to the repurchase agreement becomes less than the repurchase price (including interest), the Funds or an Underlying Fund will direct the seller of the U.S. government security to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.  It is possible that a Fund or an Underlying Fund might be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Repurchase agreements involve certain risks, such as default by or insolvency of the other party to the agreement.  A Fund or an Underlying Fund’s right to liquidate its collateral in the event of a default could involve certain costs, losses or delays.  To the extent that proceeds from any sale upon default of the obligation to repurchase are less than the repurchase price, a Fund or an Underlying Fund could suffer a loss.

Temporary Investments
When the Advisor believes market or economic conditions are unfavorable for investors, the Advisor may invest up to 100% of a Fund’s net assets in a temporary defensive manner or hold a substantial portion of its net assets in cash, cash equivalents or other short-term investments.  Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, the underlying fund investments in which a Fund normally invests or the U.S. economy.  Temporary defensive investments generally may include U.S. government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, U.S. Treasuries, money market fund shares and other money market equivalents.  The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.

INVESTMENT RESTRICTIONS

The following policies and investment restrictions have been adopted by each Fund and (unless otherwise noted) are fundamental and cannot be changed without the affirmative vote of a majority of a Fund’s outstanding voting securities as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of the Fund’s outstanding shares are represented or (ii) more than 50% of the outstanding shares of a Fund.  These investments restrictions do not impact the Underlying Funds.

The Upgrader Fund, the Flexible Income Fund, the Conservative Fund and the Aggressive Fund may not:

1.           Make loans to others, except to the extent a repurchase agreement is deemed to be a loan.

2.           (a) Borrow money, except  for  temporary  or  emergency  purposes.  Any such borrowing will be made only if, immediately thereafter, there is asset coverage of at least 300% of all borrowings.

(b) Mortgage, pledge or hypothecate up to 1/3 of its assets except in connection with any such borrowings.

3.           Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account or underwrite securities.  (This does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities).

4.           Purchase or sell real estate, commodities or commodity contracts.

5.           With respect to the Upgrader Fund and the Flexible Income Fund, invest more than 25% of its total assets in the securities of any specific industry (other than investment companies). The Aggressive Fund and the Conservative Fund may concentrate their investments in any one industry or sector if, as a result, no more than 70% and 50%, respectively, of each Fund’s assets will be invested in such industry or sector.

6.           Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into repurchase transactions.

7.           With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

The Upgrader Fund, the Flexible Income Fund, the Conservative Fund and the Aggressive Fund observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  Each Fund may not:

1.           Invest in any issuer for purposes of exercising control or management.

2.           Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

3.           With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

Except with respect to borrowing, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

The ETF Aggressive Upgrader Fund and the ETF Upgrader Fund may not:

1.           Make loans to others, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Fund.

2.           (a) Borrow money or issue senior securities, except  to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by a Fund.

(b) Mortgage, pledge or hypothecate any of a Fund’s assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.

3.           Purchase securities on margin, participate on a joint or joint and several basis in any securities trading account or underwrite securities.  (Does not preclude a Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities.)

4.           Purchase or sell commodities or commodity contracts.

5.           Purchase or sell real estate; however, a Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interest therein, including real estate investment trusts.

6.           With respect to each Fund, invest more than 25% of its net assets in any one industry or group of industries, except that the Funds will invest more than 25% of their net assets in other investment companies, including exchange-traded funds.

7.           With respect to 75% of a Fund’s total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

As an example, and without limiting the generality of the above restrictions, pursuant to Investment Restriction No. 1 above, a fund is permitted under the Investment Company Act to lend its portfolio securities from time to time under certain conditions and to engage in certain securities lending programs pursuant to certain exemptive orders and interpretative positions issued by the SEC.  While the Funds do not currently intend to lend their securities, they are not prohibited from doing so if these conditions are met.  As another example, pursuant to Investment Restriction No. 2 above, under the Investment Company Act, the Funds are permitted to borrow from banks in an amount up to 33 1/3% of each Fund’s total assets and engage in certain transactions which may constitute the issuance of senior securities under the Act (such as futures contracts and reverse repurchase agreements) if certain conditions are meet.  The Funds’ use of these techniques are described in the Funds’ Prospectus and in this SAI.

The ETF Aggressive Upgrader Fund and the ETF Upgrader Fund observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  Each Fund may not:

1.           Invest in any issuer for purposes of exercising control or management.

2.           Invest, more than 15% of a Fund’s net assets, taken at the time of investment in illiquid securities.

3.           With respect to fundamental investment restriction 2 above, a Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

4.           Each Fund will not invest in any Underlying Fund if, as a result of such investment, the securities held by the Underlying Fund and the securities held by all other Underlying Funds in the Fund’s portfolio, would cause the Fund to become concentrated (more 25% of its net assets) in any one industry or group of industries.

Except with respect to borrowing, if a percentage restriction described in the Prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.  If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

The Tactical Fund and the Tactical Total Return Fund may not:

1.           Make loans to others, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

2.           (a) Purchase securities on margin, borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

(b) Mortgage, pledge or hypothecate any of its assets except in connection with any such borrowings and only with respect to 33 1/3% of its assets.  Initial or variation for futures contracts will be deemed to be pledges of the Fund’s assets

3.           Act as an underwriter of securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 as amended, in disposing of a portfolio security.

4.           Purchase commodities or commodity contracts (other than futures contracts).

5.           Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.  This limitation shall not prevent the Fund from investing in securities or other instruments back by real estate or securities issued by an company engaged in the real estate business.

6.           Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry or group of related industries (other than investment companies).  This restriction does not apply to investments in the securities of the U.S. government, its agencies or instrumentalities.

7.           With respect to 75% of its total assets, invest more than 5% of its total assets in securities of a single issuer or hold more than 10% of the voting securities of such issuer.  (Does not apply to investment in the securities of the U.S. government, its agencies or instrumentalities or securities of other investment companies.)

The Tactical Fund and the Tactical Total Return Fund observe the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  The Funds may not:

1.           Invest in any issuer for purposes of exercising control or management.

2.           Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

3.           With respect to fundamental investment restriction 2(a) above, the Fund will not purchase portfolio securities while outstanding borrowings exceed 5% of its assets.

4.           Each Fund will not invest in any Underlying Fund if, as a result of such investment, the securities held by the Underlying Fund and the securities held by all other Underlying Funds in the Fund’s portfolio, would cause the Fund to become concentrated (more 25% of its net assets) in any one industry or group of industries.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in the percentage or rating resulting from any cause other than actions by the Fund will not be considered a violation of the Fund’s investment restrictions. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to transactions costs and may result in a greater number of taxable transactions.  See “Execution of Portfolio Transactions and Brokerage.”

For the fiscal years ended October 31, the Funds had the following portfolio turnover rates:

	Portfolio Turnover Rate
Fund	2009	2008
Upgrader Fund	201%	167%
Flexible Income Fund	124%	125%
Conservative Fund	137%	156%
Aggressive Fund	213%	181%
ETF Aggressive Fund	450%	407%
ETF Upgrader Fund	547%	547%
Tactical Fund	1118%(2)	204%
Tactical Total Return Fund	109%	N/A(1)

(1)The Tactical Total Return Fund commenced operations on May 29, 2009.
(2)The Tactical Fund experienced significant portfolio turnover from the 2008 fiscal year to the 2009 fiscal year due to the volatility in the market triggering additional buy/sell requirements from the Tactical Model.

PORTFOLIO HOLDINGS INFORMATION

The Trust, on behalf of the Funds, has adopted a portfolio holdings disclosure policy that governs the timing and circumstances of disclosure of portfolio holdings of the Funds.  The policy was developed in consultation with the Advisor and has been adopted by the Advisor.  Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with this policy.  The Board considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the policy and the actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Adviser, principal underwriter or any other affiliated person of the Funds.  After due consideration, the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in the policy including, mutual fund rating or statistical agencies or persons performing similar functions, and internal parties involved in the investment process, administration or custody of the Funds.  Pursuant to this policy, the Trust’s Chief Compliance Officer (“CCO”), President and Treasurer are each authorized to consider and authorize dissemination of portfolio holdings information to additional third parties, after considering the best interests of the shareholders and potential conflicts of interest in making such disclosures.

The Board exercises continuing oversight of the disclosure of the Funds’ portfolio holdings by (1) overseeing the implementation and enforcement of the policy, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to this policy.  The Board reserves the right to amend the policy at any time without prior notice in its sole discretion.

Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each period covered by the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, the Funds disclose their complete portfolio holding on the Funds’ website at www.upgraderfunds.com under the hotlink of each Fund’s ticker symbol within five business days of each month-end.  Portfolio holdings information posted on the Funds’ website may be separately provided to any person, commencing on the day after it is first published on the Funds’ website.  In addition, the Funds may provide their complete portfolio holdings at the same time such information is filed with the SEC.
In the event of a conflict between the interests of the Funds and the interests of Advisor or an affiliated person of the Advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination as to how to resolve such conflict in the best interests of the Funds, and shall report such determination to the Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Funds to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Funds, are required to maintain the confidentiality of the information disclosed including, a duty not to trade on non-public information:  fund administrator, fund accountant, custodian, transfer agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities) and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third-parties, including mutual fund ratings or statistical agencies, in accordance with the policy, when the Funds have a legitimate business purpose and the third party recipient is subject to a confidentiality agreement that includes a duty not to trade on non-public information.

In no event shall the Advisor, its affiliates or employees, the Funds, or any other party enter into any arrangement to receive any direct or indirect compensation in connection with the disclosure of information about the Funds’ portfolio holdings.

There is no assurance that the Funds’ policies will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

From time to time, the Advisor may make additional disclosure of the Funds’ portfolio holdings on the Funds’ website.  Shareholders can access the Funds’ website at www.upgraderfunds.com for additional information about the Fund, including, without limitation, the periodic disclosure of its portfolio holdings.

Because the Funds make investments in Underlying Funds, (which are themselves generally required to have portfolio holdings disclosure policies and procedures), but do not maintain criteria for determining whether the Underlying Funds have adequate policies in place with respect to disclosure of portfolio holdings, the performance of the Underlying Funds, and therefore the Funds, may be affected by the improper use or control of portfolio holdings information by the Underlying Funds.

TRUSTEES AND EXECUTIVE OFFICERS

The Board is responsible for overall management, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, terms of office with the Trust and length of time served, their principal occupation for the past five years and other directorships held are set forth in the table below.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Independent Trustees of the Trust
Dorothy A. Berry (born 1943) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Chairman and Trustee	Indefinite Term Since May 1991.	President, Talon Industries, Inc. (administrative, management and business consulting); formerly, Executive Vice President and Chief Operating Officer, Integrated Asset Management (investment adviser and manager) and formerly, President, Value Line, Inc. (investment advisory and financial publishing firm).	8	Trustee, Allegiant Funds.
Wallace L. Cook (born 1939) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Investment Consultant; formerly, Chief Executive Officer, Rockefeller Trust Co., (prior thereto Senior Vice President), and Managing Director, Rockefeller & Co. (Investment Manager and Financial Advisor); formerly, Senior Vice President, Norton Simon, Inc.	8	The Dana Foundation; The University of Virginia Law School Foundation.
Carl A. Froebel (born 1938) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Owner, Golf Adventures, LLC, (Vacation Services); formerly, President and Founder, National Investor Data Services, Inc. (investment related computer software).	8	None.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Steven J. Paggioli (born 1950) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Trustee	Indefinite Term Since May 1991.	Consultant, since July 2001; formerly, Executive Vice President, Investment Company Administration, LLC (“ICA”) (mutual fund administrator).	8	Independent Trustee, The Managers Funds; Trustee, Managers AMG Funds; Advisory Board Member, Sustainable Growth Advisers, LP; Independent Director, Chase Investment Counsel
Officers of the Trust
Robert M. Slotky (born 1947) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	President Chief Compliance Officer Anti-Money Laundering Officer	Indefinite Term Since August 2002. Indefinite Term; Since September 2004. Indefinite Term; Since December 2005.	Senior Vice President, U.S. Bancorp Fund Services, LLC, since July 2001.	Not Applicable	Not Applicable.
Eric W. Falkeis (born 1973) c/o USBFS 615 East Michigan St. Milwaukee, WI 53202	Executive Vice President	Indefinite Term; Since November 2009.	Senior Vice President, USBFS since September 2007; Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services, LLC since 1997.	Not Applicable	Not Applicable.
Patrick J. Rudnick (born 1973) c/o USBFS 615 East Michigan St. Milwaukee, WI 53202	Treasurer	Indefinite Term; Since November 2009.	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	Not Applicable.	Not Applicable.

Name, Address and Age	Position with the Trust(1)	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex(2) Overseen by Trustees	Other Directorships Held
Elaine E. Richards (born 1968) c/o USBFS 2020 E. Financial Way Suite 100 Glendora, CA 91741	Secretary	Indefinite Term; Since February 2008.
Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC, since July 2007; formerly, Vice President and Senior Counsel, Wells Fargo Funds Management, LLC (2004-2007); formerly, Vice President and Legal Compliance Officer, U.S. Bancorp Fund Services, LLC (1998-2004).
				Not Applicable	Not Applicable
(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).

(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

Trust Committees
The Trust has four standing committees: the Nominating Committee, the Audit Committee, which also serves as the Qualified Legal Compliance Committee (“QLCC”), and the Valuation Committee.

The Nominating Committee, comprised of all the Independent Trustees, is responsible for seeking and reviewing candidates for consideration as nominees for Trustees and meets only as necessary.  The Nominating Committee will consider nominees nominated by shareholders.  Recommendations for consideration by shareholders should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to, and received by, the President of the Trust at the principal executive offices of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee did not meet during the Funds’ last fiscal year with respect to the Funds.

The Audit Committee is comprised of all of the Independent Trustees.  The Audit Committee typically meets on a quarterly basis with respect to each series of the Trust and may meet more frequently.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or a Fund’s financial statements and to ensure the integrity of a Fund’s pricing and financial reporting.  The Audit Committee met once during the Funds’ last fiscal year with respect to the Funds.

The function of the QLCC is to receive reports from an attorney retained by the Trust of evidence of a material violation by the Trust or by any officer, director, employee or agent of the Trust.  The QLCC did not meet during the Funds’ last fiscal year with respect to the Funds.

The Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Independent Trustees and the Trust’s Treasurer or an Assistant Treasurer.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee, and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee met four times during the Funds’ last fiscal year with respect to the Funds.

Trustee Ownership of Fund Shares and Other Interests
The following table shows the amount of shares in each Fund and the amount of shares in other portfolios of the Trust owned by the Trustees as of the calendar year ended December 31, 2009.

Amount Invested Key
A.	$0
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	over $100,000

Dollar Range of Fund Shares Owned
Name	Upgrader Fund	Flexible Income Fund	Conservative Fund	Aggressive Fund	ETF Aggressive Fund	ETF Upgrader Fund	Tactical Fund	Tactical Total Return Fund	Aggregate Dollar Range of Fund Shares in the Trust

Dorothy A. Berry	A.	A.	A.	A.	A.	A.	A.	A.	C.
Wallace L. Cook	B.	A.	A.	A.	A.	A.	A.	A.	E.
Carl A. Froebel	A.	A.	A.	A.	A.	A.	A.	A.	C.
Steven J. Paggioli	C.	A.	A.	A.	A.	A.	A.	A.	D.

Furthermore, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Funds’ principal underwriter, or any of their affiliates.  Accordingly, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate family, have had direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Funds’ principal underwriter or any of its affiliates.

Compensation
Independent Trustees each receive an annual retainer of $40,000 allocated among each of the various portfolios comprising the Trust. The Chairman of the Board receives an additional annual retainer of $8,000 also allocated among each of the various portfolios comprising the Trust.  Independent Trustees receive additional fees from applicable portfolios for any special meetings at rates assessed by the Trustees depending on the length of the meeting and whether in-person attendance is required.  Independent Trustees are also reimbursed for expenses in connection with each Board meeting attended, which reimbursement is allocated among applicable portfolios of the Trust.  The Trust has no pension or retirement plan.  No other entity affiliated with the Trust pays any compensation to the Trustees.  Set forth below is the rate of compensation received by the following Independent Trustees from each Fund for the fiscal year ended October 31, 2009.

	Aggregate Compensation From the FundX
Name of Person/Position	Upgrader Fund	Flexible Income Fund	Conservative Fund	Aggressive Fund	ETF Aggressive Fund	ETF Upgrader Fund	Tactical Fund	Tactical Total Return Fund	Total Compensation from the Funds and Fund Complex(1) Paid to Trustees
Dorothy A. Berry, Trustee	$4,933	$2,554	$1,735	$2,482	$1,616	$1,319	$2,044	$450	$17,133
Wallace L. Cook, Trustee	$4,105	$2,124	$1,431	$2,065	$1,344	$1,098	$1,700	$375	$14,242
Carl A. Froebel, Trustee	$4,105	$2,124	$1,431	$2,065	$1,344	$1,098	$1,700	$375	$14,242
Steve J. Paggioli, Trustee	$4,105	$2,124	$1,431	$2,065	$1,344	$1,098	$1,700	$375	$14,242
(1)
There are currently numerous unaffiliated portfolios comprising the Trust.  The term “Fund Complex” applies only to the Funds.  For the fiscal year ended October 31, 2009, Trustees’ fees and expenses in the amount of $168,000 were allocated to the Trust.

The Trust, the Advisor and the principal underwriter have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, personnel of the Advisor and the principal underwriter to invest in securities that may be purchased or held by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Funds which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight.  The Policies require that the Advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Policies also require the Advisor to present to the Board, at least annually, the Advisor’s proxy policies and a record of each proxy voted by the Advisor on behalf of the Funds, including a report on the resolution of all proxies identified by the Advisor as involving a conflict of interest.

The Advisor has also adopted a proxy voting policy (the “Advisor’s Policy”) that underscores the Advisor’s concern that all proxy voting decisions be made in the best interests of the Funds’ shareholders.  The Advisor’s Policy dictates that its Proxy Committee vote proxies in a manner that will further the economic value of each investment for the expected holding period.  Each vote cast by the Proxy Committee on behalf of a Fund is done on a case-by-case basis, taking into account all relevant factors.  The Proxy Committee does utilize specific voting positions for substantive proxy issues, but these only serve as guidelines and are subject to change upon review.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Funds’ interests, the Advisor will resolve such conflict in the best interests of the Funds’ shareholders.  Typically, the Advisor will (1) disclose the conflict and obtain the clients consent before voting; (2) vote in accordance with a pre-determined policy based upon the independent analysis and recommendation of a voting agent; or (c) make other voting arrangements consistent with pursuing the best interests of the Funds’ shareholders.

The Trust is required to file Form N-PX, with the Funds’ complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year.  Form N-PX for the Funds is available without charge, upon request, by calling toll-free (866) 455-FUND [3863] and on the SEC’s website at www.sec.gov.

Control Persons, Principal Shareholders, and Management Ownership
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  As of February 9, 2010, the Trustees and Officers of the Trust as a group did not own more than 1% of the outstanding shares of any Fund.  As of February 9, 2010, the following shareholders were considered to be either a control person or principal shareholder of each Fund:
Upgrader Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104-4151	37.11%	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	27.91%	Record
Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	10.15%	Record

Flexible Income Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104-4151	61.30%	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	17.59%	Record
Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	6.56%	Record

Conservative Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104-4151	48.86%	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	25.42%	Record
Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	7.80%	Record

Aggressive Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104-4151	39.44%	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	25.30%	Record
Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	9.65%	Record

ETF Aggressive Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104-4151	38.47%	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	28.15%	Record
Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	7.72%	Record
Millennium Trust Company LLC 820 Jorie Blvd Suite 420 Oak Brook, IL 60523-2284	5.65%	Record

ETF Upgrader Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104-4151	55.14%	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	25.78%	Record
Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	10.19%	Record

Tactical Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104-4151	77.90%	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	14.23%	Record

Tactical Total Return Fund

Name and Address	% Ownership	Type of Ownership
Charles Schwab & Co. 101 Montgomery St. San Francisco, CA 94104-4151	54.04%	Record
Ameritrade Inc. P.O. Box 2226 Omaha, NE 68103-2226	19.95%	Record
National Financial Services, LLC 200 Liberty St. New York, NY 10281-1003	5.40%	Record

THE FUNDS’ INVESTMENT ADVISOR

DAL Investment Company, LLC, is located at 235 Montgomery Street, Suite 1049, San Francisco, California 94104, and acts as investment advisor to the Funds pursuant to an Investment Advisory Agreement (the “Advisory Agreement”) with the Trust.  The Advisor is controlled by Janet Brown.  Ms. Brown is President of the Advisor and a portfolio manager of each Fund.

As compensation, the Funds each pay the Advisor a monthly management fee (accrued daily) based on each Fund’s average daily net assets at the annual rates as shown in the table below:

Annual Advisory Fee
FundX Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.
FundX Flexible Income Fund	0.70%
FundX Conservative Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.
FundX Aggressive Upgrader Fund	1.00% on assets up to $500 million, 0.90% on assets between $500 million and $750 million, 0.80% on assets between $750 million and $1 billion, and 0.70% on assets over $1 billion.
FundX ETF Aggressive Upgrader Fund	1.00%

Annual Advisory Fee
FundX ETF Upgrader Fund	1.00%
FundX Tactical Upgrader Fund	1.00%
FundX Tactical Total Return Fund	1.00%

For the fiscal years ended October 31, the Funds paid the following fees to the Advisor:

Upgrader Fund
	2009	2008	2007
Fees Accrued	$3,748,002	$7,426,575	$7,518,684
Fees (Waived)/Recouped	$0	$0	$0
Net Advisory Fee Paid	$3,748,002	$7,426,575	$7,518,684

Flexible Income Fund
	2009	2008	2007
Fees Accrued	$1,051,379	$1,064,186	$814,967
Fees (Waived)/Recouped	$34,389	$85,310	$48,451
Net Advisory Fee Paid	$1,085,768	$1,149,496	$863,418

Conservative Fund
	2009	2008	2007
Fees Accrued	$541,098	$858,890	$949,484
Fees (Waived)/Recouped	$0	$0	$31,778
Net Advisory Fee Paid	$541,098	$858,890	$981,262

Aggressive Fund
	2009	2008	2007
Fees Accrued	$1,255,576	$2,677,504	$2,657,808
Fees (Waived)/Recouped	$0	$0	$0
Net Advisory Fee Paid	$1,255,576	$2,677,504	$2,657,808

ETF Aggressive Fund
	2009	2008	2007
Fees Accrued	$377,897	$653,238	$136,805
Fees (Waived)/Recouped	$0	$40,841	$(40,841)
Net Advisory Fee Paid	$377,897	$694,079	$95,964

ETF Upgrader Fund
	2009	2008	2007
Fees Accrued	$98,936	$158,661	$102,825
Fees (Waived)/Recouped	$(67,480)	$(52,975)	$(58,764)
Net Advisory Fee Paid	$31,456	$105,686	$44,061

Tactical Fund
	2009	2008	2007(1)
Fees Accrued	$839,065	$663,561	N/A
Fees (Waived)/Recouped	$0	$0	N/A
Net Advisory Fee Paid	$839,065	$663,561	N/A
(1) The Tactical Fund commenced operations on February 28, 2008.

Tactical Total Return Fund
	2009	2008(1)	2007(1)
Fees Accrued	$18,177	N/A	N/A
Fees (Waived)/Recouped	$(18,177)(2)	N/A	N/A
Net Advisory Fee Paid	$0	N/A	N/A
(1) The Tactical Total Return Fund commenced operations on May 29, 2009.
(2) The Advisor waived fees and paid Fund expenses in a total amount of $44,340 for 2009.

The Advisory Agreement continues in effect for successive annual periods so long as such continuation is approved at least annually by the vote of (1) the Board (or a majority of the outstanding shares of the applicable Fund); and (2) a majority of the Trustees who are not interested persons of any party to an Advisory Agreement, in each case cast in person at a meeting called for the purpose of voting on such approval.  The Advisory Agreement may be terminated at any time, without penalty, by either party to the Advisory Agreement upon a 60-day written notice and is automatically terminated in the event of its “assignment,” as defined in the 1940 Act.  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

The Advisor has contractually agreed to reduce its fees and/or pay expenses of each Fund to ensure that Total Annual Fund Operating Expenses After Expense Reduction/Reimbursement will not exceed a certain Expense Cap.  For each of the Funds, except for the Flexible Income Fund, the Expense Cap is 1.50% of the average daily net assets.  For the Flexible Income Fund, the Expense Cap is 0.99% of the average daily net assets.  The Expense Cap excludes Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses.  The Expense Cap will remain in effect for at least the one year period shown in the Example contained in the Prospectus and may continue for an indefinite period thereafter, as determined by the Board.  The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years.  Any such reimbursement is subject to the Board’s review and approval.  This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.  Any application or waiver of management fees or payment of a Fund’s expenses by the Advisor will be applied or credited to all shareholders of such Fund on a pro rata basis.

Portfolio Managers
The Funds are managed by an investment committee consisting of Ms. Janet Brown, and Messrs. Jason Browne, Bernard Burke, Martin DeVault and Sean McKeon, whom are all considered “Portfolio Managers”.

The information below represents all of the other accounts managed by the investment committee as of October 31, 2009:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	284	$387 Million	0	$0

The Advisor performs investment management services for various clients with investment objectives and strategies substantially similar to the Funds, which may create certain conflicts of interest in connection with the allocation and timing of investment opportunities among the Funds and the Portfolio Managers’ other advised accounts.  The Advisor may give advice and take action with respect to its other clients and/or funds that may differ from advice given or the timing or nature of action taken with respect to the Funds.  The Advisor will have no obligation to purchase or sell for the Funds, or to recommend for purchase or sale by the Funds, any security that the Advisor, its principals, its affiliates or its employees may purchase for themselves or for other clients and/or funds at the same time or the same price.  Where the Advisor buys or sells the same security for two or more clients, it may place concurrent orders with a single broker, to be executed together as a single “block” in order to facilitate orderly and efficient execution.

Each Portfolio Manager’s compensation is comprised of a fixed salary plus a bonus. The salaries are set by industry standards and bonuses are based on a combination of the success of the Advisor and the Portfolio Managers’ contribution to the Advisor.  Neither salaries nor bonuses are based on Fund performance or assets. The Portfolio Managers do not receive any deferred compensation, but they do participate in a 401(k) retirement plan, have an ownership interest in the Advisor and receive income distributions based on their percentage ownership in the Advisor.

The following indicates the beneficial ownership of each Portfolio Manager of each Fund as of October 31, 2009:

                                                                                  Amount Invested Key
A.	None
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	$100,001-$500,000
F.	$500,001-$1,000,000
G.	Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in the each Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000-$500,001-$1,000,000, Over $1,000,000)
	Upgrader Fund	Flexible Income Fund	Conservative Fund	Aggressive Fund	ETF Aggressive Fund	ETF Upgrader Fund	Tactical Fund	Tactical Total Return Fund
Janet Brown	G.	F.	E.	F.	D.	A.	E.	D.
Jason Browne	A.	A.	A.	A.	C.	A.	E.	A.
Bernard Burke	A.	A.	D.	A.	C.	A.	A.	A.
Martin DeVault	D.	C.	C.	C.	D.	C.	C.	A.
Sean McKeon	E.	C.	B.	C.	E.	D.	D.	A.

SERVICE PROVIDERS

Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement (the “Administration Agreement”), U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as administrator for the Funds.  USBFS provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations, excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, USBFS does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

Pursuant to the Administration Agreement, as compensation for its services, USBFS receives from the Fund Complex a fee based on the aggregate current average daily net assets of 0.10% on assets up to $150 million, 0.05% on assets between $150 million and $350 million, 0.04% on assets between $350 million and $500 million and 0.03% on the remaining balance with a minimum fee of $30,000 for the FundX Upgrader Fund and $15,000 for each remaining series in the Fund Complex.  USBFS also is entitled to certain out-of-pocket expenses.  USBFS also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements.  Additionally, the transfer agent provides Chief Compliance Officer services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Fund by the Board of Trustees.

The table below shows the amount of administration fees paid by the Funds to USBFS for the fiscal years ended October 31.

Administration Fee Paid
	2009	2008	2007
Upgrader Fund	$206,595	$355,450	$370,323
Flexible Income Fund	$83,298	$75,316	$55,204
Conservative Fund	$30,013	$41,517	$44,996
Aggressive Fund	$69,602	$127,300	$125,660
ETF Aggressive Fund	$20,504	$30,790	$11,401
ETF Upgrader Fund	$15,126	$15,003	$11,241
Tactical Fund	$46,610	$31,683	N/A(1)
Tactical Total Return Fund	$5,856	N/A(2)	N/A(2)
                   (1) The Tactical Fund commenced operations on February 28, 2008.
                   (2) The Tactical Total Return Fund commenced operations on May 29, 2009.

Custodian
U.S. Bank, National Association is the custodian of the assets of the Funds (the “Custodian”) pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides for fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  The transfer agent, the Custodian, and the Funds’ principal underwriter are affiliated entities under the common control of U.S. Bancorp.  The Custodian and its affiliates may participate in revenue sharing arrangements with the service providers of mutual funds in which the Fund may invest.

Independent Registered Public Accounting Firm and Legal Counsel
Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, is the independent registered public accounting firm for the Funds.

Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, New York, 10022 serves as legal counsel to the Funds.

EXECUTION OF PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement, the Advisor determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Advisor, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price.  If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor will seek best execution.  The full range and quality of services available will be considered in making this determination, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors.  In those instances where it is reasonably determined that more than one broker-dealer can offer the best execution, the Advisor considers such information, which is in addition to and not in lieu of the services required to be performed by its under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by the Financial Industry Regulatory Authority (“FINRA”) and the SEC.

While it is the Advisor’s general policy to seek best execution in selecting a broker-dealer to execute portfolio transactions for the Funds, in accordance with Section 28(e) of the Securities and Exchange Act of 1934, when it is determined that more than one broker-dealer can deliver best execution weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Advisor, even if the specific services are not directly useful to a Fund and may be useful to the Advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, a Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  Additionally, in accordance with procedures adopted by the Trust, the Advisor may direct transactions to a broker-dealer with which it has an affiliation.

Investment decisions for each Fund are made independently from those of other client accounts managed or advised by the Advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts.  In such event, the position of a Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as a Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned.  In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for such Fund.

The Funds do not effect securities transactions through brokers in accordance with any formula, nor do they direct securities transactions to brokers in exchange for selling shares of the Funds.  However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

For the fiscal years ended October 31, the Funds paid the following in brokerage commissions:

Upgrader Fund
	2009	2008	2007
Brokerage Fees Paid	$317,511	$347,696	$250,610

Flexible Income Fund
	2009	2008	2007
Brokerage Fees Paid	$34,492	$11,793	$0

Conservative Fund
	2009	2008	2007
Brokerage Fees Paid	$16,291	$14,314	$21,318

Aggressive Fund
	2009	2008	2007
Brokerage Fees Paid	$142,761	$183,027	$129,903

ETF Aggressive Fund
	2009	2008	2007
Brokerage Fees Paid	$174,507	$160,599	$43,919

ETF Upgrader Fund
	2009	2008	2007
Brokerage Fees Paid	$42,023	$52,046	$33,064

Tactical Fund
	2009	2008	2007
Brokerage Fees Paid	$446,300	$104,298	N/A(1)
          (1) The Tactical Fund commenced operations on February 28, 2008.

Tactical Total Return Fund
	2009	2008	2007
Brokerage Fees Paid	$5,867	N/A(2)	N/A(2)
           (2) The Tactical Total Return Fund commenced operations on May 29, 2009.

CAPITAL STOCK

Shares issued by the Funds have no preemptive, conversion, or subscription rights.  Shares issued and sold by the Funds are deemed to be validly issued, fully paid and non-assessable by the Trust.  Shareholders have equal and exclusive rights as to dividends and distributions as declared by a Fund and to the net assets of the Fund upon liquidation or dissolution.  Each Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees).  Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees.  While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Board in its discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust, for the purpose of electing or removing Trustees.

DETERMINATION OF SHARE PRICE

The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time), each day the NYSE is open for trading.  The NYSE annually announces the days on which it will not be open for trading.  It is expected that the NYSE will not be open for trading on the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; 3) price quotations from an approved pricing service, and 4) other factors as necessary to determine a fair value under certain circumstances.

The assets of the Funds consist primarily of shares of Underlying Funds, which are valued at their respective NAVs.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price.  Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith under procedures approved by or under the direction of the Board.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  In order to reflect their fair value, short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund.

The securities in a Fund’s portfolio, including ADRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.  Securities that are traded on more than one exchange are valued on the exchange on which the security is primarily traded.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The information provided below supplements the information contained in the Funds’ Prospectus regarding the purchase and redemption of Fund shares.

How to Buy Shares
In addition to purchasing shares directly from the Funds, you may purchase shares of the Funds through certain financial intermediaries and their agents that have made arrangements with the Fund and are authorized to buy and sell shares of the Fund (collectively, “Financial Intermediaries”).  Investors should contact these agents directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. If you transmit orders to these Financial Intermediaries before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at a Fund’s NAV next computed after it is received by the Financial Intermediary.  Investors should check with their Financial Intermediary to determine if it is subject to these arrangements.

The public offering price of Fund shares is its NAV.  Shares are purchased at the public offering price next determined after the transfer agent receives your order in proper form as discussed in the Fund’s Prospectus.  In order to receive that day’s public offering price, the transfer agent must receive your order in proper form before the close of regular trading on the NYSE, generally 4:00 p.m., Eastern time.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds’ shares; (ii) to reject purchase orders in whole or in part when, in the judgment of the Advisor, such rejection is in the best interest of a Fund; and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds’ shares.

In addition to cash purchases, Fund shares may be purchased by tendering payment in kind in the form of shares of stock, bonds or other securities.  Any securities used to buy a Fund’s shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.

Automatic Investment Plan
As discussed in the Prospectus, the Funds provide an Automatic Investment Plan (“AIP”) for the convenience of investors who wish to purchase shares of a Fund on a regular basis.  All record keeping and custodial costs of the AIP are paid by the Funds.  The market value of a Fund’s shares is subject to fluctuation.  Prior to participating in the AIP, an investor should note that the AIP does not protect it against depreciation in declining markets.

How to Sell Shares and Delivery of Redemption Proceeds
You can sell your Fund shares any day the NYSE is open for regular trading. Payments to shareholders for shares of the Funds redeemed directly from a Fund will be made as promptly as possible but no later than seven days after receipt by the transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than your cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Instructions
As described in the Prospectus, shareholders with telephone privileges established on their account may redeem a Fund’s shares by telephone.  Upon receipt of any instruction or inquiry from any person claiming to be the shareholder, a Fund or its authorized agent may carry out the instruction and/or respond to the inquiry consistent with shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, a Fund and its agents use procedures that are reasonably designed to ensure that such instructions are genuine, such as (1) obtaining some or all of the following information: account number, name(s) and social security number(s) registered to the account, and personal identification; (2) recording all telephone transactions; and (3) sending written confirmation of each transaction to the registered owner.

The transfer agent will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine.  If it fails to employ reasonable procedures, the Funds and the transfer agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, an investor agrees, however, that to the extent permitted by applicable law, neither the Funds nor their agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, consult the transfer agent.

Redemptions In-Kind
The Trust has filed an election under SEC Rule 18f-1 under the 1940 Act committing to pay, in cash, all redemptions by a shareholder of record up to amounts specified by the rule (in excess of the lesser of (1) $250,000 or (2) 1% of a Fund’s assets).  Each Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by a distribution in kind of portfolio securities (instead of cash).  The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV for the shares being sold.  If a shareholder receives a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash and would bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind is treated as a taxable transaction and a sale of the redeemed shares, generally resulting in capital gain or loss to you, subject to certain loss limitation rules.

DISTRIBUTIONS AND TAX INFORMATION

Distributions
The Funds will make distributions of dividends and capital gains, if any, at least annually, typically in December.  Each Fund may make another distribution of any additional undistributed capital gains earned during the 12-month period ended October 31 by December 31 of each year.

Each distribution by a Fund is accompanied by a brief explanation of the form and character of the distribution. In January of each year, each Fund will issue to each shareholder a statement of the federal income tax status of all distributions to such shareholder for the previous year.

Tax Information
Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund has elected to qualify and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”) provided it complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of distributions.  It is each Fund’s policy to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income tax or excise taxes.  However, the Funds can give no assurances that its distributions will be sufficient to eliminate all taxes.  To comply with the requirements, each Fund must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income for such year,  (ii) at least 98% of the excess of its realized capital gains over its realized capital losses for the one-year period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.  If a Fund fails to qualify as a regulated investment company under Subchapter M, it will be taxed as a corporation.

Each Fund’s ordinary income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a taxable year are computed by taking into account any capital loss carry-forward of a Fund, applied first against any short-term capital gain in the taxable year such loss carry-forward is utilized.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividends currently eligible for taxation at long-term capital gain rates to the extent derived from domestic or certain foreign corporations, and provided that the Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the inter-corporate dividends-received deduction to the extent derived from domestic corporations, and provided that a Fund designates the amount distributed as a qualifying dividend and certain holding period requirements are met.  The aggregate amount so designated to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by the applicable Fund for its taxable year.  In addition, dividends that a Fund receives from shares in another regulated investment company (such as many of the underlying mutual funds in which the Funds invest) will only be qualifying dividends for such purposes to the extent that such dividends are derived from qualifying sources by such underlying regulated investment company and certain holding period requirements are met.  The portion of a Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  The special treatment of such dividends may be reduced or eliminated if the Fund shares held by an individual investor are held for less than 61 days, or Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time they have held their shares.  Capital gains distributions are not eligible for the dividends-received deduction referred to in the previous paragraph.  Distributions of any ordinary income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Under the Code, each Fund will be required to report to the Internal Revenue Service all distributions of ordinary income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to backup withholding currently at the rate of 28% in the case of non-exempt shareholders who fail to furnish a Fund with their taxpayer identification numbers and with required certifications regarding their correct status under the federal income tax law or if the IRS notifies the Funds that such backup withholding is required.  If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide a Fund with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Each Fund reserves the right to refuse to open an account for any person failing to certify the person’s taxpayer identification number.

Each Fund will not be subject to corporate income tax in the Commonwealth of Massachusetts as long as it qualifies as a regulated investment company for federal income tax purposes.  Distributions and the transactions referred to in the preceding paragraphs may be subject to state and local income taxes, and the tax treatment thereof may differ from the federal income tax treatment.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on Fund distributions.

In addition, the foregoing discussion of tax law is based on existing provisions of the Code, existing and proposed regulations thereunder and current administrative rulings and court decisions, all of which are subject to change.  Any such charges could affect the validity of this discussion.  The discussion also represents only a general summary of tax law and practice currently applicable to a Fund and certain shareholders therein, and, as such, is subject to change.  In particular, the consequences of an investment in shares of a Fund under the laws of any state, local or foreign taxing jurisdictions are not discussed herein.  Each prospective investor should consult his or her own tax advisor to determine the application of the tax law and practice in his or her own particular circumstances.

THE FUNDS’ DISTRIBUTOR

Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (“Quasar”), acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  Pursuant to a distribution agreement between the Funds and Quasar (the “Distribution Agreement”), Quasar acts as the Funds’ principal underwriter and distributor and provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of FINRA.

The Distribution Agreement between the Funds and Quasar continues in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities, and, in either case by a majority of the Independent Trustees.  The Distribution Agreement is terminable without penalty by the by the Trust on behalf of the Funds on a 60-day written notice when authorized either by a majority vote of the Funds’ shareholders or by vote of a majority of the Board, including a majority of the Independent Trustees, or by the Quasar on a 60-day written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

MARKETING AND SUPPORT PAYMENTS

The Funds’ Advisor, out of its own resources and without additional cost to the Funds or their shareholders, may provide additional cash payments or other compensation to certain financial intermediaries who sell shares of the Funds.  Such payments may be divided into categories as follows:

Support Payments
Payments may be made by the Advisor to certain financial intermediaries in connection with the eligibility of the Funds to be offered in certain programs and/or in connection with meetings between Fund representatives and financial intermediaries and their sales representatives.  Such meetings may be held for various purposes, including providing education and training about the Funds and other general financial topics to assist financial intermediaries’ sales representatives in making informed recommendations to, and decisions on behalf of, their clients.

As of December 31, 2009 the Advisor has agreements with eight firms to pay such Support Payments, which are structured in three ways:  (1) as a percentage of net sales; (2) as a percentage of net assets; and/or (3) a flat fee.

Support Payments to these dealers were as follows:

Firm	Dollar Amount
Charles Schwab	$1,242,863.76
NFS	$794,934.35
TD Ameritrade	$251,853.49
Pershing, LLC	$36,659.29
Vanguard	$25,370.71
Prudential	$8,569.51
Scottrade	$6,225.10
Orion	$6,202.36

Entertainment, Conferences and Events
The Advisor also may pay cash or non-cash compensation to sales representatives of financial intermediaries in the form of (1) occasional gifts; (2) occasional meals, tickets or other entertainments; and/or (3) sponsorship support for the financial intermediary’s client seminars and cooperative advertising.  In addition, the Advisor pays for exhibit space or sponsorships at regional or national events of financial intermediaries.

The prospect of receiving, or the receipt of additional payments or other compensation as described above by financial intermediaries may provide such intermediaries and/or their salespersons with an incentive to favor sales of shares of the Funds, and other mutual funds whose affiliates make similar compensation available, over sale of shares of mutual funds (or non-mutual fund investments) not making such payments.  You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

FINANCIAL STATEMENTS

The Funds’ Annual Report to shareholders for their fiscal year ended October 31, 2009 is a separate document and the financial statements, accompanying notes and report of the independent registered public accounting firm appearing therein are incorporated by reference into this SAI.

APPENDIX A
CORPORATE BOND RATINGS

Moody’s Investors Service, Inc.

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations or protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

A:  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered medium grade obligations, e.g., they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modified 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s Ratings Group

AAA: Bonds rated AAA are highest grade debt obligations.  This rating indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated AA also qualify as high-quality debt obligations.  Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in small degree.

A:  Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest.  Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC, C: Bonds rated BB, B, CCC, CC and C are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal, BB indicates the least degree of speculation and C the highest.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues.  However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.  The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Bonds rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.  The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.  The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating.  The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI: The rating CI is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in payment default.  The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors believes that such payments will be made during such grace period.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the additional of a plus or minus sign to show relative standing with the major categories.

APPENDIX B
COMMERCIAL PAPER RATINGS

Moody’s Investors Service, Inc.

Prime-1--Issuers (or related supporting institutions) rated “Prime-1” have a superior ability for repayment of senior short-term debt obligations.  “Prime-1” repayment ability will often be  evidenced by many of the following characteristics:  leading market positions in well-established  industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed  financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers (or related supporting institutions) rated “Prime-2” have a strong ability for repayment of senior short-term debt obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios, while sound, will be more subject to variation.  Capitalization characteristics, while still appropriate, may be more affected by external conditions.  Ample alternative liquidity is maintained.

Standard & Poor’s Ratings Group

A-1--This highest category indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.  However, the  relative degree of safety is not as high as for issues designated “A-1”.

PROFESSIONALLY MANAGED PORTFOLIOS (the “Trust”)
PART C
OTHER INFORMATION

Item 28.  Exhibits

(a)
Amended and Restated Agreement and Declaration of Trust is herein incorporated by reference from Post-Effective Amendment No. 211 to Professionally Managed Portfolio’s (the “Trust”) Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on July 27, 2005.

(b)		Amended and Restated By-Laws are herein incorporated by reference from Post-Effective Amendment No. 148 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 18, 2003.
(c)		Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and Bylaws.
(d)	(i)
Investment Advisory Agreement dated September 2, 2008 between the Trust on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Investment Advisory Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(v)(B)
Investment Advisory Agreement dated January 31, 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund and DAL Investment Company, LLC, is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)(C)
Investment Advisory Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(v)(D)
Investment Advisory Agreement dated May 29, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(vi)(A)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Hodges Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vi)(B)
Investment Advisory Agreement dated December 7, 2007 between the Trust, on behalf of the Hodges Small Cap Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(vi)(C)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Blue Chip 25 Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)(D)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Equity Income Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

1

(vi)(E)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Pure Contrarian Fund and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Fund, and Osterweis Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(viii)
Amended and Restated Investment Advisory Agreement dated July 27, 2008 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(ix)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)
Amended and Restated Investment Advisory Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xi)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xii)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xiii)
Amended and Restated Investment Advisory Agreement between the Trust, on behalf of the TCM Small Cap Growth Fund and the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

2

(xiv)
Amended and Restated Investment Advisory Agreement dated August 31, 2006 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xv)
Investment Advisory Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xvi)
Investment Advisory Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xvii)
Investment Advisory Agreement dated May 1, 2009 between the Trust, on behalf of the Jordan Opportunity Fund, and Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xviii)
Investment Sub-Advisory Agreement dated May 1, 2009 between Hellman, Jordan Management Co., Inc. and Windowpane Advisors, L.L.C. on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xix)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xx)
Investment Advisory Agreement dated August 31, 2009 between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(xxi)	Investment Advisory Agreement dated _______, 2010 between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated – to be filed by amendment.
(e)	(i)
Distribution Agreement dated May 19, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and Quasar Distributors, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(ii)
Distribution Agreement dated November 22, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Quasar Distributors, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the FIMCO Select Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(A)
Distribution Agreement dated July 5, 2006 between the Trust, on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iv)(B)
Amendment to Exhibit A of the Distribution Agreement dated January 11, 2007 between the Trust, on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

3

(iv)(C)
Amendment to Exhibit A of the Distribution Agreement dated February 5, 2008, between the Trust on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(iv)(D)
Distribution Agreement dated February 24, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(v)(A)
Distribution Agreement dated June 1, 2006 between the Hodges Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 259 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2006.

(v)(B)
Amendment to Exhibit A of the Distribution Agreement dated November 28, 2007, between the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(v)(C)
Second Amendment dated June 15, 2009 to the Distribution Agreement dated June 1, 2006, as amended November 28, 2007, between the Trust on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(vi)
Distribution Agreement dated July 10, 2006 between the Trust, on behalf of The Osterweis Fund and The Osterweis Strategic Income Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(vii)
Distribution Agreement dated June 27, 2006 between the Trust, on behalf of The Perkins Discovery Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(viii)
Distribution Agreement dated July 7, 2006 between the Trust, on behalf of the Portfolio 21, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)(A)
Distribution Agreement dated July 20, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ix)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 323 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 29, 2008.

(x)(A)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(x)(B)
Amendment to Distribution Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xi)
Distribution Agreement dated June 26, 2006 between the Trust, on behalf of the Villere Balanced Fund, and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

4

	(xii)	Distribution Agreement dated _______, 2009 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, and Quasar Distributors, LLC – to be filed by amendment.
(xiii)
Distribution Agreement dated February 24, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xiv)
Form of Distribution Agreement dated ______, 2009 between the Trust, on behalf of the Jordan Opportunity Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(xv)
Distribution Agreement dated June 15, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvi)
Distribution Agreement dated August 3, 2009 between the Trust, on behalf of the Akre Focus Fund and Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(xvii)	Distribution Agreement dated ________, 2010 between the Trust, on behalf of the Brown Advisory funds and Quasar Distributors, LLC – to be filed by amendment.
(f)		Bonus or Profit Sharing Contracts – None.
(g)	(i)
Custodian Agreement dated June 22, 2006 between the Trust and U.S. Bank, National Association is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)
Addendum to Custodian Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)
Addendum to Custodian Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iv)
Addendum to Custodian Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(v)
Addendum to Custodian Agreement on behalf of the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(vi)
Addendum to Custodian Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(vii)
Addendum to Custodian Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(viii)
Addendum to Custodian Agreement on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(ix)
Addendum to Custodian Agreement on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

5

(x)
Amendment to Custodian Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xi)
Form of Amendment to Custodian Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(xii)
Amendment to Custodian Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xiii)
Amendment to Custodian Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xiv)
Amendment to Custodian Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xv)
Amendment to Custodian Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(xvi)	Amendment to Custodian Agreement on behalf of the Brown Advisory Funds – to be filed by amendment.
(h)	(i)(A)
Fund Administration Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(B)
Addendum to Fund Administration Servicing Agreement dated July 24, 2006 between the Trust, on behalf of the Stephens Mid Cap Growth Fund and the Stephens Small Cap Growth Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(C)
Addendum to Fund Administration Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(i)(D)
Addendum to Fund Administration Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(i)(E)
Addendum to Fund Administration Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(i)(F)
Addendum to Fund Administration Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(i)(G)
Addendum to Fund Administration Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(i)(H)
Addendum to Fund Administration Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

6

(i)(I)
Addendum to Fund Administration Servicing Agreement on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(i)(J)
Amendment to Fund Administration Servicing Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(i)(K)
Form of Amendment to Fund Administration Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(i)(L)
Amendment to Fund Administration Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(i)(M)
Amendment to Fund Administration Servicing Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(i)(N)
Amendment to Fund Administration Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(i)(O)
Amendment to Fund Administration Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(i)(P)	Amendment to Fund Administration Servicing Agreement on behalf of the Brown Advisory Funds – to be filed by amendment.
(ii)(A)
Fund Accounting Servicing Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(B)
Addendum to Fund Accounting Servicing Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(ii)(C)
Addendum to Fund Accounting Servicing Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(ii)(D)
Addendum to Fund Accounting Servicing Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(ii)(E)
Addendum to Fund Accounting Servicing Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(ii)(F)
Addendum to Fund Accounting Servicing Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(ii)(G)
Addendum to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

7

(ii)(H)
Addendum to Fund Accounting Servicing Agreement on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(ii)(I)
Amendment to Fund Accounting Servicing Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(ii)(J)
Form of Amendment to Fund Accounting Servicing Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(ii)(K)
Amendment to Fund Accounting Servicing Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(ii)(L)
Amendment to Fund Accounting Servicing Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(M)
Amendment to Fund Accounting Servicing Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(ii)(N)
Amendment to Fund Accounting Servicing Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(ii)(O)	Amendment to Fund Accounting Servicing Agreement on behalf of the Brown Advisory Funds – to be filed by amendment.
(iii)(A)
Transfer Agent Agreement dated June 22, 2006 between the Trust and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(B)
Addendum to Transfer Agent Agreement dated August 17, 2006 on behalf of the FundX Upgrader Fund, the FundX Stock Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and U.S. Bancorp Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(iii)(C)
Addendum to Transfer Agent Agreement dated November 20, 2006 on behalf of the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(iii)(D)
Addendum to Transfer Agent Agreement dated January 11, 2007 on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(iii)(E)
Addendum to Transfer Agent Agreement on behalf of the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(iii)(F)
Addendum to Transfer Agent Agreement on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iii)(G)
Addendum to Transfer Agent Agreement on behalf of the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

8

(iii)(H)
Addendum to Transfer Agent Agreement on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(iii)(I)
Amendment to Transfer Agent Agreement on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(iii)(J)
Form of Amendment to Transfer Agent Agreement on behalf of the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 331 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 22, 2009.

(iii)(K)
Transfer Agent Agreement dated May 1, 2009 between the Trust, on behalf of Jordan Opportunity Fund, and Atlantic Shareholder Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(iii)(L)
Amendment to Transfer Agent Agreement on behalf of the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(iii)(M)
Amendment to Transfer Agent Agreement on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(N)
Amendment to Transfer Agent Agreement on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(iii)(O)
Amendment to Transfer Agent Agreement on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(iii)(P)	Amendment to Transfer Agent Agreement on behalf of the Brown Advisory Funds – to be filed by amendment.
(iv)
Operating Expense Limitation Agreement dated September 2, 2008 between the Trust, on behalf of the CAN SLIM® Select Growth Fund, and NorthCoast Asset Management, LLC is hereby incorporated by reference from Post-Effective Amendment No. 322 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 28, 2008.

(v)
Operating Expense Limitation Agreement dated November 30, 2006 between the Trust, on behalf of the Counterpoint Select Fund, and Jurika, Mills & Keifer, LLC is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

(vi)
Operating Expense Limitation Agreement dated November 15, 2005 between the Trust, on behalf of the FIMCO Select Fund, and Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(vii)
Operating Expense Limitation Agreement dated August 10, 2005 between the Trust, on behalf of the FundX Stock Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 226 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 12, 2005.

(viii)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

9

(ix)
Operating Expense Limitation Agreement dated June 21, 2002 between the Trust, on behalf of the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 163 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 13, 2004.

(x)
Operating Expense Limitation Agreement dated January 31 2007 between the Trust on behalf of the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(xi)
Operating Expense Limitation Agreement dated February 20, 2008 between the Trust, on behalf of the FundX Tactical Upgrader Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(xii)
Operating Expense Limitation Agreement dated May 29, 2009 between the Trust, on behalf of the FundX Tactical Total Return Fund, and DAL Investment Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xiii)
Operating Expense Limitation Agreement dated December 7, 2007, as amended August 14, 2008, between the Trust, on behalf of the Hodges Small Cap Fund, and Hodges Capital Management, Inc. is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(xiv)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Blue Chip 25 Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xv)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Equity Income Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvi)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Hodges Pure Contrarian Fund, and Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xvii)
Operating Expense Limitation Agreement dated August 30, 2002 between the Trust, on behalf of The Osterweis Strategic Income Fund, and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 154 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2003.

(xviii)
Operating Expense Limitation Agreement dated July 18, 2007 between the Trust, on behalf of The Perkins Discovery Fund, and Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 298 to the Trust’s Registration Statement on Form N-1a, filed with the SEC on December 13, 2007.

(xix)
Operating Expense Limitation Agreement dated March 1, 2007 between the Trust, on behalf of Portfolio 21, and Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2007.

(xx)
Operating Expense Limitation Agreement dated March 20, 2008 between the Trust, on behalf of the Stephens Mid Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

10

(xxi)
Operating Expense Limitation Agreement dated March 20, 2008 between the Trust, on behalf of the Stephens Small Cap Growth Fund, and Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(xxii)
Operating Expense Limitation Agreement dated August 31, 2006 between the Trust, on behalf of the TCM Small Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

(xxiii)
Operating Expense Limitation Agreement between the Trust, on behalf of the TCM Small-Mid Cap Growth Fund, and Tygh Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xxiv)
Operating Expense Limitation Agreement dated August 7, 2002 between the Trust, on behalf of the Villere Balanced Fund, and St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 160 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 16, 2003.

(xxv)
Operating Expense Limitation Agreement dated July 27, 2009 between the Trust, on behalf of the Winslow Green Growth Fund and Winslow Green Solutions Fund, Winslow Green Solutions Fund, and Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xxvi)
Operating Expense Limitation Agreement dated March 31, 2009 between the Trust, on behalf of the Congress Large Cap Growth Fund, and Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xxvii)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the DSM Large Cap Growth Fund, and DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxviii)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xxix)
Operating Expense Limitation Agreement dated August 31, 2009 between the Trust, on behalf of the Akre Focus Fund, and Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxx)
Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(xxxi)	Operating Expense Limitation Agreement dated ________, 2010 between the Trust, on behalf of the Brown Advisory Funds, and Brown Investment Advisory Incorporated – to be filed by amendment.
(i)	(i)
Opinion and Consent of Counsel dated September 21, 2005 by Goodwin Procter LLP for the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 227 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 21, 2005.

(ii)
Opinion and Consent of Counsel dated November 30, 2006 by Goodwin Procter LLP for the Counterpoint Select Fund is hereby incorporated by reference from Post-Effective Amendment No. 271 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 30, 2006.

11

(iii)
Opinion and Consent of Counsel dated December 21, 2005 by Goodwin Procter LLP for the FIMCO Select Fund is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iv)
Opinion and Consent of Counsel dated September 12, 2005 by Goodwin Procter LLP for the FundX Stock Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 228 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 26, 2005.

(v)
Opinion and Consent of Counsel dated June 24, 2002 by Goodwin Procter LLP for the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund is herein incorporated by reference from Post-Effective Amendment No. 133 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 28, 2002.

(vi)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker LLP for the FundX Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 132 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 21, 2002.

(vii)
Opinion and Consent of Counsel dated January 31, 2007 by Goodwin Procter LLP for the FundX ETF Upgrader Fund and the FundX ETF Aggressive Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 277 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 31, 2007.

(viii)
Opinion and Consent of Counsel dated February 21, 2008 by Goodwin Procter LLP for the FundX Tactical Upgrader Fund is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ix)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(x)
Opinion and Consent of Counsel dated December 18, 2007 by Goodwin Procter LLP for the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(xi)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Fund is herein incorporated by reference from Post-Effective Amendment No. 74 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xii)
Opinion and Consent of Counsel dated August 21, 2002 by Paul, Hastings, Janofsky & Walker LLP for The Osterweis Strategic Income Fund is herein incorporated by reference from Post-Effective Amendment No. 142 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 22, 2002.

(xiii)
Opinion and Consent of Counsel dated July 22, 1999 by Paul, Hastings, Janofsky & Walker LLP for The Perkins Discovery Fund is herein incorporated by reference from Post-Effective Amendment No. 78 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 26, 1999.

(xiv)
Opinion and Consent of Counsel dated December 19, 2000 by Paul, Hastings, Janofsky & Walker LLP for Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 110 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 20, 2000.

(xv)
Opinion and Consent of Counsel dated November 23, 2005 by Goodwin Procter LLP for the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(xvi)
Opinion and Consent of Counsel dated January 30, 2006 by Goodwin Procter LLP for the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 251 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 30, 2006.

12

(xvii)
Opinion and Consent of Counsel dated September 28, 2004 by Goodwin Procter LLP for the TCM Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xviii)
Opinion and Consent of Counsel by Goodwin Procter LLP for the TCM Small-Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 285 to the Trust’s Registration Statement on Form N-1A, file with the SEC on June 26, 2007.

(xix)
Opinion and Consent of Counsel dated June 5, 2002 by Paul, Hastings, Janofsky & Walker for the Villere Balanced Fund is herein incorporated by reference from Post-Effective Amendment No. 130 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 7, 2002.

(xx)(A)
Opinion of Counsel dated May 23, 2008 by Goodwin Procter LLP for the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 317 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on June 30, 2008.

(xx)(B)
Consent of Counsel dated May 27, 2008 by Paul, Hastings, Janofsky & Walker for the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 313 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 27, 2008.

(xxi)(A)
Opinion of Counsel dated March 31, 2009 by Paul, Hastings, Janofsky & Walker for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xxi)(B)
Consent of Counsel dated March 31, 2009 by Paul, Hastings, Janofsky & Walker for the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xxii)(A)
Opinion of Counsel dated May 1, 2009 by Goodwin Procter LLP for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xxii)(B)
Consent of Counsel dated May 1, 2009 by Paul, Hastings, Janofsky & Walker for the Jordan Opportunity Fund is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xxiii)(A)
Opinion of Counsel dated May 29, 2009 by Paul, Hastings, Janofsky & Walker for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xxiii)(B)
Consent of Counsel dated May 29, 2009 by Paul, Hastings, Janofsky & Walker for the FundX Tactical Total Return Fund is herein incorporated by reference from Post-Effective Amendment No. 346 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 29, 2009.

(xxiv)(A)
Opinion of Counsel dated August 31, 2009 by Paul, Hastings, Janofsky & Walker for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxiv)(B)
Consent of Counsel dated August 31, 2009 by Paul, Hastings, Janofsky & Walker for the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxv)(A)
Opinion of Counsel dated August 31, 2009 by Paul, Hastings, Janofsky & Walker for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xxv)(B)
Consent of Counsel dated August 31, 2009 by Paul, Hastings, Janofsky & Walker for the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

13

(xxvi)(A)
Opinion of Counsel dated August 27, 2009 by Paul, Hastings, Janofsky & Walker for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxvi)(B)
Consent of Counsel dated August 27, 2009 by Paul, Hastings, Janofsky & Walker for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xxvi)(C)
Opinion of Counsel dated August 31, 2009 by Sullivan & Worcester LLP for the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 359 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 11, 2009.

	(xxvii)(A)	Opinion of Counsel dated ________, 2010 by Goodwin Procter LLP for the Brown Advisory Funds – to be filed by amendment.
	(xxvii)(B)	Consent of Counsel dated ________, 2010 by Paul, Hastings, Janofsky & Walker for the Brown Advisory Funds – to be filed by amendment.
(j)	(i)	Consent of Independent Registered Public Accounting Firm – filed herewith.
(ii)(A)
Power of Attorney for Dorothy Berry dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(B)
Power of Attorney for Wallace Cook dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(C)
Power of Attorney for Eric Falkeis dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(D)
Power of Attorney for Carl Froebel dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(E)
Power of Attorney for Steve Paggioli dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(ii)(F)
Power of Attorney for Robert Slotky dated February 11, 2008 is herein incorporated by reference from Post-Effective Amendment No. 308 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 28, 2008.

(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreements – None.
(m)	(i)
Share Marketing Plan pursuant to Rule 12b-1 by the Trust on behalf of the CAN SLIM® Select Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(ii)
Amended and Restated Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Fund is herein incorporated by reference from Post-Effective Amendment No. 288 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 23, 2007.

(iii)
Rule 12b-1 Distribution Plan by the Trust on behalf of the Hodges Small Cap Fund is herein incorporated by reference from Post-Effective Amendment No. 300 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 18, 2007.

(iv)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Hodges Blue Chip 25 Fund, the Hodges Equity Income Fund and the Hodges Pure Contrarian Fund is herein incorporated by reference from Post-Effective Amendment No. 358 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(v)
Share Marketing Plan pursuant to Rule 12b-1 dated April 7, 1998 by the Trust on behalf of The Perkins Discovery Fund is herein incorporated by reference from Post-Effective Amendment No. 268 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 13, 2006.

14

(vi)
Rule 12b-1 Distribution Plan by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 24 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 16, 1996.

(vii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Small Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(viii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 266 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2006.

(ix)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Congress Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(x)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

(xi)
Rule 12b-1 Distribution Plan adopted by the Trust, on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xii)
Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(xiii)	Rule 12b-1 Distribution and Shareholder Servicing Plan adopted by the Trust, on behalf of the Brown Advisory Funds – to be filed by amendment.
(n)	(i)
Rule 18f-3 Plan dated August 14, 2008 by the Trust on behalf of the Hodges Fund and the Hodges Small Cap Fund is herein incorporated be reference from Post Effective Amendment No. 324 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2008.

(ii)
Rule 18f-3 Plan dated March 1, 2007 by the Trust on behalf of Portfolio 21 is herein incorporated by reference from Post-Effective Amendment No. 281 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 29, 2007.

(iii)
Amended and Restated Rule 18f-3 Plan dated March 27, 2008 by the Trust on behalf of the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 311 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 27, 2008.

(iv)
Rule 18f-3 Plan by the Trust on behalf of the Winslow Green Growth Fund and the Winslow Green Solutions Fund is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(v)
Rule 18f-3 Plan dated August 3, 2009 by the Trust on behalf of the DSM Large Cap Growth Fund is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

15

(vi)
Rule 18f-3 Plan dated August 3, 2009 by the Trust on behalf of the Akre Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

	(vii)	Rule 18f-3 Plan dated ________, 2010 by the Trust on behalf of the Brown Advisory Funds – to be filed by amendment.
(o)		Reserved.
(p)	(i)
Code of Ethics for DAL Investment Company, LLC, on behalf of the FundX Stock Upgrader Fund, the FundX Upgrader Fund, the FundX Aggressive Upgrader Fund, the FundX Conservative Upgrader Fund and the FundX Flexible Income Fund, is herein incorporated by reference from Post-Effective Amendment No. 253 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on February 27, 2006.

(ii)
Code of Ethics for Frontier Investment Management Co. is herein incorporated by reference from Post-Effective Amendment No. 242 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(iii)
Code of Ethics for Hodges Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 319 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 28, 2008.

(iv)
Code of Ethics for Jurika, Mills & Keifer, LLC is herein incorporated by reference from Post-Effective Amendment No. 361 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on October 26, 2009.

(v)
Code of Ethics for NorthCoast Asset Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 320 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2008.

(vi)
Code of Ethics for Osterweis Capital Management, Inc. and Osterweis Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 214 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(vii)
Code of Ethics for Perkins Capital Management, Inc. is herein incorporated by reference from Post-Effective Amendment No. 215 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on July 29, 2005.

(viii)
Code of Ethics for Portfolio 21 Investments, formerly Progressive Investment Management Corporation, is herein incorporated by reference from Post-Effective Amendment No. 246 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 29, 2005.

(ix)
Code of Ethics for Stephens Investment Management Group, LLC is herein incorporated by reference from Post-Effective Amendment No. 239 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on November 23, 2005.

(x)
Code of Ethics for Tygh Capital Management, Inc. (formerly, Tyee Capital Management) is herein incorporated by reference from Post-Effective Amendment No. 175 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on September 30, 2004.

(xi)
Code of Ethics for St. Denis J. Villere & Company, LLC is herein incorporated by reference from Post-Effective Amendment No. 244 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on December 22, 2005.

(xii)
Code of Ethics for Brown Investment Advisory Incorporated is herein incorporated by reference from Post-Effective Amendment No. 355 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 25, 2009.

(xiii)
Code of Ethics for Congress Asset Management Company is herein incorporated by reference from Post-Effective Amendment No. 339 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on March 31, 2009.

(xiv)
Code of Ethics for Windowpane Advisors, L.L.C. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xv)
Code of Ethics for Hellman, Jordan Management Company, Inc. is herein incorporated by reference from Post-Effective Amendment No. 343 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on May 1, 2009.

(xvi)
Code of Ethics for DSM Capital Partners LLC is herein incorporated by reference from Post-Effective Amendment No. 357 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 31, 2009.

16

(xvii)
Code of Ethics for Akre Capital Management, LLC is herein incorporated by reference from Post-Effective Amendment No. 356 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 27, 2009.

(xviii)
Code of Ethics for the Distributor, Quasar Distributors, LLC is herein incorporated by reference from Post-Effective Amendment No. 302 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on January 23, 2008.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on December 29, 1995), Article VI of Registrant’s Amended and Restated Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 33-12213) on February 18, 2003), and Paragraph 6 of the Distribution Agreement (previously filed with the Registration Statement on Form N-1A (File No. 33-12213 on February 12, 2002).  With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust.  With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds' Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of Investment Adviser

With respect to the Advisers, the response to this Item will be incorporated by reference to the Advisers’ Uniform Applications for Investment Adviser Registration (“Form ADV”) on file with the SEC.  Each Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter

Quasar Distributors, LLC acts as the Principal Underwriter for the Trust.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds

17

Alpine Series Trust	Masters' Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
Empiric Funds, Inc.	Perritt Funds, Inc.
First American Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
First American Investment Funds, Inc.	PineBridge Mutual Funds
First American Strategy Funds, Inc.	PRIMECAP Odyssey Funds
Fort Pitt Capital Funds	Professionally Managed Portfolios
Glenmede Fund, Inc.	Prospector Funds, Inc.
Glenmede Portfolios	Purisima Funds
Greenspring Fund, Inc.	Quaker Investment Trust
Guinness Atkinson Funds	Rainier Investment Management Mutual Funds
Harding Loevner Funds, Inc.	Rockland Funds Trust
Hennessy Funds Trust	Thompson Plumb Funds, Inc.
Hennessy Funds, Inc.	TIFF Investment Program, Inc.
Hennessy Mutual Funds, Inc.	Trust for Professional Managers
Hennessy SPARX Funds Trust	USA Mutuals Funds
Hotchkis & Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Bob Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	Executive Vice President
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)            Not applicable.

18

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Advisers
Akre Capital Management, LLC 2 West Marshall Street Middleburg, Virginia 20118
Brown Investment Advisory Incorporated 901 S. Bond Street, Suite 400 Baltimore, Maryland 21231 -And- 99 High Street, 12th Floor Boston, Massachusetts 02110
Congress Asset Management Company Two Seaport Lane Boston, Massachusetts 02210
DAL Investment Company, LP 235 Montgomery Street, Suite 1049 San Francisco, CA 94104
DSM Capital Partners LLC 320 East Main Street Mount Kisco, NY 10549
Frontier Investment Management Co. 8401 Central Expressway, Suite 645 Dallas, TX 75225
Hodges Capital Management, Inc. 2905 Maple Avenue Dallas, TX 75201
Jurika, Mills & Keifer, LLC 2101 Webster Street, Suite 1550 Oakland, California, 94612
NorthCoast Asset Management, LLC 35 Mason Street, Greenwich, Connecticut 06830

19

Records Relating to:	Are located at:
Osterweis Capital Management, Inc. One Maritime Plaza, Suite 800 San Francisco, CA 94111
Osterweis Capital Management, LLC One Maritime Plaza, Suite 800 San Francisco, CA 94111
Perkins Capital Management, Inc. 730 East Lake Street Wayzata, MN 55391-1769
Portfolio 21 Investments (formerly Progressive Investment Management Corporation) 721 N.W. Ninth Avenue, Suite 250 Portland, OR 97209
Stephens Investment Management Group, LLC 111 Center Street Little Rock, AR 72201
Tygh Capital Management, Inc. 1211 SW Fifth Avenue, Suite 2100 Portland, OR 97204
St. Denis J. Villere & Co., LLC 601 Poydras Street, Suite 1808 New Orleans, LA 70130
Windowpane Advisors, L.L.C. 600 West Broadway, Suite 1225 San Diego, California 92101
Registrant’s Investment Sub-Advisers
Hellman, Jordan Management Co., Inc. 125 High Street, Suite 800 Boston, Massachusetts 02110

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

20

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 372 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Glendora and State of California, on February 26, 2010.

Professionally Managed Portfolios

By: /s/Robert M. Slotky
         Robert M. Slotky
                               President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 372 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Steven J. Paggioli*	Trustee	February 26, 2010
Steven J. Paggioli

Dorothy A. Berry*	Trustee	February 26, 2010
Dorothy A. Berry

Wallace L. Cook*	Trustee	February 26, 2010
Wallace L. Cook

Carl A. Froebel*	Trustee	February 26, 2010
Carl A. Froebel

/s/Robert M. Slotky	President	February 26, 2010
Robert M. Slotky

Eric W. Falkeis*	Executive Vice President	February 26, 2010
Eric W. Falkeis

/s/Patrick J. Rudnick	Treasurer and Principal	February 26, 2010
Patrick J. Rudnick	Financial and Accounting Officer

*By: /s/Robert M. Slotky		February 26, 2010
Robert M. Slotky Attorney-In Fact pursuant to Power of Attorney

21

INDEX TO EXHIBITS

Exhibit Number	Description

(j)(i)	Consent of Independent Registered Public Accounting Firm

22